UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09435

Waddell & Reed Advisors Funds

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Mara D. Herrington

6300 Lamar Avenue

Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 913-236-2000

Date of fiscal year end: September 30

Date of reporting period: March 31, 2011

ITEM 1.    REPORTS TO STOCKHOLDERS.

Semiannual Report

March 31, 2011

Fixed Income Funds

Waddell & Reed Advisors Bond Fund

Waddell & Reed Advisors Global Bond Fund

Waddell & Reed Advisors Government Securities Fund

Waddell & Reed Advisors High Income Fund

Waddell & Reed Advisors Municipal Bond Fund

Waddell & Reed Advisors Municipal High Income Fund

Money Market Fund

Waddell & Reed Advisors Cash Management

CONTENTS

Waddell & Reed Advisors Funds

This report is submitted for the general information of the shareholders of Waddell & Reed Advisors Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a current Waddell & Reed Advisors Funds prospectus, or summary prospectus, and current performance information, including current Lipper ranking information.

2	SEMIANNUAL REPORT	2011

PRESIDENT’S LETTER

Waddell & Reed Advisors Funds	MARCH 31, 2011 (UNAUDITED)

Henry J. Herrmann, CFA

Dear Shareholder:

In the six months since our last report to you, investors have witnessed a number of events that have had significant effect on the markets. Following a sharp correction in mid-calendar 2010 –driven by concern about sovereign debt in peripheral Europe, China’s ability to deter inflation and slowing economic growth in the United States – conditions improved markedly. Equities began to rebound in August, traditionally a slow month for equities, when talk surfaced about additional government stimulus plans and mid-term elections presented the potential for a more investor-friendly environment in Washington. Stocks rallied late in the third calendar quarter, boosted by the Federal Reserve’s renewed Asset Purchase Program (QEII) and by Congress’s decision to extend the Bush-era tax cuts.

In the final calendar quarter of 2010, stocks experienced a dramatic run-up, with the broad indexes posting impressive gains. The U.S. economy grew at a 3.2 percent annual rate, outpacing the third quarter’s 2.6 percent rate and more in line with the 3.7 percent rate in the first half of the year. The U.S. economy remained resilient during the volatile first quarter of 2011, despite repeated shocks from overseas markets. Political unrest intensified in the Middle East and North Africa, driving oil prices, already bolstered by improving business fundamentals, to recent highs. Investors’ attention turned abruptly to Japan on March 11, 2011, when a massive earthquake and tsunami struck the island’s northern-Pacific coastline, resulting in tremendous damage, loss of life and a nuclear emergency that sparked international fears about radiation contamination. In light of the severity of the Japan crisis, global stock markets were surprisingly quick to recover.

Against this difficult backdrop, the S&P 500 Index posted a 10.20 percent gain for the six months ended March 31, 2011, while fixed-income markets, as measured by the Citigroup Broad Investment Grade Index, returned -1.97 percent. Many international markets also saw progress, but trailed that of the U.S. for the six-month period.

Numerous imponderables remain, including the problems in the Middle East, which are likely to remain unresolved for some time, and government debt and budget problems abroad and in the United States. Nonetheless, we are optimistic that better days are ahead. Interest rates are still low, Federal Reserve and government policy is accommodative, and companies are reporting robust activity and very strong profits. Acquisition activity, a sign that companies are growing more willing to loosen the purse strings and funnel money into their operations, has intensified in recent months.

Economic Snapshot

	03/31/11	09/30/10
S&P 500 Index	1325.83	1141.20
MSCI EAFE Index	1702.54	1561.01
Citigroup Broad Investment Grade Index (annualized yield to maturity)	1.46%	2.33%
U.S. unemployment rate	8.8%	9.6%
30-year fixed mortgage rate	4.84%	4.35%
Oil price per barrel	$106.72	$79.97

Sources: Bloomberg, U.S. Department of Labor

All government statistics shown are subject to periodic revision. The S&P 500 Index is an unmanaged index that tracks the stocks of 500 primarily large-cap U.S. companies. MSCI EAFE Index is an unmanaged index comprised of securities that represent the securities markets in Europe, Australasia and the Far East. Citigroup Broad Investment Grade Index is an unmanaged index comprised of securities that represent the bond market. Annualized yield to maturity is the rate of return anticipated on a bond if it is held until the maturity date. It is not possible to invest directly in any of these indexes. Mortgage rates shown reflect the average rate on a conventional loan with a 60-day lender commitment. Oil prices reflect the market price of West Texas intermediate grade crude.

As always, we thank you for your continued trust in Waddell & Reed Advisors Funds and encourage you to share in our optimism for the future.

Respectfully,

Henry J. Herrmann, CFA

President

The opinions expressed in this letter are those of the President of Waddell & Reed Advisors Funds and are current only through the end of the period of the report, as stated on the cover. The President’s views are subject to change at any time, based on market and other conditions, and no forecasts can be guaranteed.

2011	SEMIANNUAL REPORT	3

ILLUSTRATION OF FUND EXPENSES

Waddell & Reed Advisors Funds (UNAUDITED)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and service fees, and other Fund expenses. The following table is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period ended March 31, 2011.

Actual Expenses

The first section in the following table provides information about actual account values and actual expenses for each share class. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. There may be additional fees charged to holders of certain accounts that are not included in the expenses shown in the table. These fees apply to Individual Retirement Accounts (IRAs), IRA Rollovers, Roth IRAs, Conversion Roth IRAs, Simplified Employee Pension (SEP), Simple IRAs, Tax-Sheltered Accounts (TSAs), Keogh Plans, Owner Only 401(k) (Exclusive K) Plans and Final Pay Plans. As of the close of the six months covered by the table, a customer is charged an annual fee of $15 within each plan type. This fee is waived for IRA Rollovers and Conversion Roth IRAs if the customer owns another type of IRA. Coverdell Education Savings

Account plans are charged an annual fee of $10 per customer. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value as such additional expenses are not reflected in the information provided in the following table. Additional fees have the effect of reducing investment returns.

Hypothetical Example for Comparison Purposes

The second section in the following table provides information about hypothetical account values and hypothetical expenses for each share class based on the Fund’s actual expense ratio and an assumed rate of return of five percent per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this five percent hypothetical example with the five percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second section in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual(1)			Hypothetical(2)
Fund	Beginning Account Value 9-30-10	Ending Account Value 3-31-11	Expenses Paid During Period*	Beginning Account Value 9-30-10	Ending Account Value 3-31-11	Expenses Paid During Period*	Annualized Expense Ratio Based on the Six-Month Period
Bond Fund
Class A	$1,000	$976.40	$4.84	$1,000	$1,020.01	$4.95	0.99%
Class B	$1,000	$969.80	$10.34	$1,000	$1,014.41	$10.58	2.11%
Class C	$1,000	$972.30	$9.27	$1,000	$1,015.56	$9.47	1.88%
Class Y	$1,000	$979.40	$3.36	$1,000	$1,021.50	$3.44	0.69%
Cash Management
Class A	$1,000	$1,000.10	$1.90	$1,000	$1,023.05	$1.92	0.38%
Class B**	$1,000	$1,000.10	$1.90	$1,000	$1,023.05	$1.92	0.38%
Class C**	$1,000	$1,000.10	$1.90	$1,000	$1,023.05	$1.92	0.38%
Global Bond Fund
Class A	$1,000	$1,018.50	$6.06	$1,000	$1,018.98	$6.06	1.19%
Class B	$1,000	$1,010.70	$11.26	$1,000	$1,013.71	$11.28	2.25%
Class C	$1,000	$1,012.00	$10.16	$1,000	$1,014.84	$10.17	2.02%
Class Y	$1,000	$1,017.70	$4.14	$1,000	$1,020.83	$4.14	0.82%

4	SEMIANNUAL REPORT	2011

ILLUSTRATION OF FUND EXPENSES

Waddell & Reed Advisors Funds (UNAUDITED)

	Actual(1)			Hypothetical(2)
Fund	Beginning Account Value 9-30-10	Ending Account Value 3-31-11	Expenses Paid During Period*	Beginning Account Value 9-30-10	Ending Account Value 3-31-11	Expenses Paid During Period*	Annualized Expense Ratio Based on the Six-Month Period
Government Securities Fund
Class A	$1,000	$968.40	$5.02	$1,000	$1,019.86	$5.15	1.02%
Class B	$1,000	$963.50	$10.01	$1,000	$1,014.74	$10.28	2.04%
Class C	$1,000	$964.50	$8.94	$1,000	$1,015.81	$9.17	1.83%
Class Y	$1,000	$970.00	$3.45	$1,000	$1,021.45	$3.54	0.70%
High Income Fund
Class A	$1,000	$1,089.00	$5.64	$1,000	$1,019.52	$5.45	1.08%
Class B	$1,000	$1,083.40	$11.15	$1,000	$1,014.22	$10.78	2.15%
Class C	$1,000	$1,084.70	$9.90	$1,000	$1,015.45	$9.57	1.90%
Class Y	$1,000	$1,090.70	$4.08	$1,000	$1,021.04	$3.94	0.78%
Municipal Bond Fund
Class A	$1,000	$960.50	$4.31	$1,000	$1,020.53	$4.45	0.88%
Class B	$1,000	$955.80	$9.00	$1,000	$1,015.69	$9.27	1.85%
Class C	$1,000	$956.20	$8.61	$1,000	$1,016.13	$8.87	1.76%
Municipal High Income Fund
Class A	$1,000	$955.70	$4.40	$1,000	$1,020.45	$4.55	0.90%
Class B	$1,000	$951.50	$8.98	$1,000	$1,015.78	$9.27	1.84%
Class C	$1,000	$951.60	$8.59	$1,000	$1,016.16	$8.87	1.76%

*	Fund expenses for each share class are equal to the Fund’s annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by 182 days in the six-month period ended March 31, 2011, and divided by 365.

**	Class B and Class C are not available for direct investments.

(1)	This section uses the Fund’s actual total return and actual Fund expenses. It is a guide to the actual expenses paid by the Fund in the period. The “Ending Account Value” shown is computed using the Fund’s actual return and the “Expenses Paid During Period” column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period. For every thousand dollars a shareholder has invested, the expenses are listed in the last column of this section.

(2)	This section uses a hypothetical five percent annual return and actual Fund expenses. It helps to compare the Fund’s ongoing costs with other mutual funds. A shareholder can compare the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The above illustrations are based on ongoing costs only and do not include any transactional costs, such as sales loads, redemption fees or exchange fees.

2011	SEMIANNUAL REPORT	5

PORTFOLIO HIGHLIGHTS

Bond Fund ALL DATA IS AS OF MARCH 31, 2011 (UNAUDITED)

Asset Allocation

Bonds	97.9%
Corporate Debt Securities	48.4%
United States Government and Government Agency Obligations	47.2%
Municipal Bonds–Taxable	1.4%
Other Government Securities	0.9%
Cash and Cash Equivalents	2.1%

Lipper Rankings

Category: Lipper Corporate Debt Funds A Rated	Rank	Percentile
1 Year	119/127	93
3 Year	89/122	73
5 Year	81/114	71
10 Year	42/63	66

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Certain U.S. government securities, such as Treasury securities and securities issued by the Government National Mortgage Association (Ginnie Mae), are backed by the full faith and credit of the U.S. government. Other U.S. government securities, such as securities issued by the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks (FHLB), are not backed by the full faith and credit of the U.S. government and, instead, may be supported only by the credit of the issuer or by the right of the issuer to borrow from the Treasury.

Quality Weightings

Investment Grade	95.6%
AAA	51.1%
AA	7.1%
A	22.4%
BBB	15.0%
Non-Investment Grade	2.3%
BB	2.2%
CCC	0.1%
Cash and Cash Equivalents	2.1%

Our preference is to always use ratings obtained from Standard & Poor’s. For securities not rated by Standard & Poor’s, ratings are obtained from Moody’s.

6	SEMIANNUAL REPORT	2011

SCHEDULE OF INVESTMENTS

Bond Fund (in thousands)	MARCH 31, 2011 (UNAUDITED)

CORPORATE DEBT SECURITIES	Principal	Value

Aerospace & Defense – 0.8%
Bombardier Inc., 7.500%, 3–15–18 (A)	$4,200	$4,536
Honeywell International Inc., 5.000%, 2–15–19	5,000	5,433

		9,969

Biotechnology – 0.7%
Amgen Inc.:
6.150%, 6–1–18	6,000	6,877
5.700%, 2–1–19	2,000	2,232

		9,109

Brewers – 0.9%
Anheuser-Busch InBev Worldwide Inc.:
5.375%, 11–15–14	8,000	8,806
5.375%, 1–15–20	2,000	2,144

		10,950

Broadcasting – 1.3%
CBS Corporation, 8.875%, 5–15–19	13,076	16,400

Cable & Satellite – 1.8%
Comcast Cable Communications, Inc., 8.500%, 5–1–27	5,250	6,273
Comcast Corporation, 5.150%, 3–1–20	4,000	4,159
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc., 3.500%, 3–1–16	9,000	9,007
EchoStar DBS Corporation, 6.375%, 10–1–11	3,000	3,060

		22,499

CMBS Other – 3.1%
Banc of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates, Series 2005–2, 4.783%, 7–10–43 (B)	6,652	6,843
Deutsche Mortgage and Asset Receiving Corporation COMM 2005–C6 Commercial Mortgage Pass-Through Certificates, 5.144%, 6–10–44	18,500	18,989
J.P. Morgan Chase Commercial Mortgage Securities Corp., Commercial Mortgage Pass-Through Certificates, Series 2004–C1, 4.719%, 1–15–38	6,000	6,337
Merrill Lynch Mortgage Trust 2005–CIP1, 4.949%, 7–12–38 (B)	6,000	6,051

		38,220

Coal & Consumable Fuels – 0.3%
Peabody Energy Corporation, 6.500%, 9–15–20	3,000	3,218

Computer & Electronics Retail – 0.4%
Best Buy Co., Inc., 3.750%, 3–15–16	5,000	4,927

Computer Hardware – 1.3%
Hewlett-Packard Company, 2.125%, 9–13–15	17,500	17,132

CORPORATE DEBT SECURITIES (Continued)	Principal	Value

Consumer Finance – 1.8%
American Express Credit Corporation, 2.750%, 9–15–15	$5,000	$4,902
Ford Motor Credit Company LLC, 7.000%, 4–15–15	10,000	10,809
John Deere Capital Corporation, 2.800%, 9–18–17	7,500	7,320

		23,031

Data Processing & Outsourced Services – 0.9%
Western Union Company (The), 6.500%, 2–26–14	10,000	11,110

Diversified Banks – 1.8%
HSBC Holdings plc, 5.100%, 4–5–21	5,500	5,520
U.S. Bancorp, 4.200%, 5–15–14	6,200	6,594
Wells Fargo & Company, 3.676%, 6–15–16 (B)	11,000	11,047

		23,161

Diversified Capital Markets – 1.5%
Credit Suisse AG, 3.500%, 3–23–15	7,000	7,138
Deutsche Bank AG, 3.250%, 1–11–16	12,500	12,533

		19,671

Diversified Chemicals – 1.3%
Dow Chemical Company (The), 7.600%, 5–15–14	1,975	2,280
E.I. du Pont de Nemours and Company:
2.750%, 4–1–16	4,000	3,968
5.750%, 3–15–19	9,000	10,045

		16,293

Diversified Metals & Mining – 0.7%
Rio Tinto Finance (USA) Limited, 8.950%, 5–1–14	7,000	8,414

Education Services – 0.3%
Trustees of Princeton University (The), 4.950%, 3–1–19	3,000	3,253

Electric Utilities – 1.0%
HQI Transelec Chile S.A., 7.875%, 4–15–11	1,218	1,220
NextEra Energy Capital Holdings, Inc., 7.875%, 12–15–15	10,000	11,850

		13,070

Electrical Components & Equipment – 0.2%
Emerson Electric Co., 4.875%, 10–15–19	2,500	2,660

Environmental & Facilities Services – 0.1%
Allied Waste North America, Inc., 7.125%, 5–15–16	1,500	1,566

Fertilizers & Agricultural Chemicals – 0.3%
Potash Corporation of Saskatchewan Inc., 3.250%, 12–1–17	4,500	4,392

2011	SEMIANNUAL REPORT	7

SCHEDULE OF INVESTMENTS

Bond Fund (in thousands)	MARCH 31, 2011 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value

Health Care Equipment – 0.6%
Medtronic, Inc., 3.000%, 3–15–15	$8,000	$8,220

Health Care Services – 1.1%
Medco Health Solutions, Inc., 4.125%, 9–15–20	3,000	2,887
Quest Diagnostics Incorporated, 3.200%, 4–1–16	11,000	10,914

		13,801

Home Improvement Retail – 0.2%
Home Depot, Inc. (The), 4.400%, 4–1–21	3,000	2,990

Household Appliances – 0.2%
Controladora Mabe, S.A. de C.V., 6.500%, 12–15–15 (A)	3,000	3,120

Household Products – 1.0%
Procter & Gamble Company (The), 8.000%, 9–1–24	10,000	13,470

Industrial Conglomerates – 1.5%
General Electric Capital Corporation, 5.625%, 5–1–18	13,000	14,031
Westinghouse Electric Corporation, 8.875%, 6–14–14	4,500	5,151

		19,182

Integrated Oil & Gas – 0.6%
Shell International Finance B.V., 4.375%, 3–25–20	7,000	7,218

Integrated Telecommunication Services – 2.0%
AT&T Inc., 5.800%, 2–15–19	1,500	1,664
Deutsche Telekom International Finance B.V., 4.875%, 7–8–14	6,000	6,484
Verizon Communications Inc., 3.000%, 4–1–16	17,000	16,891

		25,039

Internet Software & Services – 0.8%
British Telecommunications plc, 5.150%, 1–15–13	10,000	10,632

Investment Banking & Brokerage – 2.0%
Goldman Sachs Group, Inc. (The), 5.375%, 3–15–20	13,000	13,181
Morgan Stanley, 4.100%, 1–26–15	12,450	12,766

		25,947

IT Consulting & Other Services – 1.0%
International Business Machines Corporation:
2.000%, 1–5–16	8,000	7,769
7.625%, 10–15–18	4,000	4,999

		12,768

CORPORATE DEBT SECURITIES (Continued)	Principal	Value

Life & Health Insurance – 0.8%
MetLife Global Funding I, 2.500%, 9–29–15 (A)	$5,500	$5,347
Prudential Financial, Inc., 4.750%, 9–17–15	5,000	5,315

		10,662

Multi-Utilities – 2.6%
Dominion Resources, Inc., 5.250%, 8–1–33	7,500	8,096
Duke Energy Carolinas, LLC, 4.300%, 6–15–20	3,250	3,282
Duke Energy Indiana, Inc., 3.750%, 7–15–20	7,000	6,749
NorthWestern Corporation, 6.340%, 4–1–19	7,000	7,626
Pacific Gas and Electric Company, 3.500%, 10–1–20	8,000	7,405

		33,158

Oil & Gas Equipment & Services – 1.5%
Halliburton Company:
6.150%, 9–15–19	3,000	3,442
6.750%, 2–1–27	4,950	5,642
Schlumberger S.A., 2.650%, 1–15–16 (A)	9,500	9,453

		18,537

Oil & Gas Storage & Transportation – 1.6%
Maritimes & Northeast Pipeline, L.L.C., 7.500%, 5–31–14 (A)	9,389	10,155
Sunoco Logistics Partners Operations L.P., 8.750%, 2–15–14	4,500	5,098
Tennessee Gas Pipeline Company, 7.000%, 3–15–27	6,000	6,627

		21,880

Other Diversified Financial Services – 3.0%
Bank of America Corporation:
3.625%, 3–17–16	8,000	7,873
6.500%, 8–1–16	3,000	3,315
ING Bank N.V., 4.000%, 3–15–16 (A)	7,000	6,981
JPMorgan Chase & Co.:
4.650%, 6–1–14	7,000	7,475
6.000%, 1–15–18	10,000	10,948

		36,592

Other Non-Agency REMIC/CMO – 0.5%
MASTR Adjustable Rate Mortgage Trust 2005–1, 3.323%, 3–25–35 (B)	6,176	648
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004–1, 2.592%, 2–25–34 (B)	2,573	604
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004–3AC, 2.519%, 3–25–34 (B)	3,393	372
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004–5, 3.238%, 5–25–34 (B)	2,870	126

8	SEMIANNUAL REPORT	2011

SCHEDULE OF INVESTMENTS

Bond Fund (in thousands)	MARCH 31, 2011 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value

Other Non-Agency REMIC/CMO (Continued)
Wells Fargo Mortgage Pass-Through Certificates, Series 2003–10, 4.500%, 9–25–18	$4,217	$4,334

		6,084

Packaged Foods & Meats – 0.9%
Kraft Foods Inc.:
4.125%, 2–9–16	7,625	7,897
5.375%, 2–10–20	3,500	3,690

		11,587

Paper Products – 0.1%
Westvaco Corporation, 7.500%, 6–15–27	1,050	1,090

Pharmaceuticals – 3.0%
GlaxoSmithKline Capital Inc., 5.650%, 5–15–18	7,500	8,415
Johnson & Johnson, 5.150%, 7–15–18	6,000	6,696
Merck & Co., Inc., 4.750%, 3–1–15	4,500	4,912
Novartis Capital Corporation:
2.900%, 4–24–15	5,000	5,106
4.400%, 4–24–20	2,000	2,066
Pfizer Inc., 5.350%, 3–15–15	8,400	9,362

		36,557

Property & Casualty Insurance – 0.8%
Fidelity National Financial, Inc., 6.600%, 5–15–17	10,000	10,334

Semiconductors – 0.6%
Broadcom Corporation, 2.375%, 11–1–15 (A)	7,530	7,261

Soft Drinks – 0.3%
Bottling Group, LLC, 5.125%, 1–15–19	2,800	3,062
PepsiCo, Inc., 7.900%, 11–1–18	215	273

		3,335

Tobacco – 0.5%
Philip Morris International Inc., 4.500%, 3–26–20	6,800	6,977

Water Utilities – 0.3%
California Water Service Company, 5.875%, 5–1–19	3,000	3,326

Wireless Telecommunication Service – 0.4%
America Movil, S.A.B. de C.V., 5.000%, 3–30–20	5,500	5,664

TOTAL CORPORATE DEBT SECURITIES – 48.4%		$614,476
(Cost: $599,892)

MUNICIPAL BONDS – TAXABLE	Principal	Value

Massachusetts – 0.3%
MA Hlth and Edu Fac Auth, Rev Bonds, Harvard Univ Issue, Ser 2008C, 5.260%, 10–1–18	$3,750	$4,106

New York – 1.1%
NYC Indl Dev Agy, 11.000%, 3–1–29 (A)	10,750	13,361

TOTAL MUNICIPAL BONDS – TAXABLE – 1.4%		$17,467
(Cost: $14,500)

OTHER GOVERNMENT SECURITIES – 0.9%
Canada
Province de Quebec, 7.140%, 2–27–26	9,200	$11,676

(Cost: $9,424)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations – 4.1%
Federal Farm Credit Bank:
4.350%, 9–2–14	10,000	10,879
4.600%, 1–29–20	7,500	8,014
Federal Home Loan Bank, 3.500%, 3–22–16	11,000	11,387
Federal National Mortgage Association:
1.450%, 6–29–15	12,000	12,050
3.100%, 10–16–15	10,000	10,249

		52,579

Mortgage-Backed Obligations – 30.4%
Federal Home Loan Mortgage Corporation Adjustable Rate Participation Certificates, 4.000%, 2–15–23	5,877	6,126
Federal Home Loan Mortgage Corporation Agency REMIC/CMO:
5.000%, 5–15–19	4,500	4,843
5.000%, 7–15–19	861	891
5.000%, 5–15–23	5,500	5,870
5.000%, 9–15–31 (C)	3,581	294
5.500%, 9–15–31	2,056	2,122
5.500%, 5–15–34	1,061	1,134
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
4.000%, 6–1–14	817	840
4.500%, 4–1–18	1,136	1,202
4.500%, 3–1–19	1,163	1,227
4.500%, 10–1–20	4,394	4,644
5.000%, 6–1–21	1,875	2,004
6.000%, 7–1–22	1,721	1,875
6.000%, 8–1–22	1,024	1,120
5.000%, 6–1–23	10,570	11,223
4.000%, 7–1–25	11,955	12,296
5.000%, 7–1–25	3,016	3,210
6.000%, 2–1–27	1,781	1,946
4.500%, 6–15–27	7,721	8,099
4.500%, 5–15–32	8,848	9,379
5.500%, 10–1–35	2,606	2,791
4.000%, 11–15–36	6,423	6,698
4.500%, 5–15–39	3,079	3,239

2011	SEMIANNUAL REPORT	9

SCHEDULE OF INVESTMENTS

Bond Fund (in thousands)	MARCH 31, 2011 (UNAUDITED)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS (Continued)	Principal	Value

Mortgage-Backed Obligations (Continued)
Federal National Mortgage Association Agency REMIC/CMO:
5.000%, 3–25–18	$8,500	$9,061
5.000%, 6–25–18	6,750	7,239
5.000%, 9–25–18	5,000	5,279
3.000%, 3–15–25	13,467	13,358
4.000%, 2–25–26	9,869	10,287
3.500%, 3–15–26	8,094	8,274
5.000%, 3–25–29	3,276	3,318
4.000%, 11–25–32	1,032	1,082
5.000%, 7–15–33	10,000	10,561
3.500%, 8–25–33	2,497	2,569
4.500%, 12–25–34	3,880	4,086
4.000%, 10–15–35	12,331	12,740
5.500%, 7–15–36	3,278	3,497
5.500%, 11–25–36 (C)	15,650	2,999
4.500%, 3–25–37	9,474	9,975
5.500%, 4–25–37	7,469	8,107
4.000%, 3–25–39	4,617	4,738
4.000%, 5–25–39	10,568	10,967
4.500%, 8–15–39	11,683	12,354
4.500%, 6–25–40	9,857	10,358
4.500%, 10–25–40	12,183	12,806
5.000%, 7–25–50	12,783	13,629
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
5.505%, 4–1–17	7,963	8,544
4.000%, 11–1–18	2,137	2,235
4.500%, 6–1–19	3,360	3,548
4.500%, 8–1–19	3,827	4,041
4.500%, 9–1–19	6,436	6,785
5.000%, 12–1–19	1,869	1,999
5.500%, 10–1–21	11,060	12,017
5.500%, 11–1–22	4,181	4,542
5.000%, 9–1–23	7,887	8,381
5.500%, 10–1–23	1,310	1,433
4.000%, 3–1–24	11,550	11,875
5.000%, 4–1–24	3,266	3,481
4.500%, 7–25–24	3,000	3,153
5.000%, 4–1–25	7,693	8,175
5.000%, 5–1–28	4,190	4,422
5.500%, 9–25–31	1,893	1,973
5.000%, 6–25–32	2,710	2,838
5.500%, 2–1–33	2,175	2,342
6.000%, 4–1–33	1,064	1,171
5.000%, 9–1–33	5,540	5,833
5.500%, 2–1–35	5,503	5,938
Government National Mortgage Association Agency REMIC/CMO, 4.500%, 8–20–40	10,109	10,550

		385,633

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 34.5%		$438,212
(Cost: $430,907)

UNITED STATES GOVERNMENT OBLIGATIONS	Principal	Value

Treasury Obligations – 12.7%
United States Treasury Bonds:
8.000%, 11–15–21	$8,900	$12,414
4.750%, 2–15–41	50,000	51,938
United States Treasury Notes:
2.375%, 2–28–15	24,850	25,425
2.500%, 4–30–15	15,000	15,390
3.625%, 8–15–19	30,000	30,970
3.625%, 2–15–21	25,000	25,320

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 12.7%		$161,457
(Cost: $159,856)

SHORT-TERM SECURITIES
Commercial Paper (D) – 0.2%
Harley-Davidson Funding Corp., 0.000%, 4–1–11	2,660	2,660

Commercial Paper (backed by irrevocable letter of credit) (D) – 0.4%
River Fuel Company #2, Inc. (Bank of Nova Scotia), 0.290%, 4–29–11	5,000	4,999

Municipal Obligations – Taxable – 1.0%
Cape Coral, FL (Bank of America, N.A.), 0.300%, 5–3–11	2,000	2,000
Exempla General Impvt Dist of Lafayette, CO, Spl Impvt Dist No. 02-01, Spl Assmt Var Rate Rev Rfdg and Impvt Bonds, Ser 2002 (Wells Fargo Bank, N.A.), 0.240%, 4–7–11 (E)	850	850
Santa Clara Cnty, Teeter Plan Oblig, Ser A-1 (JPMorgan Chase Bank, N.A.), 0.260%, 4–5–11	10,000	10,000

		12,850

TOTAL SHORT-TERM SECURITIES – 1.6%		$20,509
(Cost: $20,509)

TOTAL INVESTMENT SECURITIES – 99.5%		$1,263,797
(Cost: $1,235,088)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.5%		6,633

NET ASSETS – 100.0%		$1,270,430

10	SEMIANNUAL REPORT	2011

SCHEDULE OF INVESTMENTS

Bond Fund (in thousands)	MARCH 31, 2011 (UNAUDITED)

Notes to Schedule of Investments

(A)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, the total value of these securities amounted to $60,214 or 4.7% of net assets.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2011.

(C)	Interest Only Security. Amount shown as principal represents notional amount for computation of interest.

(D)	Rate shown is the yield to maturity at March 31, 2011.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2011. Date shown represents the date that the variable rate resets.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2011. See Note 1 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Debt Securities	$—	$614,476	$—
Municipal Bonds	—	17,467	—
Other Government Securities	—	11,676	—
United States Government Agency Obligations	—	429,938	8,274
United States Government Obligations	—	161,457	—
Short-Term Securities	—	20,509	—
Total	$—	$1,255,523	$8,274

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

United States Government Agency Obligations
Beginning Balance 10–1–10	$—
Net realized gain (loss)	—
Net unrealized appreciation (depreciation)	—
Purchases	—
Sales	—
Transfers into Level 3 during the period	8,274
Transfers out of Level 3 during the period	—
Ending Balance 3–31–11	$8,274
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 3–31–11	$11

The following acronyms are used throughout this schedule:

CMBS = Collateralized Mortgage-Backed Security

CMO = Collateralized Mortgage Obligation

REMIC = Real Estate Mortgage Investment Conduit

See Accompanying Notes to Financial Statements.

2011	SEMIANNUAL REPORT	11

PORTFOLIO HIGHLIGHTS

Cash Management	ALL DATA IS AS OF MARCH 31, 2011 (UNAUDITED)

Asset Allocation

Corporate Obligations	57.7%
Commercial Paper (backed by irrevocable letter of credit)	21.0%
Notes	16.4%
Commercial Paper	10.8%
Notes (backed by irrevocable letter of credit)	9.5%
Municipal Obligations	37.4%
United States Government and Government Agency Obligations and Cash and Other Assets, Net of Liabilities	4.9%

Lipper Rankings

Category: Lipper Money Market Funds	Rank	Percentile
1 Year	84/270	31
3 Year	16/256	7
5 Year	60/237	26
10 Year	96/192	50

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

12	SEMIANNUAL REPORT	2011

SCHEDULE OF INVESTMENTS

Cash Management (in thousands)	MARCH 31, 2011 (UNAUDITED)

CORPORATE OBLIGATIONS	Principal	Value

Commercial Paper (A)
Bemis Company, Inc., 0.000%, 4–1–11	$3,483	$3,483
Corporacion Andina de Fomento:
0.180%, 4–7–11	14,200	14,200
0.210%, 4–25–11	2,000	2,000
0.240%, 5–9–11	2,700	2,699
0.240%, 5–17–11	14,500	14,495
0.780%, 12–7–11	19,000	18,897
Danaher Corporation, 0.190%, 4–18–11	11,751	11,750
John Deere Capital Corporation, 0.190%, 4–26–11	25,962	25,958
Sara Lee Corporation, 0.000%, 4–1–11	5,250	5,250
Sonoco Products Co., 0.000%, 4–1–11	5,250	5,250
Wisconsin Electric Power Co., 0.170%, 4–7–11	10,346	10,346

Total Commercial Paper – 10.8%		114,328
Commercial Paper (backed by irrevocable letter of credit) (A)
American Honda Finance Corp. (Honda Motor Co.), 0.190%, 4–21–11	31,000	30,997
Axis Bank Limited (Bank of America, N.A.), 0.590%, 4–19–11	11,250	11,246
COFCO Capital Corp. (Rabobank Nederland):
0.230%, 4–14–11	12,800	12,799
0.240%, 5–3–11	39,200	39,191
ICICI Bank Limited (Bank of America, N.A.):
0.540%, 6–15–11	18,100	18,079
0.650%, 9–16–11	28,500	28,414
John Deere Credit Limited (John Deere Capital Corporation):
0.180%, 4–11–11	5,000	5,000
0.180%, 4–11–11	2,500	2,500
0.200%, 4–14–11	12,227	12,226
River Fuel Company #2, Inc. (Bank of Nova Scotia), 0.290%, 4–29–11	35,000	34,992
River Fuel Trust #1 (Bank of New York (The)), 0.290%, 6–15–11	17,000	16,990
Straight–A Funding, LLC (Federal Financing Bank), 0.220%, 5–10–11	11,000	10,997

Total Commercial Paper (backed by irrevocable letter of credit) – 21.0%		223,431
Notes
Bank of America Corporation, 5.375%, 8–15–11	7,550	7,678
Bank of America, N.A., 0.603%, 4–26–11 (B)	12,800	12,800
Citigroup Inc.:
0.404%, 5–18–11 (B)	19,300	19,255
0.434%, 6–16–11 (B)	7,900	7,876
5.100%, 9–29–11	13,349	13,617
5.250%, 2–27–12	5,450	5,660

CORPORATE OBLIGATIONS (Continued)	Principal	Value

Notes (Continued)
General Electric Capital Corporation, 0.493%, 5–23–11 (B)	$7,750	$7,756
Kimberly–Clark Corporation, 4.428%, 12–19–11	20,000	20,531
Rabobank Nederland, 0.454%, 5–16–11 (B)	7,500	7,500
Royal Bank of Scotland plc (The), 0.718%, 4–28–11 (B)	37,500	37,500
Toyota Motor Credit Corporation, 0.380%, 4–1–11 (B)	26,000	26,000
Wachovia Corporation, 0.461%, 6–1–11 (B)	7,600	7,606

Total Notes – 16.4%		173,779
Notes (backed by irrevocable letter of credit)
American Honda Finance Corp. (Honda Motor Co.), 2.810%, 6–2–11 (B)	2,000	2,008
BellSouth Corporation (AT&T Corp.), 4.295%, 4–26–11 (C)	40,000	40,099
EPC–Allentown, LLC, Incremental Taxable Var Rate Demand Bonds, Ser 2005 (Wachovia Bank, N.A.), 0.260%, 4–7–11 (B)	8,430	8,430
IBM International Group Capital LLC (International Business Machines Corporation), 0.570%, 5–26–11 (B)	11,000	11,000
P&W Holdings, LLC, Taxable Var Rate Demand Bonds, Ser 2005 (Wells Fargo Bank, N.A.), 0.250%, 4–7–11 (B)	3,895	3,895
The Academy of the New Church, Taxable Var Rate Demand Bonds, Ser 2008 (Wachovia Bank, N.A.), 0.260%, 4–7–11 (B)	18,240	18,240
Trap Rock Industries, Inc., Taxable Var Rate Demand Bonds, Ser 2005 (Wells Fargo Bank, N.A.), 0.260%, 4–7–11 (B)	11,980	11,980
Washington Mutual Finance Corp. (Citigroup Inc.), 6.875%, 5–15–11	5,000	5,036

Total Notes (backed by irrevocable letter of credit) – 9.5%		100,688

TOTAL CORPORATE OBLIGATIONS – 57.7%		$612,226
(Cost: $612,226)

MUNICIPAL OBLIGATIONS
Arizona – 0.4%
Indl Dev Auth of Phoenix, AZ, Adj Mode, Multifam Hsng Rev Rfdg Bonds (Paradise Lakes Apt Proj), Ser 2007A (Wachovia Bank, N.A.), 0.230%, 4–7–11 (B)	4,000	4,000

2011	SEMIANNUAL REPORT	13

SCHEDULE OF INVESTMENTS

Cash Management (in thousands)	MARCH 31, 2011 (UNAUDITED)

MUNICIPAL OBLIGATIONS (Continued)	Principal	Value

California – 1.4%
CA Hlth Fac Fin Auth, Var Rate Hosp Rev Bonds (Adventist Hlth Sys/West), Ser 1998B (Bank of America, N.A.), 0.240%, 4–1–11 (B)	$2,885	$2,885
CA Pollutn Ctl Fin Auth, Pollutn Ctl Rfdg Rev Bonds (Pacific Gas and Elec Co), Ser C (JPMorgan Chase Bank, N.A.), 0.230%, 4–1–11 (B)	4,000	4,000
Fremont (Alameda Cnty, CA), Fremont Public Fin Auth (U.S. Bank, N.A.), 0.220%, 4–7–11 (B)	7,500	7,500

		14,385

Colorado – 3.3%
Castle Pines North Fin Corp, Var Rate Cert of Participation, Ser 2009 (Wells Fargo Bank, N.A.), 0.300%, 4–7–11 (B)	3,015	3,015
Castle Rock, CO, Var Rate Cert of Participation, Ser 2008 (Wells Fargo Bank, N.A.), 0.300%, 4–7–11 (B)	14,985	14,985
CO Hlth Fac Auth, Var Rate Rev Bonds (Exempla, Inc.), Ser 2009A (U.S. Bank, N.A.), 0.210%, 4–7–11 (B)	5,500	5,500
CO Hsng and Fin Auth, Multifam Hsng Rev Bonds (Greentree Vlg Apts Proj), Ser 2007 (U.S. Bank, N.A.), 0.260%, 4–7–11 (B)	7,300	7,300
Harvest Junction Metro Dist (Longmont, CO), Ltd Tax GO Var Rate Bonds, Ser 2006 (U.S. Bank N.A.), 0.300%, 4–7–11 (B)	2,945	2,945
Westminster Econ Dev Auth, CO, Tax Increment Var Rate Rev Rfdg Bonds (Mandalay Gardens Urban Renewal Proj), Ser 2009 (U.S. Bank N.A.), 0.300%, 4–7–11 (B)	1,560	1,560

		35,305

Georgia – 5.8%
Dev Auth of Talbot Cnty, Incremental Taxable Indl Dev Rev Bonds (Junction City Mining Co, LLC Proj), Ser 2000 (Wachovia Bank, N.A.), 0.360%, 4–7–11 (B)	3,630	3,630
Habersham Cnty Dev Auth, Tax-Exempt Adj Mode, Indl Dev Rev Bonds (Stellcell of North America, Inc. Proj), Ser 2009 (Bank of America, N.A.), 0.460%, 4–7–11 (B)	6,300	6,300
Muni Elec Auth of GA (Wells Fargo Bank, N.A.):
0.300%, 4–6–11	50,310	50,310
0.300%, 4–6–11	1,340	1,340

		61,580

Illinois – 2.5%
Chicago, IL, Econ Dev Rev Bonds (Crane Carton Co Proj), Ser 1992 (Wells Fargo Bank, N.A.), 0.420%, 4–7–11 (B)	3,000	3,000

MUNICIPAL OBLIGATIONS (Continued)	Principal	Value

Illinois (Continued)
Elmurst, IL, Adj Demand Rev Bonds, Joint Commission on Accred of Hlthcare Org, Ser 1988 (JPMorgan Chase Bank, N.A.), 0.240%, 4–7–11 (B)	$9,725	$9,725
IL Fin Auth (Loyola Univ of Chicago Fin Prog), Commercial Paper Rev Notes (JPMorgan Chase Bank, N.A.), 0.260%, 4–5–11	8,800	8,800
IL Fin Auth, Var Rate Demand Rev Bonds (The Carle Fndtn), Ser 2009 (JPMorgan Chase Bank, N.A.), 0.190%, 4–7–11 (B)	5,000	5,000

		26,525

Indiana – 0.2%
IN Fin Auth, Hlth Sys Rev Bonds (Sisters of St. Francis Hlth Svcs, Inc. Obligated Group), Ser 2009H (JPMorgan Chase Bank, N.A.), 0.240%, 4–7–11 (B)	2,000	2,000

Louisiana – 2.9%
LA Pub Fac Auth, Rev Bonds (Air Products and Chemicals Proj), Ser 2008A (Bank of New York Mellon Trust Company, N.A. (The)), 0.260%, 4–1–11 (B)	4,800	4,800
LA Pub Fac Auth, Rev Bonds (Air Products and Chemicals Proj), Ser 2009A (Air Products & Chemicals), 0.330%, 4–7–11 (B)	14,650	14,650
LA Pub Fac Auth, Var Rate Rev Rfdg Bonds (CHRISTUS Hlth), Ser 2009B-1 (Bank of New York (The)), 0.210%, 4–7–11 (B)	5,000	5,000
Parish of St. Bernard, LA, Exempt Fac Var Rate Rev Bonds (Mobil Oil Corp Proj), Ser 1996 (Exxon Mobil Corporation), 0.190%, 4–1–11 (B)	6,300	6,300

		30,750

Maryland – 0.7%
MD Hlth and Higher Edu Fac Auth Rev Bonds, Anne Arundel Hlth Sys Issue, Ser 2009A (Wachovia Bank, N.A.), 0.240%, 4–7–11 (B)	7,850	7,850

Massachusetts – 1.3%
MA Hlth and Edu Fac Auth, Var Rate Rev Bonds, Dana-Farber Cancer Institute Issue, Ser 2008L-1 (JPMorgan Chase Bank, N.A.), 0.240%, 4–7–11 (B)	14,000	14,000

Michigan – 1.6%
Board of Regents of Eastn MI Univ, General Rev Var Rate Demand Rfdg Bonds, Ser 2009A (JPMorgan Chase & Co.), 0.240%, 4–1–11 (B)	16,900	16,900

Mississippi – 7.3%
MS Bus Fin Corp, Adj Mode Indl Dev Rev Bonds (Belk, Inc. Proj), Ser 2005 (Wachovia Bank, N.A.), 0.260%, 4–7–11 (B)	8,919	8,919

14	SEMIANNUAL REPORT	2011

SCHEDULE OF INVESTMENTS

Cash Management (in thousands)	MARCH 31, 2011 (UNAUDITED)

MUNICIPAL OBLIGATIONS (Continued)	Principal	Value

Mississippi (Continued)
MS Bus Fin Corp, Gulf Opp Zone Indl Dev Var Rate Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2007D (Chevron Corporation), 0.200%, 4–1–11 (B)	$41,500	$41,500
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj) (Chevron Corporation), 0.200%, 4–1–11 (B)	16,850	16,850
MS Dev Bank, Var Rate Demand Rfdg Bonds (Harrison Cnty, MS GO Coliseum and Convention Ctr Rfdg Bonds), Ser 2010B (Bank of America, N.A.), 0.240%, 4–7–11 (B)	10,000	10,000

		77,269

Missouri – 0.9%
Kansas City, MO, Var Rate Demand Taxable Spl Oblig Rfdg Bonds (President Hotel Redev Proj), Ser 2009B (JPMorgan Chase & Co.), 0.300%, 4–7–11 (B)	6,655	6,655
MO Dev Fin Board, Infrastructure Fac Rev Bonds (Ninth Street Garage Proj), Ser 2004B (Bank of America, N.A.), 0.390%, 4–7–11 (B)	3,265	3,265

		9,920

Montanta – 0.4%
Great Falls, MT, Multifam Hsng Rev Bonds (Autumn Run Apt Proj), Ser 1998 (U.S. Bank, N.A.), 0.270%, 4–7–11 (B)	4,575	4,575

New York – 3.1%
NY Hsng Fin Agy, Archstone Westbury Hsng Rev Bonds, Ser A (Bank of America, N.A.), 0.280%, 4–7–11 (B)	1,200	1,200
NY Hsng Fin Agy, Related-Caroline Apartments Hsng Rev Bonds, Ser 2008A (Federal Home Loan Mortgage Corporation), 0.230%, 4–7–11 (B)	14,000	14,000
NY State Enrg Research and Dev Auth, Elec Fac Rev Bonds (Long Island Lighting Co Proj) Ser 1997A (Royal Bank of Scotland), 0.260%, 4–7–11 (B)	6,600	6,600
NYC Indl Dev Agy, Var Rate Demand Civic Fac Rfdg and Impvt Rev Bonds (Touro College Proj), Ser 2007 (JPMorgan Chase Bank, N.A.), 0.240%, 4–7–11 (B)	10,700	10,700

		32,500

Ohio – 1.1%
The Univ of Toledo (A State Univ of OH), Gen Receipt Bonds, Ser 2008B (JPMorgan Chase & Co.), 0.240%, 4–1–11 (B)	11,350	11,350

MUNICIPAL OBLIGATIONS (Continued)	Principal	Value

Tennessee – 0.3%
The Hlth and Edu Fac Board of the Metro Govt of Nashville and Davidson Cnty, TN, Var Rate Rev and Rfdg Bonds (Meharry Med College Proj), Ser 1998 (Bank of America, N.A.), 0.320%, 4–7–11 (B)	$2,900	$2,900

Texas – 2.1%
Harris Cnty Hosp Dist, Sr Lien Rfdg Rev Bonds, Ser 2010 (JPMorgan Chase & Co.), 0.250%, 4–7–11 (B)	10,800	10,800
Port Arthur Navigation Dist Indl Dev Corp, Exempt Fac Var Rate Rev Bonds (Air Products Proj), Ser 2005 (Air Products and Chemicals, Inc.), 0.260%, 4–1–11 (B)	11,500	11,500

		22,300

Virginia – 0.7%
Peninsula Ports Auth of VA, Coal Terminal Rev Rfdg Bonds (Dominion Terminal Associates Proj), Ser 1987-A (U.S. Bank, N.A.), 0.260%, 4–5–11	8,000	8,000

Washington – 0.2%
WA State Hsng Fin Commission, Var Rate Demand Multifam Mtg Rev Bonds (Lake Washington Apartments Proj), Ser 1996 (U.S. Bank N.A.), 0.270%, 4–7–11 (B)	2,140	2,140

Wisconsin – 0.5%
WI Hlth and Edu Fac Auth, Var Rate Demand Rev Bonds (Wausau Hosp, Inc.), Ser 1998B (JPMorgan Chase Bank, N.A.), 0.240%, 4–7–11 (B)	5,230	5,230

Wyoming – 0.7%
Uinta Cnty, WY, Pollutn Ctl Rfdg Rev Bds (Chevron U.S.A. Inc. Proj), Ser 1992 (Chevron Corporation), 0.200%, 4–1–11 (B)	7,000	7,000

TOTAL MUNICIPAL OBLIGATIONS – 37.4%		$396,479
(Cost: $396,479)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
United States Government Agency Obligations
Defeased Loan Trust 2010-2 (United States Government), 1.040%, 8–13–11	10,429	10,429
Overseas Private Investment Corporation (United States Government):
0.230%, 4–7–11 (B)	9,811	9,811
0.230%, 4–7–11 (B)	4,950	4,950
0.230%, 4–7–11 (B)	4,343	4,343
0.230%, 4–7–11 (B)	3,667	3,667

2011	SEMIANNUAL REPORT	15

SCHEDULE OF INVESTMENTS

Cash Management (in thousands)	MARCH 31, 2011 (UNAUDITED)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Continued)	Principal	Value

United States Government Agency Obligations (Continued)
Totem Ocean Trailer Express, Inc. (United States Government Guaranteed Ship Financing Obligations), 0.560%, 4–15–11 (B)	$20,678	$20,678

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS – 5.1%		$53,878
(Cost: $53,878)

TOTAL INVESTMENT SECURITIES – 100.2%		$1,062,583
(Cost: $1,062,583)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.2%)		(1,235)

NET ASSETS – 100.0%		$1,061,348

Notes to Schedule of Investments

(A)	Rate shown is the yield to maturity at March 31, 2011.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2011. Date shown represents the date that the variable rate resets or the next demand date.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2011.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2011. See Note 1 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Obligations	$—	$612,226	$—
Municipal Obligations	—	396,479	—
United States Government Agency Obligations	—	53,878	—
Total	$—	$1,062,583	$—

See Accompanying Notes to Financial Statements.

16	SEMIANNUAL REPORT	2011

PORTFOLIO HIGHLIGHTS

Global Bond Fund	ALL DATA IS AS OF MARCH 31, 2011 (UNAUDITED)

Asset Allocation

Bonds	92.3%
Corporate Debt Securities	68.4%
United States Government and Government Agency Obligations	20.6%
Other Government Securities	3.3%
Cash and Cash Equivalents	7.7%

Quality Weightings

Investment Grade	61.9%
AAA	21.8%
AA	0.4%
A	8.1%
BBB	31.6%
Non-Investment Grade	30.4%
BB	17.6%
B	10.4%
CCC	0.4%
Non-rated	2.0%
Cash and Cash Equivalents	7.7%

Our preference is to always use ratings obtained from Standard & Poor’s. For securities not rated by Standard & Poor’s, ratings are obtained from Moody’s.

Lipper Rankings

Category: Lipper Global Income Funds	Rank	Percentile
1 Year	124/163	76
3 Year	59/122	48
5 Year	45/99	45
10 Year	39/62	62

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Certain U.S. government securities, such as Treasury securities and securities issued by the Government National Mortgage Association (Ginnie Mae), are backed by the full faith and credit of the U.S. government. Other U.S. government securities, such as securities issued by the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks (FHLB), are not backed by the full faith and credit of the U.S. government and, instead, may be supported only by the credit of the issuer or by the right of the issuer to borrow from the Treasury.

Country Weightings

North America	38.7%
United States	33.2%
Other North America	5.5%
South America	21.4%
Brazil	11.5%
Argentina	4.1%
Other South America	5.8%
Europe	18.3%
Russia	7.5%
United Kingdom	4.4%
Other Europe	6.4%
Pacific Basin	11.0%
Other	2.9%
Cash and Cash Equivalents	7.7%

2011	SEMIANNUAL REPORT	17

SCHEDULE OF INVESTMENTS

Global Bond Fund (in thousands)	MARCH 31, 2011 (UNAUDITED)

CORPORATE DEBT SECURITIES	Principal		Value

Aerospace & Defense – 1.2%
Bombardier Inc., 7.500%, 3–15–18 (A)		$3,900	$4,212
Embraer Overseas Limited, 6.375%, 1–24–17		5,900	6,356

			10,568

Agricultural Products – 2.2%
CCL Finance Limited:
9.500%, 8–15–14 (A)		6,000	6,945
9.500%, 8–15–14		3,050	3,530
Corporacion Pesquera Inca S.A.C., 9.000%, 2–10–17		5,735	6,108
Virgolino de Oliveira Finance Limited, 10.500%, 1–28–18 (A)		2,000	2,085

			18,668

Air Freight & Logistics – 0.0%
FedEx Corporation, 7.375%, 1–15–14		300	340

Airlines – 1.0%
Aeropuertos Argentina 2000 S.A., 10.750%, 12–1–20 (A)		3,069	3,314
GOL Finance: 9.250%, 7–20–20		2,500	2,672
TAM Capital 2 Inc.: 9.500%, 1–29–20		2,100	2,310

			8,296

Alternative Carriers – 0.5%
PCCW-HKT Capital No. 2 Limited, 6.000%, 7–15–13		3,750	4,026

Automobile Manufacturers – 0.1%
Toyota Motor Credit Corporation, 3.130%, 1–18–15 (B)		1,000	988

Automotive Retail – 0.7%
TGI International Ltd., 9.500%, 10–3–17		5,600	6,272

Brewers – 1.4%
AmBev International Finance Co. Ltd., 9.500%, 7–24–17 (C)	BRL	2,300	1,395
Anheuser–Busch InBev Worldwide Inc., 3.000%, 10–15–12		$1,250	1,285
Companhia Brasileira de Bebidas, 10.500%, 12–15–11		2,000	2,130
Miller Brewing Company, 5.500%, 8–15–13		3,300	3,584
SABMiller plc, 5.700%, 1–15–14 (A)		3,000	3,289

			11,683

Broadcasting – 1.0%
Globo Comunicacoe e Participacoes S.A.: 6.250%, 12–20–49 (D)		8,000	8,412

Coal & Consumable Fuels – 1.1%
Indo Integrated Energy B.V., 8.500%, 6–1–12		7,400	7,839
PT Adaro Indonesia, 7.625%, 10–22–19		1,500	1,658

			9,497

CORPORATE DEBT SECURITIES (Continued)	Principal	Value

Construction & Engineering – 1.2%
Odebrecht Drilling Norbe VII/IX Ltd., 6.350%, 6–30–21 (A)	$2,100	$2,213
Odebrecht Finance Ltd.:
9.625%, 4–9–14 (A)	6,000	7,110
7.500%, 10–18–17	524	574

		9,897

Construction Materials – 1.1%
CEMEX Espana, S.A.:
9.250%, 5–12–20 (A)	3,346	3,467
9.250%, 5–12–20	557	577
Rearden G Holdings EINS GmbH, 7.875%, 3–30–20	1,400	1,519
West China Cement Limited, 7.500%, 1–25–16 (A)	4,000	4,045

		9,608

Consumer Finance – 0.6%
Banco BMG S.A.:
9.150%, 1–15–16	2,000	2,100
9.150%, 1–15–16 (A)	500	525
SLM Corporation, 3.046%, 4–1–14 (B)	2,500	2,431

		5,056

Distillers & Vintners – 1.5%
Central European Distribution Corporation, 9.125%, 12–1–16 (A)	3,000	2,820
Central European Distribution Corporation, Convertible, 3.000%, 3–15–13	4,025	3,497
Diageo Capital plc, 5.200%, 1–30–13	5,000	5,356
Diageo Finance B.V., 5.500%, 4–1–13	1,000	1,082

		12,755

Diversified Banks – 7.1%
Banco Cruzeiro do Sul S.A.:
9.375%, 9–26–11	683	694
8.500%, 2–20–15 (A)	7,500	7,499
Banco de Credito del Peru, 4.750%, 3–16–16 (A)	8,000	7,944
Banco Industrial e Comercial S.A., 6.250%, 1–20–13 (A)	3,500	3,605
Banco Santander Brasil, S.A., 4.500%, 4–6–15 (A)	2,250	2,286
Banco Santander Chile, S.A.:
5.375%, 12–9–14	1,750	1,811
3.750%, 9–22–15 (A)	5,550	5,527
3.750%, 9–22–15	700	697
Bancolombia S.A., 4.250%, 1–12–16 (A)	6,650	6,567
Export–Import Bank of Korea (The), 5.500%, 10–17–12	5,000	5,260
Hongkong and Shanghai Banking Corporation (The), 5.000%, 8–29–49 (B)	2,500	2,488
ICICI Bank Limited:
5.750%, 1–12–12 (A)	3,000	3,084
6.625%, 10–3–12 (A)	3,000	3,179
Sberbank Rossii OAO, 6.480%, 5–15–13	3,600	3,911

18	SEMIANNUAL REPORT	2011

SCHEDULE OF INVESTMENTS

Global Bond Fund (in thousands)	MARCH 31, 2011 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value

Diversified Banks (Continued)
State Bank of India, 4.500%, 10–23–14	$3,950	$4,069
VTB Capital S.A., 6.609%, 10–31–12 (A)	2,000	2,128

		60,749

Diversified Chemicals – 0.1%
Dow Chemical Company (The), 7.600%, 5–15–14	1,000	1,155

Diversified Metals & Mining – 4.4%
Anglo American Capital plc, 9.375%, 4–8–14 (A)	5,000	5,975
BHP Billiton Finance (USA) Limited, 8.500%, 12–1–12	1,500	1,678
Raspadskaya Securities Limited, 7.500%, 5–22–12	4,500	4,669
Rio Tinto Finance (USA) Limited, 8.950%, 5–1–14	6,750	8,112
Southern Peru Copper Corporation, 6.375%, 7–27–15 (A)	1,375	1,509
Suzano Trading Ltd, 5.875%, 1–23–21 (A)	5,750	5,635
Teck Resources Limited, 9.750%, 5–15–14	6,000	7,283
Vedanta Resources plc:
8.750%, 1–15–14	2,000	2,133
8.750%, 1–15–14	1,650	1,749

		38,743

Electric Utilities – 5.8%
Allegheny Energy, Inc., 8.250%, 4–15–12 (A)	5,000	5,300
Compania de Transporte de Energia Electrica en Alta Tension TRANSENER S.A.:
8.875%, 12–15–16	2,695	2,614
8.875%, 12–15–16 (A)	2,000	1,940
DPL Inc., 6.875%, 9–1–11	1,500	1,537
EEB International Ltd., 8.750%, 10–31–14	5,465	5,875
Empresa Distribuidora y Comercializadora Norte S.A., 9.750%, 10–25–22 (A)	3,410	3,512
ENEL Finance International S.A., 3.875%, 10–7–14 (A)	2,500	2,581
HQI Transelec Chile S.A., 7.875%, 4–15–11	1,312	1,314
IPALCO Enterprises, Inc., 8.625%, 11–14–11	5,500	5,693
Korea Southern Power Co., Ltd., 5.375%, 4–18–13 (A)	2,000	2,113
Majapahit Holding B.V.:
7.250%, 10–17–11 (A)	1,000	1,028
7.750%, 10–17–16	3,900	4,388
Oncor Electric Delivery Company LLC, 6.375%, 5–1–12	1,000	1,050
PPL Energy Supply, LLC:
6.400%, 11–1–11	5,300	5,472
6.300%, 7–15–13	700	763
Rural Electrification Corporation Limited, 4.250%, 1–25–16	4,300	4,231
Tata Electric Companies, 8.500%, 8–19–17	200	225

		49,636

CORPORATE DEBT SECURITIES (Continued)	Principal	Value

Food Distributors – 1.5%
Cargill, Inc., 6.375%, 6–1–12 (A)	$3,370	$3,564
Olam International Limited, 7.500%, 8–12–20	9,150	9,079

		12,643

Forest Products – 1.5%
Celulosa Arauco y Constitucion S.A., 7.750%, 9–13–11	3,750	3,842
Sino–Forest Corporation:
10.250%, 7–28–14 (A)	5,250	5,814
10.250%, 7–28–14	2,800	3,101

		12,757

Gas Utilities – 0.9%
National Fuel Gas Company, 6.700%, 11–21–11	3,700	3,828
Transportadora de Gas del Sur S.A.:
7.875%, 5–14–17 (A)	2,000	1,975
7.875%, 5–14–17	1,950	1,926

		7,729

Health Care Facilities – 1.1%
HCA Inc.:
6.750%, 7–15–13	2,200	2,313
9.125%, 11–15–14	2,775	2,910
HealthSouth Corporation, 10.750%, 6–15–16	4,000	4,260

		9,483

Homebuilding – 1.0%
Desarrolladora Homex, S.A. de C.V., 7.500%, 9–28–15	2,650	2,730
URBI, Desarrollos Urbanos, S.A. de C.V.:
8.500%, 4–19–16	2,900	2,994
8.500%, 4–19–16 (A)	2,500	2,581

		8,305

Household Appliances – 0.8%
Controladora Mabe, S.A. de C.V.:
6.500%, 12–15–15	4,400	4,576
6.500%, 12–15–15 (A)	2,000	2,080

		6,656

Household Products – 0.0%
Clorox Co., 5.450%, 10–15–12	385	408

Independent Power Producers & Energy Traders – 1.7%
China Resources Power Holdings Company Limited, 3.750%, 8–3–15	4,350	4,214
Empresa Nacional de Electricidad S.A., 8.350%, 8–1–13	3,000	3,359
Listrindo Capital B.V., 9.250%, 1–29–15 (A)	2,700	2,987
TransAlta Corporation, 5.750%, 12–15–13	3,500	3,776

		14,336

Industrial Conglomerates – 0.9%
Jaiprakash Associates Limited, Convertible, 0.000%, 9–12–12 (E)	5,900	7,744

2011	SEMIANNUAL REPORT	19

SCHEDULE OF INVESTMENTS

Global Bond Fund (in thousands)	MARCH 31, 2011 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal		Value

Industrial Machinery – 0.3%
Ingersoll–Rand Global Holding Company Limited, 6.000%, 8–15–13		$2,125	$2,339

Integrated Oil & Gas – 1.6%
Cenovus Energy Inc., 4.500%, 9–15–14		2,000	2,145
Empresa Nacional del Petroleo, 6.750%, 11–15–12 (A)		2,400	2,563
Gazprom International S.A., 7.201%, 2–1–20		3,364	3,658
PF Export Receivables Master Trust, 6.436%, 6–1–15		1,715	1,826
PF Export Receivables Master Trust, Senior Trust Certificates, Series 2003–A, 6.436%, 6–1–15 (A)		1,372	1,461
TNK–BP Finance S.A., 6.125%, 3–20–12		2,000	2,084

			13,737

Investment Banking & Brokerage – 0.6%
Morgan Stanley:
3.500%, 5–1–14 (B)		1,000	1,031
0.500%, 2–11–16 (B)(C)	CNY	27,700	4,184

			5,215

Marine – 0.7%
SCF Capital Limited:
5.375%, 10–27–17 (A)		$4,000	3,925
5.375%, 10–27–17		2,200	2,159

			6,084

Marine Ports & Services – 0.5%
Novorossiysk Port Capital S.A., 7.000%, 5–17–12		4,000	4,150

Multi–Utilities – 2.7%
Abu Dhabi National Energy Company PJSC:
5.620%, 10–25–12		3,000	3,120
5.620%, 10–25–12 (A)		3,000	3,120
6.600%, 8–1–13		2,000	2,143
Aquila, Inc., 11.875%, 7–1–12 (B)		2,500	2,787
Black Hills Corporation:
6.500%, 5–15–13		5,000	5,372
9.000%, 5–15–14		2,000	2,271
Veolia Environment, 5.250%, 6–3–13		4,000	4,284

			23,097

Office Electronics – 0.1%
Xerox Corporation, 5.500%, 5–15–12		1,000	1,046

Oil & Gas Drilling – 2.0%
Lancer Finance Company (SPV) Limited, 5.850%, 12–12–16 (A)		3,186	3,202
Noble Group Limited:
8.500%, 5–30–13 (A)		6,900	7,711
4.875%, 8–5–15		700	725

CORPORATE DEBT SECURITIES (Continued)	Principal	Value

Oil & Gas Drilling (Continued)
Weatherford International, Inc., 5.950%, 6–15–12	$5,000	$5,250

		16,888

Oil & Gas Equipment & Services – 1.2%
Petroleum Geo–Services ASA, Convertible, 2.700%, 12–3–12	10,800	10,625

Oil & Gas Exploration & Production – 2.7%
Anadarko Petroleum Corporation, 5.750%, 6–15–14	1,000	1,094
Novatek Finance Limited, 5.326%, 2–3–16 (A)	8,200	8,422
Pacific Rubiales Energy Corp., 8.750%, 11–10–16 (A)	3,700	4,227
Pan American Energy LLC:
7.750%, 2–9–12	375	386
7.875%, 5–7–21 (A)	4,000	4,305
7.875%, 5–7–21	1,650	1,776
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.500%, 9–30–14 (A)	3,000	3,217

		23,427

Oil & Gas Storage & Transportation – 3.4%
DCP Midstream, LLC, 9.700%, 12–1–13 (A)	5,000	5,885
Energy Transfer Partners, L.P., 5.650%, 8–1–12	3,100	3,257
Maritimes & Northeast Pipeline, L.L.C., 7.500%, 5–31–14 (A)	6,103	6,601
Midcontinent Express Pipeline LLC, 5.450%, 9–15–14	3,500	3,793
ONEOK Partners, L.P., 5.900%, 4–1–12	865	905
Plains All American Pipeline, L.P., and PAA Finance Corp., 5.625%, 12–15–13	400	436
Sunoco Logistics Partners Operations L.P., 8.750%, 2–15–14	2,500	2,832
TransCapital Limited, 7.700%, 8–7–13	2,800	3,133
TransCapitalInvest Limited, 6.103%, 6–27–12 (A)	2,000	2,104
Transneft, 6.103%, 6–27–12	500	526

		29,472

Packaged Foods & Meats – 3.0%
BFF International Limited, 7.250%, 1–28–20 (A)	7,900	8,532
Bunge Limited Finance Corp., 5.350%, 4–15–14	1,200	1,271
Cadbury Schweppes US Finance LLC, 5.125%, 10–1–13 (A)	6,000	6,485
Cosan S.A. Industria e Comercio, 8.250%, 11–15–19	1,200	1,200
JBS Finance II Ltd., 8.250%, 1–29–18 (A)	6,300	6,473
JBS USA LLC and JBS USA Finance, Inc., 11.625%, 5–1–14	2,100	2,436

		26,397

20	SEMIANNUAL REPORT	2011

SCHEDULE OF INVESTMENTS

Global Bond Fund (in thousands)	MARCH 31, 2011 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value

Paper Products – 2.4%
Fibria Overseas Finance Ltd.:
7.500%, 5–4–20 (A)	$3,589	$3,894
6.750%, 3–3–21 (A)	1,800	1,859
International Paper Company, 7.400%, 6–15–14	5,350	6,088
Inversiones CMPC S.A., 4.750%, 1–19–18 (A)	6,600	6,483
IRSA Inversiones y Representaciones S.A., 8.500%, 2–2–17	2,000	1,985

		20,309

Precious Metals & Minerals – 0.5%
ALROSA Finance S.A., 8.875%, 11–17–14	4,000	4,581

Publishing – 0.6%
Pearson Dollar Finance Two plc:
5.500%, 5–6–13 (A)	3,000	3,210
5.500%, 5–6–13	2,000	2,141

		5,351

Railroads – 1.1%
Burlington Northern Santa Fe Corporation, 5.900%, 7–1–12	4,500	4,777
Kansas City Southern de Mexico, S.A. de C.V., 7.375%, 6–1–14	3,500	3,640
Kansas City Southern Railway Company (The), 13.000%, 12–15–13	750	894

		9,311

Restaurants – 0.3%
Arcos Dorados B.V., 7.500%, 10–1–19 (A)	2,250	2,430

Soft Drinks – 0.8%
Coca–Cola HBC Finance B.V., 5.500%, 9–17–15	3,900	4,217
PepsiAmericas, Inc., 5.750%, 7–31–12	2,200	2,344

		6,561

Steel – 1.3%
ArcelorMittal, 9.000%, 2–15–15	2,250	2,690
Evraz Group S.A.:
8.875%, 4–24–13 (A)	4,000	4,395
8.875%, 4–24–13	3,400	3,736

		10,821

Tobacco – 0.2%
B.A.T. International Finance plc, 8.125%, 11–15–13 (A)	1,500	1,736

Trading Companies & Distributors – 0.3%
CITIC Resources Finance (2007) Limited, 6.750%, 5–15–14 (A)	2,500	2,613

Wireless Telecommunication Service – 1.7%
America Movil, S.A.B. de C.V.:
5.500%, 3–1–14	3,000	3,270
3.625%, 3–30–15	2,000	2,056
Indosat Palapa Company B.V., 7.375%, 7–29–20 (A)	750	824

CORPORATE DEBT SECURITIES (Continued)	Principal		Value

Wireless Telecommunication Service (Continued)
Mobile TeleSystems OJSC, 8.700%, 6–12–18 (C)	RUB	115,000	$4,066
Vimpel–Communications, 6.493%, 2–2–16 (A)		$2,050	2,122
VIP Finance Ireland Limited, 8.375%, 4–30–13 (A)		2,000	2,182

			14,520

TOTAL CORPORATE DEBT SECURITIES – 68.4%			$587,120
(Cost: $561,936)

OTHER GOVERNMENT SECURITIES

Argentina – 1.1%
City of Buenos Aires, 12.500%, 4–6–15		4,000	4,440
Compania Latinoamericana de Infraestructura & Servicios S.A.:
9.750%, 5–10–12		800	808
9.500%, 12–15–16		2,985	2,881
Province of Buenos Aires (The), 11.750%, 10–5–15		2,000	2,063

			10,192

Norway – 1.2%
Norway Government Bonds, 6.000%, 5–16–11 (C)	NOK	53,800	9,768

Russia – 0.3%
Open Joint Stock Company “Russian Railroads”, 8.500%, 7–6–11 (C)	RUB	65,000	2,305

Supranational – 0.7%
Central American Bank for Economic Integration:
4.875%, 1–15–12 (A)		$4,500	4,590
4.875%, 1–15–12		1,500	1,530

			6,120

TOTAL OTHER GOVERNMENT SECURITIES – 3.3%			$28,385
(Cost: $29,488)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Mortgage–Backed Obligations – 4.3%
Federal Home Loan Mortgage Corporation Adjustable Rate Participation Certificates, 4.000%, 5–15–24		2,186	2,295
Federal Home Loan Mortgage Corporation Agency REMIC/CMO:
4.500%, 8–15–17 (F)		155	2
5.000%, 5–15–18 (F)		724	83
5.000%, 4–15–19 (F)		98	7
5.000%, 11–15–22 (F)		73	2
5.500%, 3–15–23 (F)		65	7
5.000%, 5–15–23 (F)		43	2
5.000%, 8–15–23 (F)		39	3
5.500%, 2–15–24 (F)		295	11
5.500%, 4–15–25 (F)		309	9
5.500%, 10–15–25 (F)		849	119

2011	SEMIANNUAL REPORT	21

SCHEDULE OF INVESTMENTS

Global Bond Fund (in thousands)	MARCH 31, 2011 (UNAUDITED)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS (Continued)	Principal	Value

Mortgage–Backed Obligations (Continued)
Federal Home Loan Mortgage Corporation Agency REMIC/CMO: (Continued)
5.000%, 8–15–30 (F)	$563	$24
5.000%, 10–15–30 (F)	548	17
5.500%, 3–15–31 (F)	51	2
5.500%, 10–15–32 (F)	1,632	164
5.500%, 1–15–33 (F)	429	84
5.500%, 5–15–33 (F)	1,448	274
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
4.500%, 10–1–35	5,161	5,274
4.000%, 11–15–36	2,234	2,330
Federal National Mortgage Association Agency REMIC/CMO:
4.000%, 1–25–19	1,940	2,031
5.000%, 5–25–22 (F)	16	—	*
5.000%, 6–25–22 (F)	4,325	359
5.500%, 6–25–23 (F)	88	11
4.000%, 7–15–23 (F)	18,690	2,153
5.000%, 8–25–23 (F)	236	14
4.000%, 12–15–23 (F)	6,379	755
4.000%, 2–15–24 (F)	2,107	234
4.000%, 4–15–24 (F)	6,370	722
4.000%, 9–25–24	1,998	2,092
4.500%, 4–25–30 (F)	324	16
5.000%, 9–25–30 (F)	193	5
5.000%, 3–25–31 (F)	720	30
5.000%, 8–15–31 (F)	619	58
5.500%, 12–25–33 (F)	1,933	264
5.000%, 2–25–35	3,762	3,945
5.500%, 8–25–35 (F)	1,056	165
5.500%, 11–25–36 (F)	2,113	406
6.500%, 7–15–37 (F)	1,307	264
3.500%, 9–25–39	2,297	2,362
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
5.500%, 11–1–22	1,696	1,843
5.000%, 8–1–23	2,087	2,218
5.000%, 7–1–34	1,957	2,059
Government National Mortgage Association Agency REMIC/CMO:
5.000%, 6–16–29 (F)	188	—	*
5.000%, 10–20–32 (F)	500	80
7.000%, 5–20–33 (F)	1,358	280
5.500%, 7–16–33 (F)	587	118
5.000%, 7–20–33 (F)	1,156	134
5.500%, 11–20–33 (F)	186	19
5.500%, 6–20–35 (F)	175	30
5.500%, 7–20–35 (F)	357	23
5.500%, 10–16–35 (F)	425	75
Government National Mortgage Association Fixed Rate Pass-Through Certificates, 4.500%, 6–15–23	2,905	3,076

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 4.3%		$36,550
(Cost: $38,276)

UNITED STATES GOVERNMENT OBLIGATIONS	Principal	Value
Treasury Obligations – 16.3%
United States Treasury Notes:
1.125%, 12–15–11	$65,000	$65,401
0.625%, 7–31–12	7,850	7,865
1.375%, 2–15–13	20,000	20,223
0.750%, 8–15–13	7,850	7,804
1.750%, 7–31–15	7,810	7,741
2.375%, 7–31–17	7,100	6,949
3.500%, 5–15–20	7,810	7,905
2.625%, 11–15–20	17,000	15,841

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 16.3%		$139,729
(Cost: $140,101)

SHORT-TERM SECURITIES
Commercial Paper (G) – 3.5%
Air Products and Chemicals, Inc., 0.190%, 4–26–11	8,000	7,999
Clorox Co., 0.240%, 4–5–11	6,270	6,270
Ecolab Inc., 0.140%, 4–8–11	3,000	3,000
Sara Lee Corporation:
0.000%, 4–1–11	1,966	1,966
0.290%, 4–13–11	5,000	4,999
Sonoco Products Co., 0.340%, 4–28–11	6,000	5,998

		30,232

Commercial Paper (backed by irrevocable letter of credit) (G) – 1.6%
Heinz (H.J.) Finance Co. (Heinz (H.J.) Co.):
0.220%, 4–5–11	10,000	10,001
0.290%, 4–25–11	3,000	2,999

		13,000

Master Note – 0.2%
Toyota Motor Credit Corporation, 0.127%, 4–1–11 (H)	1,878	1,878

Municipal Obligations – Taxable – 1.0%
NYC GO Bonds, Fiscal 2006 Ser E (Bank of America, N.A.), 0.240%, 4–1–11 (H)	8,738	8,738

TOTAL SHORT-TERM SECURITIES – 6.3%		$53,848
(Cost: $53,848)

TOTAL INVESTMENT SECURITIES – 98.6%		$845,632
(Cost: $823,649)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.4%		11,908

NET ASSETS – 100.0%		$857,540

22	SEMIANNUAL REPORT	2011

SCHEDULE OF INVESTMENTS

Global Bond Fund (in thousands)	MARCH 31, 2011 (UNAUDITED)

Notes to Schedule of Investments

The following forward foreign currency contracts were outstanding at March 31, 2011:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Buy	Chinese Yuan Renminbi	Citibank, N.A.	10,200	12–7–11	$56	$—
Buy	Chinese Yuan Renminbi	Deutsche Bank AG	62,900	12–3–12	72	—
Buy	Chinese Yuan Renminbi	Deutsche Bank AG	15,100	1–24–13	7	—
Buy	Chinese Yuan Renminbi	Goldman Sachs International	246,000	3–25–13	64	—
Sell	Euro	Deutsche Bank AG	24,872	8–22–12	—	841
Sell	Japanese Yen	Deutsche Bank AG	1,997,300	5–10–11	—	1,279

					$199	$2,120

*	Not shown due to rounding.

(A)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, the total value of these securities amounted to $245,009 or 28.6% of net assets.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2011.

(C)	Principal amounts are denominated in the indicated foreign currency, where applicable (BRL – Brazilian Real, CNY – Chinese Yuan Renminbi, NOK – Norwegian Krone and RUB – Russian Ruble).

(D)	This security currently pays the stated rate but this rate will increase in the future.

(E)	Zero coupon bond.

(F)	Interest Only Security. Amount shown as principal represents notional amount for computation of interest.

(G)	Rate shown is the yield to maturity at March 31, 2011.

(H)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2011. Date shown represents the date that the variable rate resets.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2011. See Note 1 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Debt Securities	$—	$576,447	$10,673
Other Government Securities	—	24,696	3,689
United States Government Agency Obligations	—	36,550	—
United States Government Obligations	—	139,729	—
Short-Term Securities	—	53,848	—
Total	$—	$831,270	$14,362
Forward Foreign Currency Contracts	$—	$199	$—

Liabilities
Forward Foreign Currency Contracts	$—	$2,120	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Corporate Debt Securities	Other Government Securities
Beginning Balance 10-1-10	$12,367	$2,170
Net realized gain (loss)	(19)	—
Net unrealized appreciation (depreciation)	95	—
Purchases	—	—
Sales	(1,791)	—
Transfers into Level 3 during the period	7,386	3,689
Transfers out of Level 3 during the period	(7,365)	(2,170)
Ending Balance 3-31-11	$10,673	$3,689
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 3-31-11	$(18)	$22

2011	SEMIANNUAL REPORT	23

SCHEDULE OF INVESTMENTS

Global Bond Fund (in thousands)	MARCH 31, 2011 (UNAUDITED)

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

REMIC = Real Estate Mortgage Investment Conduit

Country Diversification
(as a % of net assets)
United States	33.2%
Brazil	11.5%
Russia	7.5%
United Kingdom	4.4%
Argentina	4.1%
Norway	3.1%
India	3.1%
Chile	3.0%
Columbia	2.8%
Mexico	2.8%
Canada	2.7%
China	2.4%
Singapore	2.1%
Indonesia	1.6%
United Arab Emirates	1.0%
Other Countries	7.0%
Other+	7.7%

+Includes	cash and cash equivalents and other assets and liabilities

See Accompanying Notes to Financial Statements.

24	SEMIANNUAL REPORT	2011

PORTFOLIO HIGHLIGHTS

Government Securities Fund	ALL DATA IS AS OF MARCH 31, 2011 (UNAUDITED)

Asset Allocation

Bonds	98.4%
United States Government and Government Agency Obligations	98.4%
Cash and Cash Equivalents	1.6%

Lipper	Rankings

Category: Lipper General U.S. Government Funds	Rank	Percentile
1 Year	130/142	91
3 Year	92/130	71
5 Year	78/118	66
10 Year	46/81	57

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Certain U.S. government securities, such as Treasury securities and securities issued by the Government National Mortgage Association (Ginnie Mae), are backed by the full faith and credit of the U.S. government. Other U.S. government securities, such as securities issued by the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks (FHLB), are not backed by the full faith and credit of the U.S. government and, instead, may be supported only by the credit of the issuer or by the right of the issuer to borrow from the Treasury.

Quality Weightings

Investment Grade	97.9%
AAA	95.2%
AA	2.7%
Non-Investment Grade	0.5%
Non-rated	0.5%
Cash and Cash Equivalents	1.6%

Our preference is to always use ratings obtained from Standard & Poor’s. For securities not rated by Standard & Poor’s, ratings are obtained from Moody’s.

2011	SEMIANNUAL REPORT	25

SCHEDULE OF INVESTMENTS

Government Securities Fund (in thousands)	MARCH 31, 2011 (UNAUDITED)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS	Principal	Value

Agency Obligations – 22.4%
Federal Farm Credit Bank:
4.350%, 9–2–14	$5,000	$5,439
5.250%, 1–6–16	6,000	6,757
Federal Home Loan Bank:
2.375%, 3–14–14	5,000	5,126
5.375%, 6–13–14	6,000	6,696
1.750%, 9–22–14	3,470	3,471
3.500%, 3–22–16	4,450	4,607
4.500%, 9–13–19	8,000	8,561
5.000%, 4–7–21	5,000	5,384
Federal Home Loan Mortgage Corporation, 4.750%, 11–17–15	10,000	11,065
Federal National Mortgage Association:
4.375%, 7–17–13	8,000	8,553
1.450%, 6–29–15	4,000	4,017
3.000%, 6–30–15	6,000	6,096
3.100%, 10–16–15	5,360	5,493
Private Export Funding Corporation, 4.375%, 3–15–19	10,000	10,637

		91,902

Mortgage-Backed Obligations – 59.9%
Federal Agricultural Mortgage Corporation, Guaranteed Agricultural Mortgage-Backed Securities, 7.027%, 1–25–12	137	137
Federal Home Loan Mortgage Corporation Adjustable Rate Participation Certificates:
4.000%, 2–15–23	2,612	2,723
5.000%, 9–15–34	2,515	2,651
Federal Home Loan Mortgage Corporation Agency REMIC/CMO:
5.000%, 4–15–18	3,950	4,255
5.000%, 5–15–19	4,500	4,843
5.000%, 5–15–23	8,000	8,539
5.000%, 9–15–31 (A)	1,194	98
5.500%, 10–15–31	1,729	1,746
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
4.500%, 10–1–20	2,746	2,903
6.000%, 7–1–22	1,377	1,500
4.500%, 3–1–23	3,661	3,840
5.000%, 6–1–23	2,655	2,819
5.000%, 1–1–24	7,860	8,346
4.000%, 7–1–25	5,934	6,103
4.500%, 6–15–27	3,861	4,050
4.500%, 5–15–32	4,000	4,240
5.000%, 11–1–35	10,195	10,697
4.000%, 11–15–36	3,042	3,173
Federal National Mortgage Association Agency REMIC/CMO:
5.000%, 3–25–18	7,000	7,462
5.000%, 6–25–18	6,000	6,434
3.500%, 8–25–33	2,636	2,712
4.000%, 10–15–35	4,921	5,084
4.500%, 3–25–37	3,807	4,008
4.500%, 9–15–37	5,603	5,899
4.000%, 3–25–39	2,052	2,106
4.000%, 5–25–39	3,302	3,427
4.500%, 8–15–39	5,842	6,177
3.000%, 11–25–39	4,048	4,084

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS (Continued)	Principal	Value
Mortgage-Backed Obligations (Continued)
Federal National Mortgage Association Agency REMIC/CMO: (Continued)
4.000%, 11–25–39	$8,098	$8,453
4.500%, 6–25–40	4,928	5,179
4.500%, 10–25–40	9,893	10,313
5.000%, 7–25–50	4,318	4,604
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
4.500%, 6–1–19	1,400	1,478
4.500%, 8–1–19	2,786	2,942
4.500%, 9–1–19	3,218	3,392
5.000%, 12–1–19	1,180	1,262
4.500%, 11–1–20	2,809	2,963
5.500%, 10–1–21	4,809	5,224
5.000%, 9–1–22	6,613	7,069
5.500%, 11–1–22	1,885	2,048
5.000%, 3–1–23	3,761	4,001
4.500%, 4–1–23	5,040	5,290
5.500%, 10–1–23	834	912
5.000%, 11–1–23	8,255	8,773
4.000%, 3–1–24	4,819	4,954
4.500%, 7–25–24	6,000	6,306
5.000%, 5–1–28	2,444	2,579
5.500%, 9–25–31	1,893	1,973
5.000%, 6–25–32	4,388	4,595
5.500%, 2–1–33	1,088	1,171
5.000%, 3–25–33	4,000	4,179
6.000%, 4–1–33	2,448	2,694
5.500%, 12–1–34	3,949	4,244
6.000%, 4–1–39	5,420	5,899
Government National Mortgage Association Agency REMIC/CMO:
5.000%, 4–16–39	3,917	4,157
4.500%, 8–20–40	8,570	8,943
United States Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, 2002-3 Class G, 6.000%, 2–15–30	2,084	2,199

		247,852

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 82.3%		$339,754
(Cost: $329,932)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 16.1%
United States Treasury Bonds:
9.000%, 11–15–18	10,000	14,153
4.750%, 2–15–41	25,000	25,969
United States Treasury Notes:
4.250%, 8–15–14	10,000	10,923
3.625%, 8–15–19	15,000	15,485

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 16.1%		$66,530
(Cost: $64,839)

26	SEMIANNUAL REPORT	2011

SCHEDULE OF INVESTMENTS

Government Securities Fund (in thousands) MARCH 31, 2011 (UNAUDITED)

SHORT-TERM SECURITIES	Principal	Value
Repurchase Agreements – 0.2%
J.P. Morgan Securities, Inc., Repurchase Agreement dated 3–31–11 to be repurchased at $846, 0.010%, 4–1–11 (B)	$846	$846

United States Government Obligations – 2.4%
United States Treasury Bills:
0.210%, 6–2–11	5,000	4,998
0.170%, 9–29–11	5,000	4,996

		9,994

TOTAL SHORT-TERM SECURITIES – 2.6%		$10,840
(Cost: $10,840)

TOTAL INVESTMENT SECURITIES – 101.0%		$417,124
(Cost: $405,611)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.0%)		(4,136)

NET ASSETS – 100.0%		$412,988

Notes to Schedule of Investments

(A)	Interest Only Security. Amount shown as principal represents notional amount for computation of interest.

(B)	Collateralized by $892 United States Treasury Note, 1.250% due 9–30–15; market value and accrued interest aggregate $863.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2011. See Note 1 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
United States Government Agency Obligations	$—	$339,617	$137
United States Government Obligations	—	66,530	—
Short-Term Securities	—	10,840	—
Total	$—	$416,987	$137

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

United States Government Agency Obligations
Beginning Balance 10-1-10	$1,630
Net realized gain (loss)	—
Net unrealized appreciation (depreciation)	(76)
Purchases	—
Sales	(1,417)
Transfers into Level 3 during the period	—
Transfers out of Level 3 during the period	—
Ending Balance 3-31-11	$137
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 3-31-11	$(76)

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

REMIC = Real Estate Mortgage Investment Conduit

See Accompanying Notes to Financial Statements.

2011	SEMIANNUAL REPORT	27

PORTFOLIO HIGHLIGHTS

High Income Fund	ALL DATA IS AS OF MARCH 31, 2011 (UNAUDITED)

Asset Allocation

Bonds	96.1%
Corporate Debt Securities	82.8%
Senior Loans	12.8%
Municipal Bonds – Taxable	0.5%
Cash and Cash Equivalents and Equities	3.9%

Lipper Rankings

Category: Lipper High Current Yield Funds	Rank	Percentile
1 Year	60/478	13
3 Year	151/426	36
5 Year	103/356	29
10 Year	134/236	57

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Quality Weightings

Investment Grade	4.2%
A	1.5%
BBB	2.7%
Non-Investment Grade	91.9%
BB	15.8%
B	53.3%
CCC	22.2%
Below CCC	0.2%
Non-rated	0.4%
Cash and Cash Equivalents and Equities	3.9%

Our preference is to always use ratings obtained from Standard & Poor’s. For securities not rated by Standard & Poor’s, ratings are obtained from Moody’s.

28	SEMIANNUAL REPORT	2011

SCHEDULE OF INVESTMENTS

High Income Fund (in thousands)	MARCH 31, 2011 (UNAUDITED)

COMMON STOCKS	Shares	Value

Casinos & Gaming – 0.1%
Pinnacle Entertainment, Inc. (A)	103	$1,403

Oil & Gas Equipment & Services – 0.3%
Dresser-Rand Group Inc. (A)	79	4,236

Packaged Foods & Meats – 0.1%
Dole Food Company, Inc. (A)	107	1,464

Railroads – 0.3%
Kansas City Southern (A)	95	5,173

Thrifts & Mortgage Finance – 0.2%
PMI Group, Inc. (The) (A)	1,063	2,870

TOTAL COMMON STOCKS – 1.0%		$15,146
(Cost: $15,971)

PREFERRED STOCKS
Consumer Finance – 0.3%
Ally Financial Inc., Preferred 8.5% (A)	102	2,545
GMAC Capital Trust I, Preferred 8.125% (A)	86	2,180

		4,725

Trucking – 0.1%
Swift Services Holdings, Inc., 6.0% Cumulative (B)	105	1,456

TOTAL PREFERRED STOCKS – 0.4%		$6,181
(Cost: $5,847)

WARRANTS – 0.1%
Agricultural Products
ASG Consolidated LLC	7	$850

(Cost: $408)

CORPORATE DEBT SECURITIES	Principal
Aerospace & Defense – 0.1%
Acquisition Co. Lanza Parent, 10.000%, 6–1–17 (B)	$1,955	2,155

Agricultural Products – 1.2%
American Seafoods Group LLC, 10.750%, 5–15–16 (B)	9,380	10,178
ASG Consolidated LLC, 15.000%, 5–15–17 (B)(C)	7,333	7,521

		17,699

Alternative Carriers – 1.9%
Level 3 Communications, Inc.:
11.875%, 2–1–19 (B)	3,848	3,627
9.375%, 4–1–19 (B)	1,185	1,146
Level 3 Financing, Inc.:
9.250%, 11–1–14	850	869
10.000%, 2–1–18	4,050	4,055
PAETEC Escrow Corporation, 9.875%, 12–1–18 (B)	4,250	4,484

CORPORATE DEBT SECURITIES (Continued)	Principal	Value

Alternative Carriers (Continued)
PAETEC Holding Corp., 9.500%, 7–15–15	$14,980	$15,692

		29,873

Apparel Retail – 0.8%
J.Crew Group, Inc., 8.125%, 3–1–19 (B)	12,740	12,501

Apparel, Accessories & Luxury Goods – 0.5%
Norcraft Companies, L.P. and Norcraft Finance Corp., 10.500%, 12–15–15	3,650	3,901
Oxford Industries, Inc., 11.375%, 7–15–15	3,150	3,520

		7,421

Asset Management & Custody Banks – 0.4%
Nexeo Solutions, LLC, 8.375%, 3–1–18 (B)	6,054	6,175

Auto Parts & Equipment – 3.7%
Affinia Group Inc.:
9.000%, 11–30–14 (B)	1,710	1,761
10.750%, 8–15–16 (B)	9,702	11,024
Exide Technologies, 8.625%, 2–1–18 (B)	4,921	5,253
Icahn Enterprises L.P., 8.000%, 1–15–18	16,350	16,801
Icahn Enterprises L.P. and Icahn Enterprises Finance Corp., 7.750%, 1–15–16	6,020	6,186
J.B. Poindexter & Co., Inc., 8.750%, 3–15–14	12,002	12,122
Visteon Corporation, 6.750%, 4–15–19 (B)	2,560	2,560

		55,707

Automotive Retail – 2.2%
Asbury Automotive Group, Inc.:
7.625%, 3–15–17	1,275	1,301
8.375%, 11–15–20 (B)	7,083	7,366
Sonic Automotive, Inc., 9.000%, 3–15–18	16,390	17,414
United Auto Group, Inc., 7.750%, 12–15–16	7,500	7,753

		33,834

Broadcasting – 1.6%
dcp LLC, 10.750%, 8–15–15 (B)	3,010	2,905
Gray Television, Inc., 10.500%, 6–29–15	4,120	4,383
SIRIUS XM Radio Inc., 8.750%, 4–1–15 (B)	14,635	16,464

		23,752

Building Products – 0.8%
Norcraft Companies, L.P. and Norcraft Finance Corp., 9.750%, 9–1–12	387	383
Ply Gem Holdings, Inc., 8.250%, 2–15–18 (B)	11,975	12,304

		12,687

2011	SEMIANNUAL REPORT	29

SCHEDULE OF INVESTMENTS

High Income Fund (in thousands)	MARCH 31, 2011 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value

Cable & Satellite – 0.2%
DISH DBS Corporation, 7.875%, 9–1–19	$2,660	$2,879

Casinos & Gaming – 2.2%
Inn of the Mountain Gods Resort and Casino, 1.250%, 11–30–20	4,961	2,704
MGM MIRAGE:
10.375%, 5–15–14	1,700	1,947
11.125%, 11–15–17	3,700	4,236
11.375%, 3–1–18	3,400	3,773
9.000%, 3–15–20	2,375	2,604
MGM Resorts International, 10.000%, 11–1–16 (B)	3,440	3,621
Peninsula Gaming, LLC:
8.375%, 8–15–15	3,150	3,363
8.375%, 8–15–15 (B)	2,560	2,733
10.750%, 8–15–17	2,300	2,524
10.750%, 8–15–17 (B)	1,283	1,408
Pinnacle Entertainment, Inc.:
8.625%, 8–1–17	3,125	3,406
8.750%, 5–15–20	460	478

		32,797

Catalog Retail – 0.9%
QVC, Inc., 7.500%, 10–1–19 (B)	13,670	14,354

Commodity Chemicals – 0.1%
TPC Group Inc., 8.250%, 10–1–17 (B)	1,095	1,158

Communications Equipment – 0.6%
Brightstar Corporation, 9.500%, 12–1–16 (B)	8,560	9,191

Construction & Farm Machinery & Heavy Trucks – 0.2%
ArvinMeritor, Inc., 10.625%, 3–15–18	1,700	1,913
Greenbrier Companies, Inc., (The), Convertible, 3.500%, 4–1–18 (B)	1,170	1,170

		3,083

Construction Materials – 2.8%
Cemex Finance LLC, 9.500%, 12–14–16 (B)	6,200	6,681
Cemex SAB de CV, 9.000%, 1–11–18 (B)	860	902
Headwaters Incorporated, 7.625%, 4–1–19 (B)	7,840	7,840
Headwaters Incorporated, Convertible:
2.500%, 2–1–14	3,075	2,783
14.750%, 2–1–14 (B)	12,024	13,932
Hillman Group, Inc. (The):
10.875%, 6–1–18	6,190	6,871
10.875%, 6–1–18 (B)	2,346	2,604

		41,613

Consumer Finance – 1.5%
American General Finance Corporation, 6.900%, 12–15–17	2,500	2,284

CORPORATE DEBT SECURITIES (Continued)	Principal	Value

Consumer Finance (Continued)
Bankrate Inc., 11.750%, 7–15–15 (B)	$11,975	$13,622

Credit Acceptance Corporation:
9.125%, 2–1–17	3,840	4,152
9.125%, 2–1–17 (B)	1,585	1,710
TMX Finance LLC and TitleMax Finance Corp, 13.250%, 7–15–15 (B)	1,062	1,179

		22,947

Consumer Products – 0.7%
Prestige Brands, Inc.:
8.250%, 4–1–18	6,125	6,462
8.250%, 4–1–18 (B)	3,657	3,858

		10,320

Diversified Metals & Mining – 0.8%
FMG Resources Pty Ltd.:
7.000%, 11–1–15 (B)	8,155	8,461
6.375%, 2–1–16 (B)	1,700	1,713
6.875%, 2–1–18 (B)	1,700	1,772

		11,946

Diversified Support Services – 0.9%
KAR Holdings, Inc.:
8.750%, 5–1–14	6,711	6,929
10.000%, 5–1–15	371	391
SITEL, LLC and SITEL Finance Corp., 11.500%, 4–1–18 (B)	7,110	6,621

		13,941

Education Services – 3.2%
Laureate Education, Inc.:
10.000%, 8–15–15 (B)	10,350	10,893
11.000%, 8–15–15 (B)(C)	25,621	26,616
11.750%, 8–15–17 (B)	9,815	10,747

		48,256

Electrical Components & Equipment – 0.4%
International Wire Group, Inc., 9.750%, 4–15–15 (B)	5,200	5,519

Electronic Equipment & Instruments – 4.7%
CDW Escrow Corporation, 8.500%, 4–1–19 (B)	30,225	30,263
CDW LLC and CDW Finance Corporation:
11.000%, 10–12–15	30,980	33,612
11.500%, 10–12–15	6,270	6,772
8.000%, 12–15–18 (B)	1,500	1,583

		72,230

Electronic Manufacturing Services – 2.1%
Jabil Circuit, Inc.:
7.750%, 7–15–16	8,240	9,352
8.250%, 3–15–18	12,395	14,069
KEMET Corporation, 10.500%, 5–1–18	7,360	8,298

		31,719

Food Distributors – 0.9%
Viskase Companies, Inc.: 9.875%, 1–15–18 (B)	12,465	13,431

30	SEMIANNUAL REPORT	2011

SCHEDULE OF INVESTMENTS

High Income Fund (in thousands)	MARCH 31, 2011 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value

Forest Products – 1.4%
Ainsworth Lumber Co. Ltd., 11.000%, 7–29–15 (B)(C)	$22,273	$21,905

Health Care Equipment – 0.2%
DJO Finance LLC and DJO Finance Corporation, 9.750%, 10–15–17 (B)	2,580	2,709

Health Care Facilities – 2.9%
HCA Holdings, Inc., 7.750%, 5–15–21 (B)	2,135	2,226
HCA Inc.:
9.625%, 11–15–16	8	9
7.875%, 2–15–20	2,500	2,719
HealthSouth Corporation, 8.125%, 2–15–20	11,585	12,540
Radiation Therapy Services, Inc., 9.875%, 4–15–17	9,880	10,078
Tenet Healthcare Corporation, 6.875%, 11–15–31	13,551	11,230
United Surgical Partners International, Inc., 8.875%, 5–1–17	6,000	6,293

		45,095

Health Care Services – 1.0%
Air Medical Group Holdings Inc., 9.250%, 11–1–18 (B)	9,915	10,646
OnCure Holdings, Inc., 11.750%, 5–15–17	3,840	3,850

		14,496

Health Care Technology – 0.9%
MedAssets, Inc., 8.000%, 11–15–18 (B)	13,828	14,139

Home Furnishings – 0.6%
Empire Today, LLC and Empire Today Finance Corp., 11.375%, 2–1–17 (B)	5,663	6,002
Simmons Bedding Company, 11.250%, 7–15–15 (B)	2,800	3,021

		9,023

Household Products – 1.8%
Armored AutoGroup Inc., 9.250%, 11–1–18 (B)	3,010	3,063
Diversey Holdings, Inc., 10.500%, 5–15–20	4,462	5,181
Reynolds Group Holdings Limited:
7.125%, 4–15–19 (B)	5,642	5,783
9.000%, 4–15–19 (B)	11,190	11,582
8.250%, 2–15–21 (B)	1,632	1,616

		27,225

Independent Power Producers & Energy Traders – 0.8%
Calpine Corporation:
7.875%, 7–31–20 (B)	4,300	4,569
7.500%, 2–15–21 (B)	5,184	5,366
7.875%, 1–15–23 (B)	1,665	1,727

		11,662

CORPORATE DEBT SECURITIES (Continued)	Principal	Value

Industrial Conglomerates – 0.6%
Pinafore, LLC and Pinafore, Inc., 9.000%, 10–1–18 (B)	$8,725	$9,467

Industrial Machinery – 1.6%
CPM Holdings, Inc., 10.875%, 9–1–14 (B)	7,450	8,046
RBS Global, Inc. and Rexnord LLC:
11.750%, 8–1–16	11,535	12,371
8.500%, 5–1–18	2,455	2,651

		23,068

Integrated Telecommunication Services – 0.8%
Qwest Communications International Inc.:
8.000%, 10–1–15	4,500	4,967
7.125%, 4–1–18	5,950	6,418

		11,385

Leisure Facilities – 1.4%
Palace Entertainment Holdings, LLC, 8.875%, 4–15–17 (B)	10,758	11,000
Speedway Motorsports, Inc., 8.750%, 6–1–16	8,700	9,537

		20,537

Life & Health Insurance – 0.7%
CNO Financial Group, Inc., 9.000%, 1–15–18 (B)	10,708	11,350

Metal & Glass Containers – 0.4%
Plastipak Holdings, Inc.:
8.500%, 12–15–15 (B)	780	819
10.625%, 8–15–19 (B)	5,180	5,905

		6,724

Movies & Entertainment – 1.8%
AMC Entertainment Holdings, Inc., 9.750%, 12–1–20 (B)	7,746	8,288
AMC Entertainment Inc., 8.000%, 3–1–14	9,300	9,404
Cinemark USA, Inc., 8.625%, 6–15–19	5,000	5,463
Regal Enertainment Group, 9.125%, 8–15–18	4,255	4,553

		27,708

Multi-Line Insurance – 0.5%
American International Group, Inc., 8.175%, 5–15–58	6,865	7,388

Office Electronics – 1.7%
Xerox Capital Trust I, 8.000%, 2–1–27	25,288	25,731

Oil & Gas Drilling – 2.0%
RDS Ultra-Deepwater Ltd, 11.875%, 3–15–17 (B)	9,165	10,036
Vantage Drilling Company, 11.500%, 8–1–15 (B)	18,850	20,923

		30,959

2011	SEMIANNUAL REPORT	31

SCHEDULE OF INVESTMENTS

High Income Fund (in thousands)	MARCH 31, 2011 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value

Oil & Gas Equipment & Services – 2.3%
Geokinetics Holdings USA, Inc., 9.750%, 12–15–14	$9,735	$9,358
Global Geophysical Services, Inc., 10.500%, 5–1–17	21,159	22,745
Thermon Industries, Inc., 9.500%, 5–1–17	2,760	2,981

		35,084

Oil & Gas Exploration & Production – 2.1%
Chesapeake Energy Corporation:
9.500%, 2–15–15	7,895	9,789
6.875%, 8–15–18	1,720	1,871
6.625%, 8–15–20	1,720	1,832
6.125%, 2–15–21	4,270	4,409
McMoRan Exploration Co., 11.875%, 11–15–14	7,400	8,139
Quicksilver Resources Inc.:
11.750%, 1–1–16	3,300	3,845
7.125%, 4–1–16	2,600	2,568

		32,453

Oil & Gas Refining & Marketing – 1.3%
Energy Partners Ltd., 8.250%, 2–15–18 (B)	14,606	14,533
Western Refining, Inc., 10.750%, 6–15–14 (B)(D)	4,179	4,513

		19,046

Oil & Gas Storage & Transportation – 0.1%
Copano Energy, L.L.C. and Copano Energy Finance Corporation, 7.125%, 4–1–21	1,565	1,585

Other Diversified Financial Services – 1.8%
Bank of America Corporation:
8.000%, 12–29–49 (D)	12,825	13,792
8.125%, 12–29–49 (D)	4,635	4,984
JPMorgan Chase & Co., 7.900%, 4–29–49 (D)	8,500	9,300

		28,076

Packaged Foods & Meats – 1.8%
Bumble Bee Foods, LLC:
9.000%, 12–15–17 (B)	16,196	16,843
9.625%, 3–15–18 (B)	12,825	11,959

		28,802

Paper Products – 0.3%
Appleton Papers Inc., 10.500%, 6–15–15 (B)	4,205	4,426
Verso Paper Corp., 8.750%, 2–1–19 (B)	832	865

		5,291

Pharmaceuticals – 1.3%
ConvaTec Healthcare E S.A., 10.500%, 12–15–18 (B)	2,580	2,709
K-V Pharmaceutical Company, 12.000%, 3–15–15 (B)	5,516	5,157
Quintiles Transnational Holdings Inc, 9.500%, 12–30–14 (B)	11,445	11,703

		19,569

CORPORATE DEBT SECURITIES (Continued)	Principal	Value

Property & Casualty Insurance – 0.8%
Fidelity National Information Services, Inc.:
7.625%, 7–15–17	$8,095	$8,773
7.875%, 7–15–20	2,525	2,759

		11,532

Railroads – 1.0%
Kansas City Southern de Mexico, S.A. de C.V.:
8.000%, 2–1–18	11,360	12,382
6.625%, 12–15–20 (B)	2,580	2,632

		15,014

Regional Banks – 0.9%
CIT Group, Inc., 7.000%, 5–1–17	13,350	13,367

Restaurants – 6.1%
CKE Holdings, Inc., 10.500%, 3–14–16 (B)(C)	2,460	2,318
CKE Restaurants, Inc., 11.375%, 7–15–18	22,510	24,817
Dave & Buster’s, Inc., 0.000%, 2–15–16 (B)(E)	23,415	13,581
DineEquity, Inc., 9.500%, 10–30–18 (B)	3,472	3,767
Dunkin Brands, Inc., 9.625%, 12–1–18 (B)	4,564	4,650
NPC International, Inc., 9.500%, 5–1–14	24,075	24,617
Wendy’s/Arby’s Restaurants, LLC, 10.000%, 7–15–16	16,460	18,106

		91,856

Security & Alarm Services – 0.7%
DynCorp International Inc., 10.375%, 7–1–17 (B)	9,575	10,365

Semiconductor Equipment – 0.1%
Phototronics, Inc., Convertible, 3.250%, 4–1–16 (B)	975	1,112

Specialized Finance – 0.3%
PHH Corporation, 9.250%, 3–1–16 (B)	4,300	4,676

Specialized REITs – 0.6%
CNL Lifestyles Properties, Inc., 7.250%, 4–15–19 (B)	8,965	8,943

Specialty Chemicals – 1.0%
Hexion U.S. Finance Corp. and Hexion Nova Scotia Finance, ULC, 9.000%, 11–15–20 (B)	3,450	3,577
Huntsman International LLC:
7.375%, 1–1–15	729	745
8.625%, 3–15–20	6,350	6,922
8.625%, 3–15–21 (B)	1,720	1,875
Momentive Performance Materials Inc., 9.000%, 1–15–21 (B)	1,720	1,778

		14,897

Steel – 1.0%
Ryerson Inc., 12.000%, 11–1–15	4,395	4,769

32	SEMIANNUAL REPORT	2011

SCHEDULE OF INVESTMENTS

High Income Fund (in thousands)	MARCH 31, 2011 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value

Steel (Continued)
Severstal Columbus LLC, 10.250%, 2–15–18	$4,300	$4,752
WireCo WorldGroup Inc., 9.500%, 5–15–17 (B)	5,110	5,441

		14,962

Thrifts & Mortgage Finance – 1.0%
Provident Funding Associates, L.P. and PFG Finance Corp., 10.125%, 2–15–19 (B)	13,816	14,420

Trading Companies & Distributors – 0.4%
United Rentals (North America), Inc., 8.375%, 9–15–20	6,020	6,291

Wireless Telecommunication Service – 1.4%
Cricket Communications, Inc., 7.750%, 10–15–20	4,095	4,126
Digicel Group Limited:
8.250%, 9–1–17 (B)	1,700	1,802
10.500%, 4–15–18 (B)	5,452	6,242
MetroPCS Wireless, Inc., 6.625%, 11–15–20	4,760	4,754
Wind Acquisition Finance S.A., 11.750%, 7–15–17 (B)	4,060	4,669

		21,593

TOTAL CORPORATE DEBT SECURITIES – 82.8%		$1,256,693
(Cost: $1,194,898)

MUNICIPAL BONDS – TAXABLE – 0.5%
Arizona
AZ Hlth Fac Auth, Rev Bonds (Banner Hlth), Ser 2007B, 1.013%, 1–1–37 (D)	12,825	$8,289

(Cost: $8,207)

SENIOR LOANS
Advertising – 0.2%
Oriental Trading Company, Inc., 7.000%, 1–10–17 (D)	2,455	2,411

Alternative Carriers – 1.0%
Vonage Holdings Corp.: 9.750%, 12–9–15 (D)	14,666	14,648

Apparel Retail – 0.2%
J.Crew Group, Inc.: 4.750%, 1–26–18 (D)	2,460	2,451

Application Software – 0.2%
Attachmate Corporation, 0.000%, 11–21–16 (D)(E)	3,420	3,363

Building Products – 2.5%
Goodman Global, Inc., 9.000%, 10–6–17 (D)	36,440	37,406

Casinos & Gaming – 0.1%
Revel AC, Inc., 9.000%, 1–24–17 (D)	2,035	1,975

SENIOR LOANS (Continued)	Principal	Value

Communications Equipment – 0.1%
Mitel Networks Corporation, 7.314%, 8–15–15 (D)	$1,315	$1,217

Diversified Support Services – 2.6%
Advantage Sales & Marketing, Inc., 9.250%, 5–29–18 (D)	16,762	17,044
Applied Systems, Inc., 9.250%, 5–17–17 (D)	1,290	1,307
N.E.W. Holdings I, LLC: 9.500%, 3–5–17 (D)	21,425	21,853

		40,204

Environmental & Facilities Services – 0.4%
K2 Pure Solutions Nocal, L.P., 10.000%, 7–20–15 (D)	5,611	5,611

Food Distributors – 0.8%
Chef’s Warehouse, LLC (The), 11.000%, 4–22–14 (D)	7,231	7,376
Fairway Group Acquisition Company, 7.500%, 2–11–17 (D)	5,985	5,955

		13,331

Health Care Facilities – 0.8%
National Surgical Hospitals, Inc.:
8.250%, 1–4–17 (D)	10,920	10,811
0.000%, 2–3–17 (D)(E)	1,905	1,886

		12,697

Hypermarkets & Super Centers – 0.5%
Roundy’s Supermarkets, Inc., 10.000%, 4–5–16 (D)	7,005	7,101

Independent Power Producers & Energy Traders – 1.5%
Energy Future Competitive Holdings Company and Texas Competitive Electric Holdings Company, LLC:
3.759%, 10–10–14 (D)	3,650	3,072
3.803%, 10–10–14 (D)	5,146	4,332
Texas Competitive Electric Holdings Company, LLC:
3.746%, 10–10–14 (D)	801	670
3.759%, 10–10–14 (D)	16,996	14,161
3.803%, 10–10–14 (D)	250	208

		22,443

Internet Software & Services – 0.5%
Nextag, Inc., 7.000%, 12–29–17 (D)	8,443	7,979

IT Consulting & Other Services – 0.8%
Presidio, Inc., 7.250%, 3–31–17 (D)	10,250	10,147
Vertafore, Inc., 9.750%, 10–18–17 (D)	1,311	1,332

		11,479

Specialty Stores – 0.6%
Walco International, Inc. (Animal Health), 12.250%, 11–10–15 (D)	9,918	9,869

TOTAL SENIOR LOANS – 12.8%		$194,185
(Cost: $190,680)

2011	SEMIANNUAL REPORT	33

SCHEDULE OF INVESTMENTS

High Income Fund (in thousands)	MARCH 31, 2011 (UNAUDITED)

SHORT-TERM SECURITIES	Principal	Value

Commercial Paper (F) – 1.7%
Bemis Company, Inc., 0.300%, 4–15–11	$10,000	$9,999
McCormick & Co. Inc., 0.000%, 4–1–11	5,000	5,000
Sara Lee Corporation, 0.290%, 4–13–11	5,000	4,999
Sonoco Products Co., 0.340%, 4–28–11	6,000	5,998

		25,996

Commercial Paper (backed by irrevocable letter of credit) (F) – 1.0%
Heinz (H.J.) Finance Co. (Heinz (H.J.) Co.), 0.230%, 4–6–11	10,000	10,000
River Fuel Company #2, Inc. (Bank of Nova Scotia), 0.290%, 4–29–11	5,000	4,999

		14,999

SHORT-TERM SECURITIES (Continued)	Principal	Value

Master Note – 0.0%
Toyota Motor Credit Corporation, 0.127%, 4–1–11 (G)	$414	$414

Municipal Obligations – Taxable – 0.2%
NY Hsng Fin Agy, Archstone Westbury Hsng Rev Bonds, Ser A (Bank of America, N.A.), 0.280%, 4–7–11 (G)	2,100	2,100

TOTAL SHORT-TERM SECURITIES – 2.9%		$43,509
(Cost: $43,509)

TOTAL INVESTMENT SECURITIES – 100.5%		$1,524,853
(Cost: $1,459,520)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.5%)		(6,990)

NET ASSETS – 100.0%		$1,517,863

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, the total value of these securities amounted to $657,206 or 43.3% of net assets.

(C)	Payment-in-kind bonds.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2011.

(E)	Zero coupon bond.

(F)	Rate shown is the yield to maturity at March 31, 2011.

(G)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2011. Date shown represents the date that the variable rate resets.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2011. See Note 1 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$15,146	$—	$—
Preferred Stocks	4,725	1,456	—
Warrants	—	850	—
Corporate Debt Securities	—	1,255,581	1,112
Municipal Bonds	—	8,289	—
Senior Loans	—	95,184	99,001
Short-Term Securities	—	43,509	—
Total	$19,871	$1,404,869	$100,113

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Corporate Debt Securities	Senior Loans
Beginning Balance 10–1–10	$—	$13,959
Net realized gain (loss)	—	(25)
Net unrealized appreciation (depreciation)	—	256
Purchases	—	2,478
Sales	—	(9,961)
Transfers into Level 3 during the period	1,112	92,294
Transfers out of Level 3 during the period	—	—
Ending Balance 3–31–11	$1,112	$99,001
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 3–31–11	$137	$2,082

The following acronym is used throughout this schedule:

REIT = Real Estate Investment Trust

See Accompanying Notes to Financial Statements.

34	SEMIANNUAL REPORT	2011

PORTFOLIO HIGHLIGHTS

Municipal Bond Fund	ALL DATA IS AS OF MARCH 31, 2011 (UNAUDITED)

Asset Allocation

Bonds	98.2%
Municipal Bonds	98.2%
Cash and Cash Equivalents	1.8%

Lipper Rankings

Category: Lipper General Municipal Debt Funds	Rank	Percentile
1 Year	47/259	19
3 Year	13/229	6
5 Year	7/201	4
10 Year	48/169	29

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Quality Weightings

Investment Grade	92.9%
AAA	6.0%
AA	30.8%
A	33.6%
BBB	22.5%
Non-Investment Grade	5.3%
Non-rated	5.3%
Cash and Cash Equivalents	1.8%

Our preference is to always use ratings obtained from Standard & Poor’s. For securities not rated by Standard & Poor’s, ratings are obtained from Moody’s.

2011	SEMIANNUAL REPORT	35

SCHEDULE OF INVESTMENTS

Municipal Bond Fund (in thousands)	MARCH 31, 2011 (UNAUDITED)

MUNICIPAL BONDS	Principal	Value

Alabama – 0.8%
San Jose Merged Area Redev Proj, Hsng Set-Aside Tax Alloc Bonds, Ser 2010A–1, 5.500%, 8–1–35	$1,000	$810
The Indl Dev Board of Selma, AL, Gulf Opp Zone Bonds, Ser 2009A, 6.250%, 11–1–33	2,000	2,021
The Pub Edu Bldg Auth of Tuscaloosa, Student Hsng Rev Bonds (Univ of AL Ridgecrest Residential Proj), Ser 2008, 6.750%, 7–1–33	2,500	2,728

		5,559

Alaska – 0.2%
AK Intl Arpt Sys Rev and Rfdg Bonds, Ser 2010A, 5.000%, 10–1–21	1,735	1,763

Arizona – 1.1%
Cert of Participation for the Benefit of AZ State Univ (AZ State Univ Proj), Ser 2002, 5.375%, 7–1–13	1,000	1,045
Indl Dev Auth of Mohave Cnty, Correctional Fac Contract Rev Bonds (Mohave Prison, LLC Expansion Proj), Ser 2008, 8.000%, 5–1–25	2,500	2,721
Phoenix Civic Impvt Corp, Sr Lien Arpt Rev Bonds, Ser 2002B, 5.750%, 7–1–14	2,000	2,084
Rio Nuevo Multipurp Fac Dist (Tucson, AZ), Sub Lien Excise Tax Rev Bonds, Ser 2008, 6.625%, 7–15–25	2,000	2,218

		8,068

Arkansas – 0.1%
AR Dev Fin Auth, Sngl Fam Mtg Rev Bonds (Mtg–Bkd Sec Prog), Ser 2003D, 5.300%, 7–1–24	510	510

California – 13.9%
ABAG Fin Auth for Nonprofit Corp, Rev Bonds (Sharp Hlth Care), Ser 2009B, 6.250%, 8–1–39	1,000	983
Arpt Commission, San Francisco Intl Arpt Second Ser Rev Bonds, Ser 2009E, 6.000%, 5–1–39	3,000	3,110
CA Hlth Fac Fin Auth, Rev Bonds (Adventist Hlth Sys/West), Ser 2009A, 5.750%, 9–1–39	2,500	2,344
CA Hlth Fac Fin Auth, Rev Bonds (Children’s Hosp of Orange Cnty), Ser 2009A, 6.500%, 11–1–38	2,000	2,039
CA Muni Fin Auth, Cmnty Hosp of Cent CA Obligated Group Cert of Participation, 5.500%, 2–1–39	4,000	3,248
CA Muni Fin Auth, Edu Fac Rev Bonds (King/Chavez Academies Proj), Ser 2009A, 8.500%, 10–1–29	1,000	1,089
CA Pollutn Ctl Fin Auth, Solid Waste Disp Rev Bonds (Republic Svc, Inc. Proj) Ser 2002B, 5.250%, 6–1–23	2,085	2,165
CA Pollutn Ctl Fin Auth, Solid Waste Disp Rfdg Rev Bonds (Waste Mgmt, Inc. Proj), Ser 2002A, 5.000%, 1–1–22	1,500	1,485

MUNICIPAL BONDS (Continued)	Principal	Value

California (Continued)
CA Rural Home Mtg Fin Auth, Sngl Fam Mtg Rev Bonds (Mtg–Bkd Sec Prog), Ser 1998B, Class 5, 6.350%, 12–1–29	$30	$31
CA Statewide Cmnty Dev Auth, Hosp Rev Cert of Participation, Cedars–Sinai Med Ctr, Ser 1992, 6.500%, 8–1–12	1,550	1,580
CA Statewide Cmnty Dev Auth, Sch Fac Rev Bonds (Aspire Pub Sch), Ser 2010: 6.000%, 7–1–40	1,750	1,604
6.350%, 7–1–46	1,000	951
CA Various Purp GO Bonds:
6.000%, 2–1–15	3,000	3,404
5.250%, 2–1–19	7,000	7,389
5.250%, 11–1–21	1,000	1,051
5.000%, 2–1–22	7,000	7,117
5.500%, 4–1–28	3,000	3,403
5.250%, 10–1–29	2,500	2,515
5.750%, 4–1–31	5,000	5,125
6.000%, 3–1–33	1,000	1,038
6.000%, 11–1–39	4,500	4,590
Carson Redev Agy Redev Proj Area No. 1, Tax Alloc Bonds, Ser 2009A, 7.000%, 10–1–36	750	761
Cmnty Redev Agy of Santa Ana, Merged Proj Area Bonds, Ser 2011 A, 6.250%, 9–1–24	2,000	1,963
Cnty of Sacramento, 2010 Rfdg Cert of Participation, 5.750%, 2–1–30	2,000	1,939
Delta Cnty Home Mtg Fin Auth, Sngl Fam Mtg Rev Bonds (Mtg–Bkd Sec Prog), Ser 1998A, 5.200%, 12–1–14	30	30
Foothill/Eastn Trans Corridor Agy, Toll Road Rfdg Rev Bonds (Cap Apprec Bonds), Ser 1999, 0.000%, 1–15–17 (A)	7,500	5,020
Golden State Tob Securitization Corp, Tob Settlement Asset–Bkd Bonds, Ser 2003A–1, 6.750%, 6–1–39	2,500	2,807
Palomar Pomerado Hlth, GO Bonds, Election of 2004, Ser 2009A:
0.000%, 8–1–31 (A)	3,315	778
0.000%, 8–1–32 (A)	5,000	1,073
0.000%, 8–1–33 (A)	5,000	981
Palomar Pomerado Hlth, San Diego Cnty, CA, Cert of Participation, 6.750%, 11–1–39	2,750	2,652
Pub Fac Fin Auth of San Diego, Sr Sewer Rev Bonds, Ser 2009A, 5.250%, 5–15–34	3,000	2,933
Redev Agy for the Cnty of Riverside, Interstate 215 Corridor Redev Proj Area, 2010 Tax Alloc Bonds, Ser E, 6.500%, 10–1–40	1,500	1,400
Redev Agy of San Diego, Naval Training Ctr Redev Proj, Tax Alloc Bonds, Ser 2010A, 5.750%, 9–1–40	1,000	842
Riverside Cmnty College Dist, Riverside Cnty, CA, Election of 2004, GO Bonds, Ser 2004A:
5.500%, 8–1–29	3,800	4,351

36	SEMIANNUAL REPORT	2011

SCHEDULE OF INVESTMENTS

Municipal Bond Fund (in thousands)	MARCH 31, 2011 (UNAUDITED)

MUNICIPAL BONDS (Continued)	Principal	Value

California (Continued)
Sacramento Area Flood Ctl Agy, Consolidated Cap Assmt Dist Bonds, Ser 2008, 5.500%, 10–1–28	$500	$524
Southn CA Pub Power Auth, Multiple Proj Rev Bonds, Ser 1989, 6.750%, 7–1–12	3,455	3,702
Southn CA Pub Power Auth, Transmission Proj Rev Bonds (Southn Transmission Proj), Ser 2008B, 6.000%, 7–1–27	1,000	1,089
CA Dept of Water Res, Cent Vly Proj, Water Sys Rev Bonds, Ser X, 5.500%, 12–1–16	10	12
State Pub Works Board of CA, Lease Rev Bonds (Various Cap Proj), Ser 2009I, 6.375%, 11–1–34	500	510
State Pub Works Board of CA, Lease Rev Bonds (Various Cap Proj), Ser 2009G-1, 5.750%, 10–1–30	1,000	980
The Metro Water Dist of Southn CA, Water Rev Bonds, 2003 Authorization, Ser B-2, 5.000%, 10–1–27	5,000	5,078
The Regents of the Univ of CA, Hosp Rev Bonds (UCLA Med Ctr), Ser 2004B, 5.500%, 5–15–20	1,500	1,554
Tuolumne Wind Proj Auth, Rev Bonds (Tuolumne Co Proj), Ser 2009A, 5.875%, 1–1–29	1,000	1,052

		98,292

Colorado – 2.7%
City and Cnty of Broomfield, CO, Rfdg Cert of Participation, Ser 2010, 5.000%, 12–1–23	1,565	1,648
CO Edu and Cultural Fac Auth, Charter Sch Rev Bonds (The Classical Academy Proj), Ser 2008A:
6.750%, 12–1–23	1,760	1,960
7.400%, 12–1–38	1,000	1,117
CO Edu and Cultural Fac Auth, Independent Sch Rev Rfdg Bonds (Vail Mountain Sch Proj), Ser 2010, 6.125%, 5–1–40	2,500	2,290
CO Higher Edu Cap Constr, Lease Purchase Fin Prog, Cert of Participation, Ser 2008:
5.500%, 11–1–27	1,000	1,089
CO Hsng and Fin Auth, Sngl Fam Mtg Class I Bonds, Ser 2009A, 5.500%, 11–1–29	1,055	1,082
CO Hsng and Fin Auth, Sngl Fam Prog Sr and Sub Bonds, Ser 2001A–2, 6.500%, 8–1–31	260	273
Denver Hlth and Hosp Auth, Hlthcare Recovery Zone, Fac Rev Bds, Ser 2010, 5.625%, 12–1–40	2,750	2,475
Joint Sch Dist No. 28J, Adams and Arapahoe Cnty, CO, GO Bonds, Ser 2008, 6.000%, 12–1–28	2,500	2,766
Regional Trans Dist, Private Activity Bonds (Denver Transit Partn Eagle P3 Proj), Ser 2010, 6.500%, 1–15–30	4,250	4,250

		18,950

MUNICIPAL BONDS (Continued)	Principal	Value

Connecticut – 0.7%
Cap City Econ Dev Auth, Prkg and Enrg Fee Rev Bonds, Ser 2008D, 5.750%, 6–15–34	$2,500	$2,630
Eastn CT Res Recovery Auth, Solid Waste Rev Bonds (Wheelabrator Lisbon Proj), Ser 1993A, 5.500%, 1–1–14	2,625	2,626

		5,256

District Of Columbia – 1.0%
DC Hosp Rev Bonds (Sibley Mem Hosp Issue), Ser 2009, 6.375%, 10–1–39	2,500	2,530
Metro Washington Arpt Auth, Dulles Toll Road, Second Sr Lien, Rev Bonds, Ser 2009C, 0.000%, 10–1–41 (A)	6,500	4,645

		7,175

Florida – 8.2%
Brevard Cnty, FL, Indl Dev Rev Bonds (TUFF FL Tech Proj), Ser 2009, 6.750%, 11–1–39	2,500	2,432
Broward Cnty, FL, Passenger Fac Charge/Arpt Sys Rev Convertible Lien Bonds, Arpt Sys Rev Bonds, Ser 2001J–1, 5.750%, 10–1–18	2,870	2,918
Citizens Ppty Insurance Corp, Sr Secured Rev Bonds, Ser 2010A–1, 5.250%, 6–1–17	3,600	3,761
Coral Gables, FL, Hlth Fac Auth, Hosp Rev Bonds (Baptist Hlth South FL Oblig Group), Ser 2004, 5.250%, 8–15–24	5,000	5,691
Greater Orlando Aviation Auth, Arpt Fac Rev Bonds, Ser 2002B, 5.500%, 10–1–17	2,000	2,062
Halifax Hosp Med Ctr (Daytona Beach, FL), Hosp Rev Rfdg and Impvt Bonds, Ser 2006A, 5.250%, 6–1–26	3,000	2,829
Hillsborough Cnty Aviation Auth, FL, Tampa Intl Arpt, Rev Bonds, Ser 2003B, 5.000%, 10–1–20	2,000	2,030
Hillsborough Cnty Indl Dev Auth, Indl Dev Rev Bonds, Hlth Fac Proj (Univ Cmnty Hosp), Ser 2008A, 5.625%, 8–15–29	3,600	4,331
Hsng Fin Auth of Lee Cnty, FL, Sngl Fam Mtg Rev Bonds, Ser 1999A, Subser 2, 5.000%, 9–1–30	160	160
Miami, FL, Spl Oblig Non–Ad Valorem Rev Rfdg Bonds, Ser 2002A, 5.500%, 9–1–13	2,460	2,579
Miami-Dade Cnty, FL, Aviation Rev Bonds, Miami Intl Arpt (Hub of the Americas), Ser 2002, 5.750%, 10–1–16	2,000	2,086
Miami-Dade Cnty, FL, Aviation Rev Bonds, Miami Intl Arpt (Hub of the Americas), Ser 2009A, 5.500%, 10–1–36	2,500	2,388
Miami-Dade Cnty, FL, Aviation Rev Bonds, Ser 2010A, 5.500%, 10–1–41	2,500	2,343

2011	SEMIANNUAL REPORT	37

SCHEDULE OF INVESTMENTS

Municipal Bond Fund (in thousands) MARCH 31, 2011 (UNAUDITED)

MUNICIPAL BONDS (Continued)	Principal	Value

Florida (Continued)
Miami-Dade Cnty, FL, Aviation Rev Bonds, Ser 2010B, 5.000%, 10–1–23	$1,500	$1,514
Miami-Dade Cnty, FL, GO Bonds (Bldg Better Cmnty Prog), Ser 2008B, 6.250%, 7–1–26	2,500	2,751
Miami-Dade Cnty, FL, Water and Sewer Sys Rev Rfdg Bonds, Ser 2008B, 5.250%, 10–1–22	5,000	5,585
Miami-Dade Cnty, FL, Water and Sewer Sys Rev Rfdg Bonds, Ser 2008C, 6.000%, 10–1–23	2,500	2,849
Mid-Bay Bridge Auth, Springing Lien Rev Bonds, Ser 2011A, 7.250%, 10–1–34	3,000	3,009
Port St. Lucie, FL, Spl Assmt Rfdg Bonds (City Ctr Spl Assmt Dist), Ser 2008A, 6.500%, 7–1–35	2,500	2,697
South Lake Cnty Hosp Dist, Rev Bonds (South Lake Hosp, Inc.), Ser 2009A, 6.250%, 4–1–39	1,000	941
St. Johns Cnty Indl Dev Auth, Rev Bonds (Presbyterian Ret Cmnty Proj), Ser 2010A, 5.875%, 8–1–40	3,500	3,111

		58,067

Georgia – 2.9%
Atlanta Arpt Gen Rev Rfdg Bonds, Ser 2010C, 5.750%, 1–1–23	2,000	2,162
Atlanta Dev Auth Edu Fac, Rev Bonds (Panther Place, LLC Proj), Ser 2009A, 5.000%, 7–1–37	3,500	3,328
Atlanta, GA, Water and Wastewater Rev Bonds, Ser 2009B, 5.375%, 11–1–39	2,500	2,452
DeKalb Cnty, GA, Hosp Auth, Rev Anticipation Cert (DeKalb Med Ctr, Inc. Proj), Ser 2010, 6.125%, 9–1–40	1,500	1,393
Hosp Auth of Cobb Cnty, GA, Rev Anticipation Rfdg and Impvt Cert, Ser 2003, 5.250%, 4–1–20	3,000	3,131
Muni Elec Auth of GA, Proj One Spl Oblig Bonds, Fifth Crossover Ser:
6.400%, 1–1–13	5,300	5,610
Muni Elec Auth of GA, Proj One Sub Bonds, Ser 2008D, 6.000%, 1–1–23	2,100	2,317

		20,393

Guam – 0.5%
GU Intl Arpt Auth, General Rev Bonds, Ser 2003C, 5.375%, 10–1–20	3,305	3,239

Idaho – 0.6%
Boise City, ID, Arpt Rev Rfdg Bonds (Air Terminal Fac Proj), Ser 2011:
5.750%, 9–1–19	750	810
5.750%, 9–1–20	1,000	1,067
ID Hlth Fac Auth, Rev Bonds (St. Luke’s Hlth Sys Proj), Ser 2008A, 6.750%, 11–1–37	2,000	2,101

		3,978

MUNICIPAL BONDS (Continued)	Principal	Value

Illinois – 2.3%
Belleville, IL, Tax Increment Rfdg Rev Bonds (Frank Scott Parkway Redev Proj), Ser 2007A, 5.700%, 5–1–36	$1,500	$1,161
Cmnty College Dist No. 525 (Joliet Jr College), GO Bonds (Alternate Rev Source), Ser 2008, 5.750%, 6–1–28	1,000	1,074
Collateralized Sngl Fam Mtg Rev Bonds (Chicago), Ser 2002C, 5.600%, 10–1–34	620	624
IL Fin Auth, Rev and Rfdg Bonds (Roosevelt Univ Proj), Ser 2009, 6.500%, 4–1–39	2,500	2,428
IL Fin Auth, Rev Bonds (Rush Univ Med Ctr Oblig Group), Ser 2009A, 7.250%, 11–1–30	2,500	2,718
IL Fin Auth, Rev Bonds, The Univ of Chicago, Ser 2008B, 5.750%, 7–1–33	2,500	2,614
IL Fin Auth, Student Hsng Rev Bonds (CHF-DeKalb, L.L.C.–Northn IL Univ Proj), Ser 2011, 5.750%, 10–1–21	2,000	2,075
Metro Pier and Exposition Auth IL, McCormick Place Expansion Proj Rfdg Bonds, Ser 2010B–1, 0.000%, 6–15–43 (A)	2,000	225
Regional Trans Auth, Cook, DuPage, Kane, Lake, McHenry and Will Counties, IL, GO Bonds, Ser 2002A, 6.000%, 7–1–24	3,080	3,328

		16,247

Indiana – 2.3%
IN Hlth and Edu Fac Fin Auth, Hosp Rev Bonds (Cmnty Fndtn of NW IN Oblig Group), Ser 2007, 5.500%, 3–1–37	1,750	1,534
IN State Office Bldg Commission, Capitol Complex Rev Bonds (Senate Avenue Prkg Fac), Ser 1990A, 7.400%, 7–1–15	4,775	5,503
IN State Office Bldg Commission, Capitol Complex Rev Bonds (State Office Bldg I Fac), Ser 1990B, 7.400%, 7–1–15	8,000	9,219

		16,256

Iowa – 0.8%
Altoona, IA, Annual Appropriation Urban Renewal Tax Increment Rev Bonds, Ser 2008, 5.750%, 6–1–31	1,000	999
IA Fin Auth, IA State Revolving Fund Rev Bonds, Ser 2008, 6.000%, 8–1–27	2,500	2,799
IA Higher Ed Loan Auth, Private College Fac Rev and Rfdg Bonds (Upper IA Univ Proj), Ser 2010, 6.000%, 9–1–39	2,145	2,096

		5,894

38	SEMIANNUAL REPORT	2011

SCHEDULE OF INVESTMENTS

Municipal Bond Fund (in thousands) MARCH 31, 2011 (UNAUDITED)

MUNICIPAL BONDS (Continued)	Principal	Value

Kansas – 1.9%
Arkansas City, KS Pub Bldg Commission, Rev Bonds (South Cent KS Regional Med Ctr), Ser 2009, 7.000%, 9–1–38	$2,000	$2,082
Overland Park, KS, Trans Dev Dist, Sales Tax Rev Bonds (Oak Park Mall Proj), Ser 2010, 5.900%, 4–1–32	3,000	2,838
Sedgwick Cnty, KS and Shawnee Cnty, KS, Sngl Fam Mtg Rev Bonds (Mtg-Bkd Sec Prog), Ser 2002A–5, 5.550%, 12–1–33	1,585	1,643
Sedgwick Cnty, KS and Shawnee Cnty, KS, Sngl Fam Mtg Rev Bonds (Mtg-Bkd Sec Prog), Ser 2002B-4, 5.900%, 12–1–34	915	954
Sedgwick Cnty, KS and Shawnee Cnty, KS, Sngl Fam Mtg Rev Bonds (Mtg-Bkd Sec Prog), Ser 2003A-2, 5.650%, 6–1–35	965	1,003
Sedgwick Cnty, KS and Shawnee Cnty, KS, Sngl Fam Mtg Rev Bonds (Mtg-Bkd Sec Prog), Ser 2004A-4, 5.625%, 6–1–36	430	447
Unif Govt of Wyandotte Cnty/Kansas City, KS, Sales Tax Spl Oblig Rev Rfdg Bonds (Redev Proj Area B), 2nd Lien Ser of 2005, 5.000%, 12–1–20	2,945	2,929
Unif Govt of Wyandotte Cnty/Kansas City, KS, Trans Dev Dist Sales Tax Rev Bonds (NFM-Cabela’s Proj), Ser 2006, 5.000%, 12–1–27	655	599
Unif Govt of Wyandotte Cnty/Kansas City, KS, Sales Tax Spl Oblig (Redev Proj Area B-Major Multi-Sport Athletic Complex Proj), Ser 2010B, 0.000%, 6–1–21 (A)	2,500	1,341

		13,836

Kentucky – 1.2%
KY Econ Dev Fin Auth, Hosp Rev Bonds, Ser 2010A:
6.375%, 6–1–40	4,500	4,221
6.500%, 3–1–45	2,250	2,094
Ohio, KY, Pollutn Ctl Rfdg Rev Bonds (Big Rivers Elec Corp Proj), Ser 2010A, 6.000%, 7–15–31	2,500	2,385

		8,700

Louisiana – 1.7%
Jefferson Parish Hosp Dist No. 1, Parish of Jefferson, LA, Hosp Rev Bonds, Ser 1998B, 5.250%, 1–1–28	1,000	997
LA Local Govt Environmental Fac and Cmnty Dev Auth, Rev Bonds (Shreveport Arpt Cargo Fac Proj), Ser 2008C, 7.000%, 1–1–33	1,000	1,033
LA Local Govt Environmental Fac and Cmnty Dev Auth, Hosp Rev Bonds (Women’s Hosp Fndtn Gulf Opp Zone Proj), Ser 2010B, 6.000%, 10–1–44	5,500	5,197
Lafayette Pub Trust Fin Auth, Rev Bonds (Ragin’ Cajun Fac, Inc. Hsng and Prkg Proj), Ser 2010, 5.250%, 10–1–20	2,040	2,206

MUNICIPAL BONDS (Continued)	Principal	Value

Louisiana (Continued)
New Orleans Aviation Board, Gulf Opp Zone CFC Rev Bonds (Consolidated Rental Car Proj), Ser 2009A, 6.500%, 1–1–40	$1,000	$1,007
New Orleans Aviation Board, Rev Rfdg Bonds (Restructuring GARBs), Ser 2009A-1, 6.000%, 1–1–23	1,500	1,646

		12,086

Maine – 0.2%
ME Edu Loan Auth, Student Loan Rev Bonds (Supplemental Edu Loan Prog), Ser 2009A–3, 5.875%, 12–1–39	1,470	1,477

Maryland – 0.7%
MD Econ Dev Corp, Econ Dev Rev Bonds (Terminal Proj), Ser B, 5.750%, 6–1–35	1,750	1,629
MD Hlth and Higher Edu Fac Auth, Rev Bonds, Patterson Park Pub Charter Sch Issue, Ser 2010A, 6.000%, 7–1–40	1,500	1,395
MD Trans Auth, Arpt Prkg Rev Bonds (Baltimore/Washington Intl Arpt Proj), Ser 2002B, 5.375%, 3–1–15	2,000	2,072

		5,096

Massachusetts – 1.2%
MA Dev Fin Agy, Rev Bonds, Foxborough Regional Charter Sch Issue, Ser 2010, 6.375%, 7–1–30	2,500	2,431
MA Edu Fin Auth, Edu Loan Rev Bonds, Issue I, Ser 2009, 6.000%, 1–1–28	960	995
MA Hlth and Edu Fac Auth, Rev Bonds, Springfield College Issue, Ser 2010, 5.625%, 10–15–40	1,000	919
MA Hlth and Edu Fac Auth, Rev Rfdg Bonds, Suffolk Univ Issue, Ser 2009A, 5.750%, 7–1–39	1,615	1,545
The Cmnwlth of MA, GO Bonds, Ser 2003D, 5.250%, 10–1–21	2,500	2,762

		8,652

Michigan – 2.5%
Board of Regents of Eastn MI Univ, General Rev Rfdg Bonds, Ser 2002A, 5.800%, 6–1–13	1,530	1,673
Board of Trustees of Grand Vly, State Univ, General Rev Bonds, Ser 2009, 5.750%, 12–1–34	1,000	1,020
Detroit, MI Sewage Disp Sys, Sr Lien Rev Rfdg Bonds (Modal Fixed Rate), Ser 2003(B), 7.500%, 7–1–33	2,000	2,288
MI State Hosp Fin Auth, Hosp Rev and Rfdg Bonds (Henry Ford Hlth Sys), Ser 2009, 5.750%, 11–15–39	4,750	4,370
Royal Oak Hosp Fin Auth, Hosp Rev and Rfdg Bonds (William Beaumont Hosp Oblig Group), Ser 2009V, 8.000%, 9–1–29	3,950	4,421

2011	SEMIANNUAL REPORT	39

SCHEDULE OF INVESTMENTS

Municipal Bond Fund (in thousands) MARCH 31, 2011 (UNAUDITED)

MUNICIPAL BONDS (Continued)	Principal	Value

Michigan (Continued)
Royal Oak Hosp Fin Auth, Hosp Rev and Rfdg Bonds (William Beaumont Hosp Oblig Group), Ser 2009W, 6.000%, 8–1–39	$2,000	$1,881
State Bldg Auth, Rev and Rev Rfdg Bonds (Fac Prog), Ser 2008I, 6.000%, 10–15–38	2,000	2,058

		17,711

Minnesota – 0.7%
Hsng and Redev Auth of Saint Paul, MN, Hlth Care Fac Rev Bonds (Hlth Partners Oblig Group Proj), Ser 2006, 5.250%, 5–15–36	2,000	1,773
Minneapolis, Hlth Care Sys Rev Bonds (Fairview Hlth Svcs), Ser 2008A, 6.750%, 11–15–32	1,000	1,066
Minneapolis–St. Paul Metro Arpt Commission, Sub Arpt Rev Rfdg Bonds, Ser 2010D, 5.000%, 1–1–20	2,000	2,063

		4,902

Missouri – 3.7%
Belton, MO, Cert of Participation, Ser 2008, 5.125%, 3–1–25	1,000	1,006
Belton, MO, Tax Increment Rev Bonds (Belton Town Centre Proj), Ser 2004, 6.250%, 3–1–24	2,265	2,086
Hlth and Edu Fac Auth, Hlth Fac Rev Bonds (Barnes-Jewish, Inc./Christian Hlth Svcs), Ser 1993A, 6.000%, 5–15–11	3,000	3,016
Hlth and Edu Fac Auth, Hlth Fac Rev Bonds (The Children’s Mercy Hosp), Ser 2009, 5.625%, 5–15–39	2,500	2,416
Indl Dev Auth of Cape Girardeau Cnty, MO, Hlth Fac Rev Bonds (Saint Francis Med Ctr), Ser 2009A: 5.500%, 6–1–34	1,000	987
5.750%, 6–1–39	1,000	977
Indl Dev Auth of Grundy Cnty, MO, Hlth Fac Rev Bonds (Wright Mem Hosp), Ser 2009, 6.750%, 9–1–34	1,000	965
Indl Dev Auth of Kansas City, MO, Rev Bonds (Plaza Library Proj), Ser 2004, 5.900%, 3–1–24	2,300	2,245
MO Dev Fin Board, Infrastructure Fac Rev Bonds (Independence, MO-Events Ctr Proj), Ser 2009A, 6.625%, 4–1–33	2,000	2,060
MO Dev Fin Board, Infrastructure Fac Rev Bonds (Independence, MO-Events Ctr Proj), Ser 2009F, 6.250%, 4–1–38	2,000	2,016
NW MO State Univ, Hsng Sys Rev Bonds, Ser 2003, 5.500%, 6–1–19	2,650	2,789
Pub Water Supply Dist No. 1 of Lincoln Cnty, MO, Cert of Participation, Ser 2009, 6.750%, 6–15–35	2,500	2,529
St. Louis Muni Fin Corp, Compound Interest Leasehold Rev Bonds (Convention Ctr Cap Impvt Proj), Ser 2010A, 0.000%, 7–15–36 (A)	2,250	416

MUNICIPAL BONDS (Continued)	Principal	Value

Missouri (Continued)
St. Louis, MO, Arpt Rev Rfdg Bonds (Lambert–St.Louis Intl Arpt), Ser 2003A, 5.250%, 7–1–18	$1,000	$1,043
The Indl Dev Auth of Moberly, MO, Annual Appropriation Recovery Zone Fac Bonds (Proj Sugar), Ser 2010-C, 6.000%, 9–1–24	2,000	2,008

		26,559

Nebraska – 0.1%
Hosp Auth No. 1 of Sarpy Cnty, NE, Hlth Fac Rev Bds (Immanuel Oblig Grp), Ser 2010, 5.625%, 1–1–40	1,000	951

Nevada – 0.9%
Las Vegas Redev Agy, NV, Tax Increment Rev Bonds, Ser 2009A, 8.000%, 6–15–30	3,000	3,349
NV Hsng Division, Sngl Fam Mtg Bonds, Ser 1998A–1 Mezzanine Bonds, 5.350%, 4–1–16	185	185
Overton Power Dist No. 5, Spl Oblig Rev Bonds, Ser 2008, 8.000%, 12–1–25	1,715	1,956
Redev Agy of Mesquite, NV, Tax Increment Rev Bonds, Ser 2009, 7.375%, 6–1–24	1,000	1,019

		6,509

New Hampshire – 1.0%
Business Fin Auth, Rev Bonds, Elliot Hosp Oblig Group Issue, Ser 2009A, 6.125%, 10–1–39	1,500	1,433
NH Hlth and Edu Fac Auth, FHA Insd Mtg Rev Bonds, LRGHlthcare Issue, Ser 2009, 7.000%, 4–1–38	2,250	2,499
NH Hlth and Edu Fac Auth, Hosp Rev Bonds, Catholic Med Ctr Issue, Ser 2002A: 6.125%, 7–1–32	2,000	2,128
NH Hsng Fin Auth, Sngl Fam Mtg Acquisition Rev Bonds, Ser 2006A, 5.650%, 1–1–36	1,100	1,149

		7,209

New Jersey – 3.4%
Casino Reinvestment Dev Auth, Hotel Room Fee Rev Bonds, Ser 2004, 5.250%, 1–1–23	1,350	1,321
Hudson Cnty Impvt Auth (Hudson Cnty, NJ) Fac Lease Rev Rfdg Bonds (Hudson Cnty Lease Proj), Ser 2010, 5.375%, 10–1–21	2,500	2,683
Newark, NJ GO Sch Purp Rfdg Bonds, Ser 2002, 5.375%, 12–15–13	2,000	2,145
NJ Econ Dev Auth Rev Bonds (Provident Group–Montclair Ppty L.L.C.–Monclair St Univ Student Hsng Proj), Ser 2010A, 5.750%, 6–1–31	2,900	2,710
NJ Econ Dev Auth, Sch Fac Constr Bonds, Ser 2004I, 5.250%, 9–1–24	2,250	2,569
NJ Econ Dev Auth, Sch Fac Constr Rfdg Bonds, Ser 2011 EE, 5.250%, 9–1–24	2,000	2,011

40	SEMIANNUAL REPORT	2011

SCHEDULE OF INVESTMENTS

Municipal Bond Fund (in thousands) MARCH 31, 2011 (UNAUDITED)

MUNICIPAL BONDS (Continued)	Principal	Value

New Jersey (Continued)
NJ Edu Fac Auth, Rev Rfdg Bonds, Univ of Medicine and Dentistry of NJ Issue, Ser 2009B, 7.500%, 12–1–32	$1,000	$1,087
NJ Hlth Care Fac Fin Auth, Rev Bonds, Virtua Hlth Issue, Ser 2009A, 5.500%, 7–1–38	1,500	1,465
NJ Trans Trust Fund Auth, Trans Sys Bonds (Cap Apprec Bonds), Ser 2010A, 0.000%, 12–15–40 (A)	10,000	1,308
NJ Trans Trust Fund Auth, Trans Sys Bonds, Ser 2010E, 5.250%, 12–15–23	4,500	4,583
Passaic Vly Sewerage Commissioners (NJ), Sewer Sys Bonds, Ser G, 5.750%, 12–1–21	2,500	2,687

		24,569

New Mexico – 0.8%
NM Mtg Fin Auth, Sngl Fam Mtg Prog Class I Bonds, Ser 2006D, 6.000%, 1–1–37	1,410	1,507
NM Mtg Fin Auth, Sngl Fam Mtg Prog Class I Bonds, Ser 2008D-2, 5.250%, 7–1–30	2,945	2,962
San Juan Cnty, NM, Gross Receipts Tax Rev Bonds, Sub Ser 2001B, 5.750%, 9–15–21	1,000	1,034

		5,503

New York – 5.5%
Dormitory Auth, City Univ Sys, Consolidated Fourth Gen Resolution Rev Bonds, Ser 2001A, 5.500%, 7–1–17	2,000	2,025
Dormitory Auth, State Univ Edu Fac, Rev Bonds, Ser 1990B, 7.500%, 5–15–11	590	595
Long Island Power Auth, Elec Sys Gen Rev Bonds, Ser 2009A, 6.250%, 4–1–33	1,000	1,083
NYC Indl Dev Agy, Pilot Rev Bonds (Yankee Stadium Proj), Ser 2009A:
0.000%, 3–1–25 (A)	2,675	1,222
0.000%, 3–1–26 (A)	2,685	1,142
0.000%, 3–1–27 (A)	2,500	993
NYC, GO Bonds, Ser 2002C, 5.500%, 3–15–15	2,000	2,099
NYC, GO Bonds, Ser 2003A, 5.750%, 8–1–14	2,000	2,118
NYC, GO Bonds, Ser 2003J, 5.500%, 6–1–19	3,990	4,401
NYC, GO Bonds, Ser 2004D, 5.250%, 10–15–21	6,110	6,499
Port Auth of NY and NJ, Consolidated Bonds, One Hundred Twenty-Sixth Ser, 5.500%, 11–15–13	2,000	2,117
Port Auth of NY and NJ, Consolidated Bonds, One Hundred Twenty-Seventh Ser, 5.500%, 12–15–14	3,000	3,181
Port Auth of NY and NJ, Consolidated Bonds, One Hundred Fifty-Second Ser, 5.750%, 11–1–30	4,490	4,724

MUNICIPAL BONDS (Continued)	Principal	Value

New York (Continued)
Suffolk Cnty Indl Dev Agy, Civic Fac Rev Bonds (The Southampton Hosp Assoc Civic Fac), Ser 1999A, 7.250%, 1–1–20	$840	$843
Suffolk Cnty Indl Dev Agy, Civic Fac Rev Bonds (The Southampton Hosp Assoc Civic Fac), Ser 1999B, 7.625%, 1–1–30	3,895	3,864
Tob Settlement Fin Corp, Asset–Bkd Rev Bonds (State Contingency Contract Secured), Ser 2003B-1C, 5.500%, 6–1–21	2,000	2,082

		38,988

North Carolina – 1.2%
NC Eastn Muni Power Agy, Power Sys Rev Bonds, Ser 2003C, 5.500%, 1–1–14	3,000	3,284
NC Eastn Muni Power Agy, Power Sys Rev Bonds, Ser 2008C, 6.750%, 1–1–24	1,000	1,125
NC Med Care Commission, Hlth Care Fac Rev Rfdg Bonds (Univ Hlth Sys of Eastn Carolina), Ser 2008E-2, 6.000%, 12–1–36	2,490	2,704
NC Tpk Auth, Triangle Expressway Sys Rev Bonds, Ser 2009A:
0.000%, 1–1–37 (A)	3,000	594
5.750%, 1–1–39	1,000	1,003

		8,710

Ohio – 1.9%
Cnty of Cuyahoga, OH, Rev Bonds (Cleveland Clinic Hlth Sys Oblig Group), Ser 2003A, 6.000%, 1–1–21	1,000	1,065
Cnty of Lorain, OH, Hosp Fac Rev Rfdg and Impvt Bonds (Catholic Hlthcare Partn), Ser 2001A, 5.625%, 10–1–17	1,000	1,026
Greene Cnty Port Auth, Adult Svc Fac Rev Bonds (Greene, Inc. Proj), Ser 2009, 7.500%, 12–1–33	1,000	1,088
OH Air Quality Dev Auth, Air Quality Rev Bonds (OH Vly Elec Corp Proj), Ser 2009E, 5.625%, 10–1–19	2,000	2,037
OH Air Quality Dev Auth, Envirnmt Impvt Rev Bonds (Buckeye Power, Inc. Proj), Ser 2010, 5.750%, 12–1–30	4,500	4,417
OH Hosp Fac Rev Bonds (Summa Hlth Sys 2010 Proj), 5.750%, 11–15–40	1,000	871
OH Hosp Rev Bonds (Cleveland Clinic Hlth Sys Oblig Group), Ser 2008A, 5.250%, 1–1–33	2,000	1,937
OH Hsng Fin Agy, Residential Mtg Rev Bonds (Mtg-Bkd Sec Prog), Ser 2008J, 6.200%, 9–1–33	1,270	1,303

		13,744

Oklahoma – 0.4%
Cleveland Cnty Justice Auth, Sales Tax Rev Bonds (Cleveland Cnty Detention Fac Proj), Ser 2009B, 5.750%, 3–1–29	1,500	1,540

2011	SEMIANNUAL REPORT	41

SCHEDULE OF INVESTMENTS

Municipal Bond Fund (in thousands) MARCH 31, 2011 (UNAUDITED)

MUNICIPAL BONDS (Continued)	Principal	Value

Oklahoma (Continued)
OK Muni Power Auth, Power Supply Sys Rev Bonds, Ser 2008A, 5.875%, 1–1–28	$1,000	$1,069

		2,609

Oregon – 0.1%
The Port of Portland, Portland Intl Arpt, Rev Bonds, Subser 20C, 5.000%, 7–1–22	1,000	1,011

Pennsylvania – 6.3%
Butler Cnty Hosp Auth, Hosp Rev Bonds (Butler Hlth Sys Proj), Ser 2009B, 7.250%, 7–1–39	1,000	1,084
Dauphin Cnty General Auth, Hlth Sys Rev Bonds (Pinnacle Hlth Sys Proj), Ser 2009A:
6.000%, 6–1–29	2,000	1,963
6.000%, 6–1–36	3,000	2,880
Lycoming Cnty Auth, Hlth Sys Rev Bonds (Susquehanna Hlth Sys Proj), Ser 2009A, 5.750%, 7–1–39	3,500	3,141
PA Auth for Indl Dev, Rev Bonds (MaST Charter Sch Proj), Ser 2010, 6.000%, 8–1–35	750	711
PA Higher Edu Fac Auth (Cmnwlth of PA), Hlth Svcs Rev Bonds (Allegheny Delaware Vly Oblig Group Proj), Ser A, 5.700%, 11–15–11	2,500	2,496
PA Indl Dev Auth, Econ Dev Rev Bonds, Ser 2002:
5.500%, 7–1–14	2,000	2,108
PA Tpk Commission, Tpk Sub Rev Bonds, Ser 2009C, 0.000%, 6–1–33 (A)	4,000	3,068
PA Tpk Commission, Tpk Sub Rev Bonds, Ser 2009D, 5.500%, 12–1–41	2,750	2,690
PA Tpk Commission, Tpk Sub Rev Bonds, Ser 2010 B-2, 0.000%, 12–1–28 (A)	8,500	6,540
Philadelphia, PA, Arpt Rev Bonds, Ser 2010D, 5.250%, 6–15–22	5,000	5,036
Philadelphia, PA, GO Rfdg Bonds, Ser 2008A, 5.250%, 12–15–24	10,750	11,049
Susquehanna Area Regional Arpt Auth, Arpt Sys Rev Bonds, Ser 2003A, 5.500%, 1–1–19	2,120	2,105

		44,871

Puerto Rico – 2.7%
Cmnwlth of PR, Pub Impvt Rfdg Bonds (GO Bonds), Ser 2004A, 5.250%, 7–1–21	5,740	5,709
Cmnwlth of PR, Pub Impvt Rfdg Bonds (GO Bonds), Ser 2007A, 5.500%, 7–1–21	1,250	1,263
PR Aqueduct and Sewer Auth, Rev Bonds, Ser A, 5.000%, 7–1–28	1,000	952
PR Elec Power Auth, Power Rev Bonds, Ser 2010XX, 5.750%, 7–1–36	4,500	4,226
PR Sales Tax Fin Corp, Sales Tax Rev Bonds, First Sub Ser 2009A, 0.000%, 8–1–32 (A)	5,000	3,961

MUNICIPAL BONDS (Continued)	Principal	Value

Puerto Rico (Continued)
PR Sales Tax Fin Corp, Sales Tax Rev Bonds, First Sub Ser 2010A, 0.000%, 8–1–33 (A)	$4,500	$2,886

		18,997

Rhode Island – 0.5%
RI Hlth and Edu Bldg Corp, Hosp Fin Rev Bonds, Lifespan Oblig Group Issue, Ser 2009A, 6.250%, 5–15–30	1,590	1,683
RI Student Loan Auth, Student Loan Prog Rev Bonds, Sr Ser 2009A, 6.250%, 12–1–27	1,500	1,535

		3,218

South Carolina – 0.5%
SC Jobs–Econ Dev Auth, Student Hsng Rev Bonds (Coastal Hsng Fndtn, LLC Proj), Ser 2009A, 6.500%, 4–1–42	4,015	3,850

South Dakota – 0.3%
SD Hlth and Edu Fac Auth (Huron Regional Med Ctr Issue), Rev Bonds, Ser 1994, 7.300%, 4–1–16	2,000	2,150

Tennessee – 1.6%
Memphis–Shelby Cnty Arpt Auth, Arpt Rfdg Rev Bonds, Ser 2010B, 5.750%, 7–1–25	750	759
Memphis–Shelby Cnty Arpt Auth, Arpt Rfdg Rev Bonds, Ser 2011A-1:
5.750%, 7–1–19	2,220	2,395
5.750%, 7–1–20	1,330	1,417
The Hlth and Edu Fac Board of Johnson City, TN, Hosp Rfdg Rev Bonds (Mountain States Hlth Alliance), Ser 2010A, 6.500%, 7–1–38	2,500	2,425
The Hlth and Edu Fac Board of Johnson City, TN, Hosp First Mtg Rev Bonds (Mountain States Hlth Alliance), Ser 2006A, 5.500%, 7–1–36	3,000	2,590
The Memphis and Shelby Cnty Sports Auth, Inc., Rev Bonds (Memphis Arena Proj), Ser 2002A, 5.500%, 11–1–13	2,000	2,154

		11,740

Texas – 12.8%
Arlington, TX, Spl Tax Rev Bonds, Ser 2008, 5.500%, 8–15–27	2,000	2,120
Bexar Cnty Hlth Fac Dev Corp, Rev Bonds (Army Ret Residence Fndtn Proj), Ser 2010, 6.200%, 7–1–45	3,000	2,873
Cap Area Cultural Ed Fac Fin Corp, Rev Bds (The Roman Catholic Diocese of Austin), Ser 2005B, 6.125%, 4–1–45	1,000	946
Cass Cnty Indl Dev Corp, Envirnmt Impvt, Rev Rfdg Bonds, Ser 2009A, 9.250%, 3–1–24	2,500	3,080
Dallas and Fort Worth, TX, Dallas/Fort Worth Intl Arpt, Joint Rev Impvt and Rfdg Bonds, Ser 2001A, 5.875%, 11–1–17	1,280	1,308

42	SEMIANNUAL REPORT	2011

SCHEDULE OF INVESTMENTS

Municipal Bond Fund (in thousands)	MARCH 31, 2011 (UNAUDITED)

MUNICIPAL BONDS (Continued)	Principal	Value

Texas (Continued)
Dallas and Fort Worth, TX, Dallas/Fort Worth Intl Arpt, Joint Rev Bonds, Ser 2003A, 5.500%, 11–1–19	$5,000	$5,152
Dallas Independent Sch Dist (Dallas Cnty, TX) Unlimited Tax Sch Bldg Bonds, Ser 2008, 6.375%, 2–15–34	2,500	2,837
Frisco Independent Sch Dist (Collin and Denton Cnty, TX), Unlimited Tax Sch Bldg Bonds, Ser 2008A, 6.000%, 8–15–38	2,500	2,734
Goose Creek Consolidated Independent Sch Dist, Unlimited Tax Rfdg and Sch Bonds, Ser 2002, 5.750%, 2–15–17	980	1,026
Harris Cnty Hlth Fac Dev Corp, Hosp Rev Rfdg Bonds (Mem Hermann Hlthcare Sys), Ser 2008B, 7.000%, 12–1–27	2,500	2,694
Harris Cnty Hlth Fac Dev Corp, Thermal Util Rev Bonds (Teco Proj), Ser 2008, 5.000%, 11–15–26	2,500	2,517
Harris Cnty-Houston Sports Auth, Sr Lien Rev Bonds, Ser 2001G, 5.750%, 11–15–15	1,500	1,506
Hopkins Cnty Hosp Dist, Hosp Rev Bonds, Ser 2008:
5.750%, 2–15–28	1,000	869
6.000%, 2–15–33	500	430
Lancaster Independent Sch Dist (Dallas Cnty, TX), Unlimited Tax Sch Bldg Bonds, Ser 2004, 5.750%, 2–15–30	6,000	6,787
Lower Colorado River Auth, Rfdg Rev Bonds, Ser 2008A, 6.250%, 5–15–28	2,500	2,729
Lufkin Hlth Fac Dev Corp, Rev Rfdg and Impvt Bonds (Mem Hlth Sys of East TX), Ser 2009, 6.250%, 2–15–37	4,500	3,889
Mission Econ Dev Corp, Solid Waste Disp Rev Bonds (Dallas Clean Enrg McCommas Bluff, LLC Proj), Ser 2011, 5.625%, 12–1–17	5,000	4,965
North TX Twy Auth, Sys Rev Rfdg Bonds, Ser 2008D, 0.000%, 1–1–30 (A)	25,000	7,693
Pharr, TX Higher Edu Fin Auth, Edu Rev Bonds (Idea Pub Schs), Ser 2009A, 6.500%, 8–15–39	1,000	961
Tarrant Cnty Cultural Edu Fac Fin Corp, Ret Fac Rev Bonds (NW Sr Hsng Corp–Edgemere Proj), Ser 2006A, 6.000%, 11–15–36	4,000	3,544
Tarrant Cnty Cultural Edu Fac Fin Corp, Ret Fac Rev Bonds (Buckingham Sr Living Cmnty, Inc. Proj), Ser 2007, 5.750%, 11–15–37	3,000	2,506
Trinity River Auth of TX (Tarrant Cnty Water Proj), Impvt Rev Bonds, Ser 2008, 5.750%, 2–1–26	1,500	1,633
TX Private Activity Bond Surface Trans Corp, Sr Lien Rev Bonds (North Tarrant Express Managed Lanes Proj), Ser 2009, 6.875%, 12–31–39	2,000	2,025

MUNICIPAL BONDS (Continued)	Principal	Value

Texas (Continued)
TX Private Activity Bond Surface Trans Corp, Sr Lien Rev Bonds (LBJ Infrastructure Group LLC IH-635 Managed Lanes Proj), Ser 2010:
7.500%, 6–30–33	$2,250	$2,388
7.000%, 6–30–40	5,000	5,094
TX Pub Fin Auth Charter Sch Fin Corp, Edu Rev Bonds (Cosmos Fndtn, Inc.), Ser 2010A, 6.200%, 2–15–40	2,500	2,341
TX Pub Fin Auth, TX Southn Univ Rev Fin Sys Bonds, Ser 2011, 6.750%, 5–1–26	3,740	3,805
TX Tpk Auth, Cent TX Tpk Sys, First Tier Rev Bonds, Ser 2002A, 0.000%, 8–15–26 (A)	24,500	10,030

		90,482

Vermont – 0.2%
VT Hsng Fin Agy, Sngl Fam Hsng Bonds, Ser 27, 5.500%, 11–1–37	1,210	1,236

Virgin Islands – 0.1%
VI Pub Fin Auth, Sub Rev Bonds (VI Matching Fund Loan Note – Diageo Proj), Ser 2009A, 6.750%, 10–1–37	1,000	1,015

Virginia – 1.5%
Indl Dev Auth of Roanoke, VA, Hosp Rev Bonds (Carilion Hlth Sys Oblig Group), Ser 2002A:
5.750%, 7–1–14	2,225	2,336
5.500%, 7–1–17	2,000	2,067
Indl Dev Auth of Washington Cnty, VA, Hosp Rev Bonds (Mountain States Hlth Alliance), Ser 2009C, 7.500%, 7–1–29	2,500	2,724
Isle of Wight Cnty, VA, GO Pub Impvt Bonds, Ser 2008B, 6.000%, 7–1–27	1,605	1,771
VA Hsng Dev Auth, Cmnwlth Mtg Bonds, Ser 2008E, 6.375%, 1–1–36	2,035	2,083

		10,981

Washington – 3.2%
Port of Seattle, Rev Bonds, Series 2001B, 5.625%, 4–1–16	1,000	1,017
Pub Util Dist No. 1, Pend Oreille Cnty, WA, Box Canyon Production Sys Rev Bonds, Ser 2010, 5.750%, 1–1–41	2,250	2,218
Spokane Pub Fac Dist, Regional Proj, Spokane Pub Fac Dist, Hotel/Motel Tax and Sales/Use Tax Bonds, Ser 2003, 5.750%, 12–1–19	1,665	1,777
WA Hlth Care Fac Auth, Rev Bonds (Cent WA Hlth Svcs Assoc), Ser 2009, 7.000%, 7–1–39	1,000	1,019
WA Hlth Care Fac Auth, Rev Bonds (Seattle Cancer Care Alliance), Ser 2008, 7.125%, 3–1–29	2,500	2,622
WA Hlth Care Fac Auth, Rev Bonds (Swedish Hlth Svcs), Ser 2009A, 6.500%, 11–15–33	1,500	1,541

2011	SEMIANNUAL REPORT	43

SCHEDULE OF INVESTMENTS

Municipal Bond Fund (in thousands)	MARCH 31, 2011 (UNAUDITED)

MUNICIPAL BONDS (Continued)	Principal	Value

Washington (Continued)
WA Hlth Care Fac Auth, Rev Bonds (Virginia Mason Med Ctrs), Ser 2007C, 5.500%, 8–15–36	$2,910	$2,493
WA Pub Power Supply Sys, Nuclear Proj No. 1, Rfdg Rev Bonds, Ser 1989B, 7.125%, 7–1–16	8,200	10,151

		22,838

West Virginia – 0.5%
WV Infrastructure GO Bonds, Ser 1999A, 0.000%, 11–1–13 (A)	4,000	3,840

Wisconsin – 0.6%
WI Gen Fund Annual Appropriation Bonds, Ser 2009A, 5.750%, 5–1–33	1,000	1,045
WI Hlth and Edu Fac Auth, Rev Bonds (Aurora Hlth Care, Inc.), Ser 2010A, 5.625%, 4–15–39	1,500	1,380
WI Hlth and Edu Fac Auth, Rev Bonds (Pro Hlth Care, Inc. Oblig Group), Ser 2009, 6.625%, 2–15–39	2,000	2,074

		4,499

Wyoming – 0.2%
Hsng Auth of Cheyenne, Hsng Rev Bonds (Foxcrest II Proj), Ser 2004, 5.750%, 6–1–34	675	572
WY Muni Power Agy, Power Supply Sys Rev Bonds, Ser 2008A, 5.500%, 1–1–28	1,000	1,035

		1,607

TOTAL MUNICIPAL BONDS – 98.2%		$699,793
(Cost: $685,238)

SHORT-TERM SECURITIES	Principal	Value

Commercial Paper (B) – 0.2%
Sara Lee Corporation, 0.000%, 4–1–11	$1,636	$1,636

Municipal Obligations – 0.2%
Elmurst, IL, Adj Demand Rev Bonds, Joint Commission on Accred of Hlthcare Org, Ser 1988 (JPMorgan Chase Bank, N.A.), 0.240%, 4–7–11 (C)	1,290	1,290

TOTAL SHORT-TERM SECURITIES – 0.4%		$2,926
(Cost: $2,926)

TOTAL INVESTMENT SECURITIES – 98.6%		$702,719
(Cost: $688,164)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.4%		9,907

NET ASSETS – 100.0%		$712,626

Notes to Schedule of Investments

(A)	Zero coupon bond.

(B)	Rate shown is the yield to maturity at March 31, 2011.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2011. Date shown represents the date that the variable rate resets.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2011. See Note 1 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Municipal Bonds	$—	$699,793	$—
Short-Term Securities	—	2,926	—
Total	$—	$702,719	$—

See Accompanying Notes to Financial Statements.

44	SEMIANNUAL REPORT	2011

PORTFOLIO HIGHLIGHTS

Municipal High Income Fund	ALL DATA IS AS OF MARCH 31, 2011 (UNAUDITED)

Asset Allocation

Bonds	97.0%
Municipal Bonds	97.0%
Cash and Cash Equivalents	3.0%

Lipper Rankings

Category: Lipper High Yield Municipal Debt Funds	Rank	Percentile
1 Year	8/124	7
3 Year	2/101	2
5 Year	2/78	3
10 Year	2/64	4

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Quality Weightings

Investment Grade	44.8%
AAA	0.5%
AA	1.9%
A	17.8%
BBB	24.6%
Non-Investment Grade	52.2%
BB	3.8%
B	2.9%
CCC	0.2%
Below CCC	0.4%
Non-rated	44.9%
Cash and Cash Equivalents	3.0%

Our preference is to always use ratings obtained from Standard & Poor’s. For securities not rated by Standard & Poor’s, ratings are obtained from Moody’s.

2011	SEMIANNUAL REPORT	45

SCHEDULE OF INVESTMENTS

Municipal High Income Fund (in thousands)	MARCH 31, 2011 (UNAUDITED)

MUNICIPAL BONDS	Principal	Value

Alabama – 0.2%
Butler Cnty Indl Dev Auth, Environmental Impvt Rev Bonds, 2008 Ser A, 7.000%, 9–1–32	$1,000	$1,025

Arizona – 3.3%
AZ Hlth Fac Auth, Rev Bonds (Banner Hlth), Ser 2007B, 1.013%, 1–1–37 (A)	10,000	6,464
Indl Dev Auth of Mohave Cnty, Correctional Fac Contract Rev Bonds (Mohave Prison, LLC Expansion Proj), Ser 2008, 8.000%, 5–1–25	8,500	9,251
Indl Dev Auth of Yavapai, Edu Rev Bonds, AZ Agribusiness and Equine Cntr, Inc. Proj, Ser 2011, 7.875%, 3–1–42	2,000	2,013
The Indl Dev Auth of the Cnty of Pima, Edu Rev Bonds (Noah Webster Basic Sch Proj), Ser 2004A, 6.125%, 12–15–34	1,500	1,332
The Indl Dev Auth of Tucson, Edu Rev Bonds (Agribusiness and Equine Ctr Proj), Ser 2004A, 6.125%, 9–1–34	1,380	1,165

		20,225

Arkansas – 0.2%
Pub Fac Brd of Benton Cnty, AR, Charter Sch Lease Rev Bonds (BCCSO Proj), Ser 2010A, 6.000%, 6–1–40	1,000	944

California – 6.5%
Adelanto Pub Auth, Fixed Rate Rfdg Rev Bonds (Util Sys Proj), Ser 2009A, 6.750%, 7–1–39	5,400	5,127
CA Muni Fin Auth, Edu Fac Rev Bonds (American Heritage Edu Fndtn Proj), Ser 2006A, 5.250%, 6–1–36	1,000	735
CA Muni Fin Auth, Edu Fac Rev Bonds (King/Chavez Academies Proj), Ser 2009A, 8.750%, 10–1–39	4,000	4,391
CA Statewide Cmnty Dev Auth, Rev Bonds (Methodist Hosp of Southn CA Proj), Ser 2009, 6.625%, 8–1–29	2,500	2,788
CA Statewide Cmnty Dev Auth, Rev Bonds (Southn CA Presbyterian Homes), Ser 2009, 7.000%, 11–15–29	1,350	1,394
CA Statewide Cmnty Dev Auth, Sch Fac Rev Bonds (Aspire Pub Sch), Ser 2010:
6.000%, 7–1–40	2,000	1,833
6.350%, 7–1–46	1,750	1,665
CA Various Purp GO Bonds, 6.000%, 11–1–39	1,000	1,020
Cert of Participation, Oro Grande Elem Sch Dist, Ser 2010, 6.125%, 9–15–40	5,000	4,675
Cmnty Fac Dist No. 15 (Mission Ranch) of Riverside Unif Sch Dist, Spl Tax Bonds (Impvt Area No. 3), Ser 2009A, 6.750%, 9–1–39	1,000	975
Golden State Tob Sec Corp, Tob Settlement Asset-Bkd Bonds, Ser 2007A-1, 5.125%, 6–1–47	5,000	3,004

MUNICIPAL BONDS (Continued)	Principal	Value

California (Continued)
Lompoc Redev Agy (Santa Barbara Cnty, CA), Old Town Lompoc Redev Proj, Tax Alloc Bonds, Ser 2010, 6.000%, 9–1–39	$2,540	$2,198
Palomar Pomerado Hlth, San Diego Cnty, CA, Cert of Participation:
6.625%, 11–1–29	1,800	1,769
6.750%, 11–1–39	900	868
Redev Agy for the Cnty of Riverside, Interstate 215 Corridor Redev Proj Area, 2010 Tax Alloc Bonds, Ser E, 6.500%, 10–1–40	2,500	2,333
Redev Agy of Hollister, Cmnty Dev Proj Tax Alloc Bonds (Cnty of San Benito, CA), Ser 2009:
6.750%, 10–1–24	380	398
6.500%, 10–1–26	380	386
6.625%, 10–1–27	330	337
6.750%, 10–1–28	430	440
6.750%, 10–1–29	400	407
7.000%, 10–1–32	1,000	1,034
Redev Agy of San Buenaventura, Merged San Buenaventura Redev Proj, 2008 Tax Alloc Bonds:
7.750%, 8–1–28	1,000	1,083
8.000%, 8–1–38	1,400	1,521

		40,381

Colorado – 7.8%
CO Edu and Cultural Fac Auth, Charter Sch Rev Bonds (The Classical Academy Proj), Ser 2008B, 8.000%, 12–1–38	1,190	1,310
CO Edu and Cultural Fac Auth, Charter Sch Rev Bonds (The Classical Academy Proj), Ser 2008A, 7.400%, 12–1–38	2,700	3,017
CO Edu and Cultural Fac Auth, Charter Sch Rev Bonds (Twin Peaks Charter Academy Proj), Ser 2008, 7.000%, 11–15–38	4,000	4,299
CO Edu and Cultural Fac Auth, Independent Sch Rev Rfdg Bonds (Vail Mountain Sch Proj), Ser 2010, 6.125%, 5–1–40	5,975	5,474
CO Hlth Fac Auth, Rev Bonds (Christian Living Cmnty Proj), Ser 2006A, 5.750%, 1–1–37	3,000	2,487
CO Hlth Fac Auth, Rev Bonds (Christian Living Cmnty – Clermont Park Proj), Ser 2009A, 8.250%, 1–1–24	875	921
CO Hlth Fac Auth (Christian Living Cmnty–Clermont Park Proj), Rev Bonds, Ser 2009A, 9.000%, 1–1–34	750	796
Kremmling Mem Hosp Dist Proj, Ser 2010, 7.125%, 12–1–45	5,000	4,653
Lincoln Park Metro Dist, Douglas Cnty, CO, GO Rfdg and Impvt Bonds, Ser 2008, 6.200%, 12–1–37	4,000	3,776
North Range Metro Dist No. 2, Adams Cnty, CO, Ltd Tax GO Bonds, Ser 2007, 5.500%, 12–15–37	7,300	5,492

46	SEMIANNUAL REPORT	2011

SCHEDULE OF INVESTMENTS

Municipal High Income Fund (in thousands)	MARCH 31, 2011 (UNAUDITED)

MUNICIPAL BONDS (Continued)	Principal	Value

Colorado (Continued)
Pine Bluffs Metro Dist, Douglas Cnty CO, GO Ltd Tax Bonds, Ser 2004, 4.713%, 12–1–24 (B)	$3,325	$1,663
Red Sky Ranch Metro Dist, Eagle Cnty, CO, GO Bonds, Ser 2003, 6.050%, 12–1–33	1,245	1,192
Regional Trans Dist, Private Activity Bonds (Denver Transit Partn Eagle P3 Proj), Ser 2010, 6.500%, 1–15–30	3,000	3,000
Sorrel Ranch Metro Dist, Arapahoe Cnty, CO, GO Ltd Tax Bonds, Ser 2006, 5.750%, 12–1–36	1,096	810
Tallgrass Metro Dist, Arapahoe Cnty, CO, GO Ltd Tax Rfdg and Impvt Bonds, Ser 2007, 5.250%, 12–1–37	3,473	2,607
Tallyn’s Reach Metro Dist No. 3, Ltd Tax GO Bonds, Ser 2004, 6.750%, 12–1–33	1,000	1,023
Valagua Metro Dist, Eagle Cnty, CO, GO Ltd Tax Bonds, Ser 2008, 7.750%, 12–1–37	3,000	2,564
Wildgrass Metro Dist, Broomfield Cnty, CO, GO Ltd Tax Rfdg Bonds, Ser 2007, 6.200%, 12–1–34	3,500	3,208

		48,292

Connecticut – 0.9%
Harbor Point Infrastructure Impvt Dist (Harbor Point Proj), Spl Oblig Rev Bonds, Ser 2010A, 7.875%, 4–1–39	5,500	5,669

Florida – 2.3%
Brevard Cnty, FL, Indl Dev Rev Bonds (TUFF FL Tech Proj), Ser 2009:
6.500%, 11–1–29	2,250	2,214
6.750%, 11–1–39	2,250	2,189
FL Dev Fin Corp, Edu Fac Rev Bonds (Renaissance Charter Sch, Inc. Proj), Ser 2010A, 6.000%, 9–15–40	6,000	4,936
FL Dev Fin Corp, Rev Bonds (Sculptor Charter Sch Proj), Ser 2008A, 7.250%, 10–1–38	2,000	2,013
Hillsborough Cnty Indl Dev Auth, Indl Dev Rev Bonds, Hlth Fac Proj (Univ Cmnty Hosp), Ser 2008B, 8.000%, 8–15–32	2,300	3,106

		14,458

Georgia – 0.8%
DeKalb Cnty, GA, Hosp Auth, Rev Anticipation Cert (DeKalb Med Ctr, Inc. Proj), Ser 2010, 6.125%, 9–1–40	2,000	1,858
Dev Auth of Clayton Cnty, GA, Spl Fac Rev Bonds (Delta Air Lines, Inc. Proj), Ser 2009A, 8.750%, 6–1–29	1,000	1,096
Savannah Econ Dev Auth, First Mtg Rev Bonds (The Marshes of Skidaway Island Proj), Ser 2003A:
7.400%, 1–1–24	660	633
7.400%, 1–1–34	1,725	1,565

		5,152

MUNICIPAL BONDS (Continued)	Principal	Value

Guam – 0.9%
Govt of GU, GO Bonds, Ser 1993A, 5.400%, 11–15–18	$2,735	$2,655
Govt of GU, GO Bonds, Ser 2009A, 7.000%, 11–15–39	2,700	2,791

		5,446

Hawaii – 0.3%
Dept of Budget and Fin of HI, Spl Purp Sr Living Rev Bonds (15 Craigside Proj), Ser 2009A:
8.750%, 11–15–29	400	447
9.000%, 11–15–44	1,000	1,108

		1,555

Illinois – 6.7%
Belleville, IL, Tax Increment Rfdg Rev Bonds (Frank Scott Parkway Redev Proj), Ser 2007A:
5.000%, 5–1–26	4,255	3,285
5.700%, 5–1–36	2,500	1,934
Chicago Recovery Zone Fac Rev Bonds (Asphalt Operating Svc of Chicago Proj), Ser 2010, 6.125%, 12–1–18	2,500	2,475
Fairview Heights, IL, Tax Increment Rfdg Rev Bonds (Shoppes at St. Clair Square Redev Proj), Ser 2009A, 8.000%, 12–1–28	3,160	3,190
IL Fin Auth, Rev Bonds (Silver Cross Hosp and Med Ctrs), Ser 2009, 7.000%, 8–15–44	5,000	4,961
IL Fin Auth, Rev Bonds (Rush Univ Med Ctr Oblig Group), Ser 2009C, 6.625%, 11–1–39	2,750	2,814
IL Hlth Fac Auth (Villa St. Benedict Proj), Ser 2003A-1, 6.900%, 11–15–33 (B)	2,600	572
IL Fin Auth, Rev Bonds (Rush Univ Med Ctr Oblig Group), Ser 2009A, 7.250%, 11–1–38	2,500	2,644
Springfield, Sangamon Cnty, IL, Spl Svc Area (Legacy Pointe), Tax Bonds, Ser 2009, 7.875%, 3–1–32	3,500	3,494
Springfield, Sangamon Cnty, IL, Spl Svc Area (Legacy Pointe), Ad Valorem Tax Bonds, Ser 2010, 7.500%, 3–1–32	2,000	1,915
SW IL Dev Auth, Local Govt Prog Rev Bonds (City of Collinsville Ltd Incremental Sales Tax Proj), Ser 2007, 5.350%, 3–1–31	1,250	897
SW IL Dev Auth, Local Govt Prog Rev Bonds (Granite City Proj), Ser 2008, 7.000%, 12–1–22	4,875	4,832
SW IL Dev Auth, Local Govt Prog Rev Bonds (Granite City Proj), Ser 2009, 8.000%, 1–15–22	1,380	1,412
SW IL Dev Auth, Sr Care Fac Rev Bonds (Eden Ret Ctr, Inc. Proj), Ser 2006, 5.850%, 12–1–36	2,675	1,821
Vlg of Matteson, Cook Cnty, IL, GO Cap Apprec Debt Cert, Ser 2010, 0.000%, 12–1–29 (C)	7,385	5,278

		41,524

2011	SEMIANNUAL REPORT	47

SCHEDULE OF INVESTMENTS

Municipal High Income Fund (in thousands)	MARCH 31, 2011 (UNAUDITED)

MUNICIPAL BONDS (Continued)	Principal	Value

Indiana – 2.6%
Hammond IN, Redev Dist Rev Bonds (Marina Area Proj), Ser 2008, 6.000%, 1–15–17	$2,000	$2,011
Hendricks Cnty, IN Redev Dist, Tax Increment Rev Rfdg Bonds, Ser 2010B, 6.450%, 1–1–23	1,410	1,437
IN Fin Auth, Edu Fac Rev Bonds (Irvington Cmnty Sch Proj), Ser 2009A, 9.000%, 7–1–39	1,500	1,693
Lake Station 2008 Bldg Corp, Lake Station, IN, First Mtg Bonds, Ser 2010, 6.000%, 7–15–27	2,000	2,022
Westfield Redev Dist, Tax Increment Rev Bonds of 2009, 6.500%, 2–1–30	2,000	1,962
Whitestown, IN, Econ Dev Tax Increment Rev Bonds (Perry Industrial Park and Whitestown Crossing Proj), Ser 2010A, 7.000%, 2–1–30	4,000	3,823
Whiting, IN, Redev Dist Tax Increment Rev Bonds of 2010 (Lakefront Dev Proj), 6.750%, 1–15–32	3,000	2,840

		15,788

Iowa – 1.9%
Cedar Rapids, IA, First Mtg Rev Bonds (Cottage Grove Place Proj), Ser 2004, 6.500%, 7–1–33	4,295	3,001
Cedar Rapids, IA, First Mtg Rev Bonds (Cottage Grove Place Proj), Ser 1998-A, 5.875%, 7–1–28	5,000	3,330
Coralville, IA (Coralville Marriott Hotel and Convention Ctr), Cert of Participation in Base Lease Payments, Ser 2006D, 5.250%, 6–1–26	1,200	1,206
IA Fin Auth, Ret Cmnty Rev Bonds (Edgewater LLC Proj), Ser 2007A, 6.750%, 11–15–37	4,500	3,946

		11,483

Kansas – 3.4%
Arkansas City, KS Pub Bldg Commission, Rev Bonds (South Cent KS Regional Med Ctr), Ser 2009, 7.000%, 9–1–38	3,000	3,123
Atchison, KS, Hosp Rev Bonds (Atchison Hosp Assoc), Ser 2008A, 6.750%, 9–1–30	2,920	2,581
Cert of Participation in Rental Payments for Spring Hill Golf Corp, Ser 1998A:
5.750%, 1–15–06 (B)	75	11
6.250%, 1–15–13 (B)	270	41
6.375%, 1–15–20 (B)	325	49
6.500%, 1–15–28 (B)	4,470	670
Lawrence, KS (The Bowersock Mills & Power Co Hydroelectric Proj) Indl Rev Bonds (Recovery Zone Fac Bonds), Ser 2010A, 7.625%, 8–1–37	3,500	3,500
Lenexa, KS, Spl Oblig Tax Increment Rev Bonds (City Ctr East Proj I), Ser 2007, 6.000%, 4–1–27	4,920	3,514

MUNICIPAL BONDS (Continued)	Principal	Value

Kansas (Continued)
Olathe, KS, Spl Oblig Tax Increment Rev Bonds (West Vlg Ctr Proj), Ser 2007:
5.450%, 9–1–22	$1,655	$1,059
5.500%, 9–1–26	1,000	630
Olathe, KS, Sr Living Fac Rev Bonds (Catholic Care Campus, Inc.), Ser 2006A, 6.000%, 11–15–38	3,750	3,098
Olathe, KS, Trans Dev Dist Sales Tax Rev Bonds (The Olathe Gateway TDD No. 1a Proj), Ser 2006:
5.000%, 12–1–16	1,325	636
5.000%, 12–1–28	1,850	888
Unif Govt of Wyandotte Cnty/Kansas City, KS, Sales Tax Spl Oblig (Redev Proj Area B–Major Multi-Sport Athletic Complex Proj), Ser 2010B, 0.000%, 6–1–21 (C)	1,000	536
Wilson Cnty, KS, Hosp Rev Bonds, Ser 2006, 6.200%, 9–1–26	1,000	894

		21,230

Kentucky – 0.7%
KY Econ Dev Fin Auth, Hosp Rev Bonds, Ser 2010A:
6.375%, 6–1–40	2,000	1,876
6.500%, 3–1–45	2,500	2,326

		4,202

Louisiana – 0.9%
LA Local Govt Environmental Fac and Cmnty Dev Auth, Rev Bonds (Shreveport Arpt Cargo Fac Proj), Ser 2008C, 7.000%, 1–1–33	1,000	1,033
New Orleans Aviation Board, Gulf Opp Zone CFC Rev Bonds (Consolidated Rental Car Proj), Ser 2009A, 6.500%, 1–1–40	4,600	4,633

		5,666

Maryland – 0.6%
MD Econ Dev Corp, Econ Dev Rev Bonds (Terminal Proj), Ser B, 5.750%, 6–1–35	1,250	1,164
MD Econ Dev Corp, Port Fac Rfdg Rev Bonds (CNX Marine Terminals Inc. Port of Baltimore Fac), Ser 2010, 5.750%, 9–1–25	3,000	2,802

		3,966

Massachusetts – 1.4%
MA Dev Fin Agy, Rev Bonds, Foxborough Regional Charter Sch Issue, Ser 2010, 7.000%, 7–1–42	4,000	4,008
MA Dev Fin Agy, Sr Living Fac Rev Bonds (The Groves in Lincoln Issue), Ser 2009A, 7.875%, 6–1–44	1,100	1,084
MA Dev Fin Agy, Sr Living Fac Rev Bonds (The Groves in Lincoln Issue), Ser 2009C–2, 6.250%, 6–1–14	1,265	1,263
MA Indl Fin Agy, Res Recovery Rev Rfdg Bonds (Ogden Haverhill Proj), Ser 1998A Bonds, 5.600%, 12–1–19	2,500	2,505

		8,860

48	SEMIANNUAL REPORT	2011

SCHEDULE OF INVESTMENTS

Municipal High Income Fund (in thousands)	MARCH 31, 2011 (UNAUDITED)

MUNICIPAL BONDS (Continued)	Principal	Value

Michigan – 4.8%
Detroit, MI Sewage Disp Sys, Sr Lien Rev Rfdg Bonds (Modal Fixed Rate), Ser 2001(C-1), 7.000%, 7–1–27	$3,000	$3,368
Detroit, MI Sewage Disp Sys, Sr Lien Rev Rfdg Bonds (Modal Fixed Rate), Ser 2003(B), 7.500%, 7–1–33	3,500	4,003
Flint Hosp Bldg Auth, Bldg Auth Rev Rental Bonds (Hurley Med Ctr), Ser 2010:
7.375%, 7–1–35	1,650	1,588
7.500%, 7–1–39	1,500	1,445
Garden City Hosp Fin Auth, Hosp Rev and Rfdg Bonds (Garden City Hosp Oblig Group), Ser 2007A, 4.875%, 8–15–27	500	361
Garden City Hosp Fin Auth, Hosp Rev and Rfdg Bonds (Garden City Hosp Oblig Group), Ser 1998A, 5.750%, 9–1–17	1,500	1,442
MI Fin Auth, Pub Sch Academy Ltd Oblig Rev Bonds (Old Redford Academy Proj), Ser 2010A, 6.500%, 12–1–40	3,000	2,789
MI Fin Auth, Sr Edu Fac Rev Bonds (St. Catherine of Siena Academy Proj), Ser 2010A, 8.500%, 10–1–45	2,000	2,107
MI Pub Edu Fac Auth, Ltd Oblig Rev Bonds (MI Technical Academy Proj), Ser 2006:
6.375%, 2–1–26	1,000	908
6.500%, 2–1–36	1,000	867
Royal Oak Hosp Fin Auth, Hosp Rev and Rfdg Bonds (William Beaumont Hosp Oblig Group), Ser 2009V, 8.250%, 9–1–39	7,000	7,907
The Econ Dev Corp of Dearborn, MI, Ltd Oblig Rev and Rfdg Rev Bonds (Henry Ford Vlg, Inc. Proj), Ser 2008:
6.000%, 11–15–18	1,090	1,044
7.000%, 11–15–38	2,250	1,959

		29,788

Missouri – 14.0%
Arnold, MO, Real Ppty Tax Increments Rev Bonds (Arnold Triangle Redev Proj), Ser 2009A, 7.750%, 5–1–28	3,295	3,464
Arnold, MO, Sales Tax Increment Rev Bonds (Arnold Triangle Redev Proj), Ser 2009B, 8.000%, 5–1–28	2,000	2,022
Ballwin, MO, Tax Increment Rfdg and Impvt Rev Bonds (Ballwin Town Ctr Redev Proj), Ser 2002A, 6.250%, 10–1–17	2,200	2,096
Belton, MO, Tax Increment Rev Bonds (Belton Town Centre Proj), Ser 2004:
6.000%, 3–1–19	1,610	1,525
6.250%, 3–1–24	1,000	921
Broadway-Fairview Trans Dev Dist (Columbia, MO), Trans Sales Tax Rev Bonds, Ser 2006A:
5.875%, 12–1–31	675	488
6.125%, 12–1–36	675	488

MUNICIPAL BONDS (Continued)	Principal	Value

Missouri (Continued)
Chillicothe, MO, Tax Increment Rev Bonds (South U.S. 65 Proj), Ser 2006:
5.625%, 4–1–24	$860	$726
5.625%, 4–1–27	1,500	1,216
Crossings Cmnty Impvt Dist, Rev Bonds (Wildwood, MO), Ser 2006, 5.000%, 3–1–26	2,000	1,742
Des Peres, MO, Tax Increment Rfdg Rev Bonds (West Cnty Ctr Proj), Ser 2002A, 5.750%, 4–15–20	4,000	3,669
Grindstone Plaza Trans Dev Dist (Columbia, MO), Trans Sales Tax Rev Bonds, Ser 2006A:
5.250%, 10–1–21	500	407
5.400%, 10–1–26	760	575
5.500%, 10–1–31	1,500	1,086
5.550%, 10–1–36	400	282
Hlth and Edu Fac Auth of MO, Edu Fac Rfdg Rev Bonds, Rockhurst Univ, Ser 2011A:
6.500%, 10–1–30	1,500	1,483
6.500%, 10–1–35	1,000	982
Indl Dev Auth of Kansas City, MO, Rev Bonds (Plaza Library Proj), Ser 2004, 5.900%, 3–1–24	2,500	2,440
Jennings, MO, Tax Increment and Cmnty Impvt Rfdg Rev Bonds (Northland Redev Area Proj), Ser 2006, 5.000%, 11–1–23	2,600	2,233
Lakeside 370 Levee Dist (St. Charles Cnty, MO), Levee Dist Impvt Bonds, Ser 2008, 7.000%, 4–1–28	5,700	5,156
Land Clearance for Redev Auth of St. Louis, Recovery Zone Fac Bonds (Kiel Opera House Proj), Ser 2010B, 7.000%, 9–1–35	3,000	2,839
Liberty, MO, Tax Increment Rev Bonds (Liberty Triangle Proj), Ser 2004, 5.750%, 9–1–24	650	559
M150 and 135th Street Trans Dev Dist, Trans Sales Tax Rev Bonds (State Line Station Proj–Kansas City), Ser 2004, 6.000%, 10–1–34	2,700	2,443
Manchester, MO, Tax Increment and Trans Rfdg Rev Bonds (Highway 141/Manchester Road Proj), Ser 2010, 6.875%, 11–1–39	5,000	4,881
MO Dev Fin Board, Infrastructure Fac Rev Bonds (Branson Landing Proj), Ser 2004A:
5.500%, 12–1–24	2,000	2,017
5.625%, 12–1–28	1,000	1,002
MO Dev Fin Board, Infrastructure Fac Rev Bonds (Branson Landing Proj), Ser 2005A, 6.000%, 6–1–20	1,000	1,083
MO Dev Fin Board, Research Fac Rev Bonds (Midwest Research Institute Proj), Ser 2007, 4.500%, 11–1–27	3,500	2,990
St. Louis Muni Fin Corp, Compound Interest Leasehold Rev Bonds (Convention Ctr Cap Impvt Proj), Ser 2010A:
0.000%, 7–15–36 (C)	1,500	277
0.000%, 7–15–37 (C)	2,500	428
Stone Canyon Cmnty Impvt Dist, Independence, MO, Rev Bonds (Pub Infrastructure Impvt Proj), Ser 2007, 5.750%, 4–1–27	1,250	918

2011	SEMIANNUAL REPORT	49

SCHEDULE OF INVESTMENTS

Municipal High Income Fund (in thousands)	MARCH 31, 2011 (UNAUDITED)

MUNICIPAL BONDS (Continued)	Principal	Value

Missouri (Continued)
The Elm Point Commons Cmnty Impvt Dist (St. Charles, MO), Spl Assmt Bonds, Ser 2007, 5.750%, 3–1–27	$1,680	$1,444
The Indl Dev Auth of Branson, MO, Tax Increment Rev Bonds (Branson Shoppes Redev Proj), Ser 2006A, 5.950%, 11–1–29	2,900	2,383
The Indl Dev Auth of Bridgeton, MO, Sales Tax Revenue Bonds (Hilltop Cmnty Impvt Dist Proj), Ser 2008A, 5.875%, 11–1–35	2,500	1,786
The Indl Dev Auth of Grandview, MO, Tax Increment Rev Bonds (Grandview Crossing Proj 1), Ser 2006, 5.750%, 12–1–28 (B)	1,000	260
The Indl Dev Auth of Kansas City, MO, Hlth Care Fac First Mtg Rev Bonds (The Bishop Spencer Place Proj), Ser 1994:
6.250%, 1–1–24	5,000	4,686
6.500%, 1–1–35	3,000	2,654
The Indl Dev Auth of Lee’s Summit, MO, Infrastructure Fac Rev Bonds (Kensington Farms Impvt Proj), Ser 2007, 5.750%, 3–1–29	1,185	929
The Indl Dev Auth of Lee’s Summit, MO, Sr Living Fac Rev Bonds (John Knox Vlg Oblig Group), Ser 2007A, 5.125%, 8–15–32	2,000	1,671
The Indl Dev Auth of Moberly, MO, Annual Appropriation Recovery Zone Fac Bonds (Proj Sugar), Ser 2010–C, 6.000%, 9–1–24	4,000	4,017
The Indl Dev Auth of Platte Cnty, MO, Trans Rev Bonds (Zona Rosa Phase II Retail Proj), Ser 2007, 6.850%, 4–1–29	3,000	2,765
The Indl Dev Auth of St. Joseph, MO, Hlthcare Rev Bonds (Living Cmnty of St. Joseph Proj), Ser 2002, 7.000%, 8–15–32	4,000	3,616
The Indl Dev Auth of St. Louis, MO, Tax Increment and Cmnty Impvt Dist Rfdg Rev Bonds (Loughborough Commons Redev Proj), Ser 2007, 5.750%, 11–1–27	1,500	1,321
The Indl Dev Auth of the City of Kirkwood, MO, Ret Cmnty Rev Bonds (Aberdeen Heights Proj), Ser 2010C-2, 7.000%, 11–15–15	2,500	2,512
Univ Place Trans Dev Dist (St. Louis Cnty, MO), Sub Trans Sales Tax and Spl Assmt Rev Bonds, Ser 2009, 7.500%, 4–1–32	3,000	3,262

		85,744

Nevada – 2.5%
Clark Cnty, NV, Spl Impvt Dist No. 142 (Mountain’s Edge), Local Impvt Bonds, Ser 2003:
5.800%, 8–1–15	1,860	1,895
6.100%, 8–1–18	1,395	1,398
6.375%, 8–1–23	2,370	2,315

MUNICIPAL BONDS (Continued)	Principal	Value

Nevada (Continued)
Las Vegas Redev Agy, NV, Tax Increment Rev Bonds, Ser 2009A, 8.000%, 6–15–30	$6,000	$6,697
Overton Power Dist No. 5 (NV), Spl Oblig Rev Bonds, Ser 2008, 8.000%, 12–1–38	3,000	3,342

		15,647

New Hampshire – 0.0%
Lisbon Regional Sch Dist, NH, GO Cap Apprec Sch Bonds, 0.000%, 2–1–13 (C)	210	209

New Jersey – 1.6%
NJ Econ Dev Auth, Spl Fac Rev Bonds (Continental Airlines, Inc. Proj), Ser 1999, 6.250%, 9–15–19	5,500	5,233
NJ Edu Fac Auth, Rev Rfdg Bonds, Univ of Medicine and Dentistry of NJ Issue, Ser 2009B, 7.500%, 12–1–32	2,500	2,716
Tob Settlement Fin Corp, Tob Settlement Asset-Bkd Bonds, Ser 2007-1A, 5.000%, 6–1–41	3,760	2,273

		10,222

New York – 3.4%
Nassau Cnty Indl Dev Agy, Continuing Care Ret Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2007A, 6.700%, 1–1–43	5,000	4,479
NYC Indl Dev Agy, Spl Fac Rev Bonds (American Airlines, Inc. JFK Intl Arpt Proj), Ser 2005:
7.500%, 8–1–16	2,500	2,542
7.750%, 8–1–31	3,500	3,540
Suffolk Cnty Indl Dev Agy, Assisted Living Fac Rev Bonds (Medford Hamlet Assisted Living Proj), Ser 2005, 6.375%, 1–1–39	2,000	1,509
Suffolk Cnty Indl Dev Agy, Civic Fac Rev Bonds (The Southampton Hosp Assoc Civic Fac), Ser 1999A:
7.250%, 1–1–20	2,040	2,047
7.250%, 1–1–30	1,000	955
Suffolk Cnty Indl Dev Agy, Civic Fac Rev Bonds (The Southampton Hosp Assoc Civic Fac), Ser 1999B, 7.625%, 1–1–30	4,840	4,801
Yonkers Indl Dev Agy, Civic Fac Rev Bonds (St. John’s Riverside Hosp Proj), Ser 2001B, 7.125%, 7–1–31	1,455	1,391

		21,264

North Carolina – 0.3%
NC Med Care Commission, Hlth Care Fac First Mtg Rev Bonds (Pennybyrn at Maryfield Proj), Ser 2005A, 5.650%, 10–1–25	2,000	1,594

Ohio – 2.3%
Buckeye Tob Settlement Fin Auth, Tob Settlement Asset–Bkd Bonds, Ser 2007A-2, 5.750%, 6–1–34	2,000	1,379

50	SEMIANNUAL REPORT	2011

SCHEDULE OF INVESTMENTS

Municipal High Income Fund (in thousands)	MARCH 31, 2011 (UNAUDITED)

MUNICIPAL BONDS (Continued)	Principal	Value

Ohio (Continued)
Greene Cnty Port Auth, Adult Svc Fac Rev Bonds (Greene, Inc. Proj), Ser 2009, 7.500%, 12–1–33	$3,500	$3,808
OH Air Quality Dev Auth, Air Quality Rev Bonds (OH Vly Elec Corp Proj), Ser 2009E, 5.625%, 10–1–19	4,315	4,394
Summit Cnty Port Auth, OH (Cleveland–Flats East Dev Proj), Ser 2010B, 6.875%, 5–15–40	1,250	1,234
Toledo Lucas Cnty Port Auth, Dev Rev Bonds (Toledo Express Arpt Proj), Ser 2004C, 6.375%, 11–15–32	3,875	3,539

		14,354

Oklahoma – 0.7%
OK Cnty Fin Auth, Ret Fac Rev Bonds (Concordia Life Care Cmnty), Ser 2005:
6.125%, 11–15–25	2,000	1,848
6.000%, 11–15–38	3,050	2,541

		4,389

Oregon – 0.8%
Hosp Fac Auth of Deschutes Cnty, OR, Hosp Rev Rfdg Bonds (Cascade Hltcare Cmnty, Inc.) Ser 2008, 8.250%, 1–1–38	4,000	4,674

Pennsylvania – 2.7%
Butler Cnty Hosp Auth, Hosp Rev Bonds (Butler Hlth Sys Proj), Ser 2009B, 7.250%, 7–1–39	3,000	3,251
Delaware Cnty Indl Dev Auth, Charter Sch Rev Bonds (Chester Cmnty Charter Sch Proj), Ser 2010A, 6.125%, 8–15–40	5,000	4,585
PA Tpk Commission, Tpk Sub Rev Bonds, Sub Ser 2010 B–2, 0.000%, 12–1–34 (C)	9,000	6,748
The Borough of Langhorne Manor, Higher Edu and Hlth Auth (Bucks Cnty, PA), Hosp Rev Bonds (Lower Bucks Hosp), Ser 1992:
7.300%, 7–1–12 (B)	1,850	832
7.350%, 7–1–22 (B)	3,400	1,532

		16,948

Puerto Rico – 1.0%
PR Elec Power Auth, Power Rev Bonds, Ser 2010XX, 5.250%, 7–1–40	2,000	1,724
PR Sales Tax Fin Corp, Sales Tax Rev Bonds, First Sub Ser 2009A, 6.375%, 8–1–39	4,500	4,600

		6,324

South Carolina – 1.1%
SC Jobs - Econ Dev Auth, Rev Bonds (The Woodlands at Furman Proj), Ser 2007A:
6.000%, 11–15–37	1,000	489
6.000%, 11–15–42	2,500	1,223

MUNICIPAL BONDS (Continued)	Principal	Value

South Carolina (Continued)
SC Jobs–Econ Dev Auth, Student Hsng Rev Bonds (Coastal Hsng Fndtn, LLC Proj), Ser 2009A, 6.500%, 4–1–42	$5,000	$4,794

		6,506

Tennessee – 0.8%
Upper Cumberland Gas Util Dist (Cumberland Cnty, TN) Gas Sys Rev Rfdg Bonds, Ser 2005:
6.800%, 5–1–19	1,875	1,779
6.900%, 5–1–29	3,750	3,376

		5,155

Texas – 12.8%
Bexar Cnty Hlth Fac Dev Corp, Rev Bonds (Army Ret Residence Fndtn Proj), Ser 2010, 6.200%, 7–1–45	1,750	1,676
Cass Cnty Indl Dev Corp, Envirnmt Impvt Rev Bonds, Ser 2009A, 9.500%, 3–1–33	3,500	4,240
Cent TX Regional Mobility Auth, Sr Lien Rev Bonds, Ser 2010:
0.000%, 1–1–36 (C)	2,000	310
0.000%, 1–1–40 (C)	1,500	170
Hackberry, TX, Combination Spl Assmt and Contract Rev Road Bonds (Hackberry Hidden Cove Pub Impvt Dist No. 2 Proj), Ser 2009A, 9.000%, 9–1–38	4,000	4,042
Harris Cnty Cultural Edu Fac Fin Corp, Rev Rfdg Bonds (Space Ctr Houston Proj), Sr Ser 2009, 7.000%, 8–15–28	4,500	4,317
Harris Cnty Hlth Fac Dev Corp, Hosp Rev Rfdg Bonds (Mem Hermann Hlthcare Sys), Ser 2008B, 7.250%, 12–1–35	2,000	2,163
HFDC of Cent TX, Inc., Ret Fac Rev Bonds (The Vlg at Gleannloch Farms, Inc. Proj), Ser 2006A:
5.250%, 2–15–12	600	595
5.250%, 2–15–13	600	587
5.250%, 2–15–14	700	673
5.250%, 2–15–15	700	659
5.500%, 2–15–27	1,500	1,108
Hopkins Cnty Hosp Dist, Hosp Rev Bonds, Ser 2008, 6.000%, 2–15–38	1,600	1,340
La Vernia Higher Edu Fin Corp (KIPP, Inc.), Ser 2009A, 6.375%, 8–15–44	2,000	1,990
La Vernia Higher Edu Fin Corp (Winfree Academy Charter Sch), Edu Rev Bonds, Ser 2009, 9.000%, 8–15–38	5,460	6,239
Lubbock Hlth Fac Dev Corp, First Mtg Rev and Rfdg Bonds (Carillon Sr Life Care Cmnty Proj), Ser 2005A, 6.625%, 7–1–36	6,000	5,214
Lufkin Hlth Fac Dev Corp, Hlth Sys Rev Bonds (Mem Hlth Sys of East TX), Ser 2007, 5.500%, 2–15–37	1,320	1,028

2011	SEMIANNUAL REPORT	51

SCHEDULE OF INVESTMENTS

Municipal High Income Fund (in thousands)	MARCH 31, 2011 (UNAUDITED)

MUNICIPAL BONDS (Continued)	Principal	Value

Texas (Continued)
Lufkin Hlth Fac Dev Corp, Rev Rfdg and Impvt Bonds (Mem Hlth Sys of East TX), Ser 2009, 6.250%, 2–15–37	$4,500	$3,889
Mission Econ Dev Corp, Solid Waste Disp Rev Bonds (Dallas Clean Enrg McCommas Bluff, LLC Proj), Ser 2011, 6.875%, 12–1–24	2,000	1,978
Pharr, TX Higher Edu Fin Auth, Edu Rev Bonds (Idea Pub Schs), Ser 2009A:
6.250%, 8–15–29	900	855
6.500%, 8–15–39	1,800	1,730
Tarrant Cnty Cultural Edu Fac Fin Corp, Charter Sch Rev Bonds (Trinity Basin Preparatory Proj), Ser 2009A:
7.300%, 6–1–29	500	524
7.750%, 6–1–39	1,200	1,282
Tarrant Cnty Cultural Edu Fac Fin Corp, Ret Fac Rev Bonds (NW Sr Hsng Corp–Edgemere Proj), Ser 2006A, 6.000%, 11–15–36	6,000	5,315
Tarrant Cnty Cultural Edu Fac Fin Corp, Ret Fac Rev Bonds (Buckingham Sr Living Cmnty, Inc. Proj), Ser 2007, 5.750%, 11–15–37	5,000	4,177
Tarrant Cnty Cultural Edu Fac Fin Corp, Ret Fac Rev Bonds (Mirador Proj), Ser 2010A:
8.125%, 11–15–39	750	731
8.250%, 11–15–44	3,750	3,682
TX Private Activity Bond Surface Trans Corp, Sr Lien Rev Bonds (North Tarrant Express Managed Lanes Proj), Ser 2009, 6.875%, 12–31–39	5,000	5,063
TX Private Activity Bond Surface Trans Corp, Sr Lien Rev Bonds (LBJ Infrastructure Group LLC IH-635 Managed Lanes Proj), Ser 2010:
7.500%, 6–30–32	1,500	1,594
7.000%, 6–30–40	6,000	6,113
TX Pub Fin Auth Charter Sch Fin Corp, Edu Rev Bonds (Cosmos Fndtn, Inc.), Ser 2010A, 6.200%, 2–15–40	2,500	2,341
TX Pub Fin Auth Charter Sch Fin Corp, Edu Rev Bonds (Odyssey Academy, Inc.), Ser 2010A, 7.125%, 2–15–40	3,000	3,006

		78,631

Utah – 0.6%
Muni Bldg Auth of Uintah Cnty, UT, Lease Rev Bonds, Ser 2008A:
5.300%, 6–1–28	2,000	2,015
5.500%, 6–1–37	2,000	1,956

		3,971

Virginia – 3.0%
Econ Dev Auth of James City Cnty, VA, Residential Care Fac Rev Bonds (VA Utd Methodist Homes of Williamsburg, Inc.), Ser 2007A:
5.400%, 7–1–27	2,500	1,554
5.500%, 7–1–37	3,800	2,171

MUNICIPAL BONDS (Continued)	Principal	Value

Virginia (Continued)
Indl Dev Auth of Smyth Cnty, VA, Hosp Rev Bonds (Mountain States Hlth Alliance), Ser 2009A, 8.000%, 7–1–38	$5,000	$5,526
Marquis Cmnty Dev Auth, Rev Bonds, Ser 2007, 5.625%, 9–1–18	4,000	3,157
Norfolk Redev and Hsng Auth, Multifam Rental Hsng Fac Rev Bonds (1016 Ltd Partnership – Sussex Apt Proj), Ser 1996, 8.000%, 9–1–26	2,420	2,333
Norfolk Redev and Hsng Auth, First Mtg Rev Bonds (Fort Norfolk Ret Cmnty, Inc.–Harbor’s Edge Proj), Ser 2004A:
6.000%, 1–1–25	1,000	894
6.125%, 1–1–35	3,640	3,124

		18,759

Washington – 1.7%
Port of Sunnyside, Yakima Cnty, WA, Rev Bonds (Indl Wastewater Treatment Sys), Ser 2008, 6.625%, 12–1–21	2,250	2,225
Pub Hosp Dist No. 1, Skagit Cnty, WA (Skagit Vly Hosp), Hosp Rev Bonds, Ser 2007:
5.625%, 12–1–25	1,500	1,399
5.750%, 12–1–28	1,510	1,390
WA Hlth Care Fac Auth, Rev Bonds (Seattle Cancer Care Alliance), Ser 2008, 7.375%, 3–1–38	4,100	4,374
WA Hlth Care Fac Auth, Rev Bonds (Virginia Mason Med Ctrs), Ser 2007C, 5.500%, 8–15–36	1,500	1,285

		10,673

Wisconsin – 0.8%
WI Hlth and Edu Fac Auth, Rev Bonds (Beaver Dam Cmnty Hosp, Inc. Proj), Ser 2004A:
6.500%, 8–15–24	1,000	1,003
6.500%, 8–15–26	2,000	1,916
WI Hlth and Edu Fac Auth, Rev Bonds (Beloit College), Ser 2010A:
6.125%, 6–1–35	1,000	911
6.125%, 6–1–39	1,000	900

		4,730

Wyoming – 0.7%
WY Muni Power Agy, Power Supply Sys Rev Bonds, Ser 2008A, 5.500%, 1–1–38	4,000	4,017

TOTAL MUNICIPAL BONDS – 97.0%		$599,465
(Cost: $631,799)

SHORT-TERM SECURITIES
Commercial Paper (D) – 0.2%
Sonoco Products Co., 0.000%, 4–1–11	1,154	1,154

Municipal Obligations – 0.8%
CA Pollutn Ctl Fin Auth, Pollutn Ctl Rfdg Rev Bonds (Pacific Gas and Elec Co), Ser C (JPMorgan Chase Bank, N.A.), 0.230%, 4–1–11 (E)	2,000	2,000

52	SEMIANNUAL REPORT	2011

SCHEDULE OF INVESTMENTS

Municipal High Income Fund (in thousands)	MARCH 31, 2011 (UNAUDITED)

SHORT-TERM SECURITIES (Continued)
Municipal Obligations (Continued)
MI Strategic Fund, Var Rate Demand Ltd Oblig Rev Bonds (Air Products and Chemicals, Inc. Proj), Ser 2007 (Bank of New York (The)), 0.260%, 4–1–11 (E)	$3,139	$3,139

		5,139

TOTAL SHORT-TERM SECURITIES – 1.0%		$6,293
(Cost: $6,293)

TOTAL INVESTMENT SECURITIES – 98.0%		$605,758
(Cost: $638,092)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 2.0%		12,188

NET ASSETS – 100.0%		$617,946

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2011.

(B)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(C)	Zero coupon bond.

(D)	Rate shown is the yield to maturity at March 31, 2011.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2011. Date shown represents the date that the variable rate resets.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2011. See Note 1 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Municipal Bonds	$—	$596,910	$2,555
Short-Term Securities	—	6,293	—
Total	$—	$603,203	$2,555

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Municipal Bonds
Beginning Balance 10-1-10	$2,301
Net realized gain (loss)	—
Net unrealized appreciation (depreciation)	(490)
Purchases	—
Sales	—
Transfers into Level 3 during the period	1,524
Transfers out of Level 3 during the period	(780)
Ending Balance 3-31-11	$2,555
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 3-31-11	$(592)

See Accompanying Notes to Financial Statements.

2011	SEMIANNUAL REPORT	53

STATEMENTS OF ASSETS AND LIABILITIES

Waddell & Reed Advisors Funds	AS OF MARCH 31, 2011 (UNAUDITED)

(In thousands, except per share amounts)	Bond Fund	Cash Management		Global Bond Fund	Government Securities Fund	High Income Fund	Municipal Bond Fund	Municipal High Income Fund
ASSETS
Investments in unaffiliated securities at market value+	$1,263,797	$1,062,583		$845,632	$417,124	$1,524,853	$702,719	$605,758
Investments at Market Value	1,263,797	1,062,583		845,632	417,124	1,524,853	702,719	605,758
Cash	1	1,175		61	28	861	1	—
Investment securities sold receivable	26,400	—		2,145	—	30,900	—	2,510
Dividends and interest receivable	9,310	2,302		13,037	2,164	28,662	11,013	11,238
Capital shares sold receivable	2,282	19,165		1,297	419	1,828	513	643
Receivable from affiliates	—	2,399		—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—		199	—	—	—	—
Prepaid and other assets	78	77		58	42	107	72	185
Total Assets	1,301,868	1,087,701		862,429	419,777	1,587,211	714,318	620,334

LIABILITIES
Investment securities purchased payable	27,912	—		885	5,419	63,862	—	—
Capital shares redeemed payable	2,803	25,640		1,514	1,052	3,589	1,467	1,786
Distributions payable	—	97		—	128	1,352	—	383
Trustees and Chief Compliance Officer fees payable	123	152		55	46	134	95	67
Overdraft due to custodian	—	—		—	—	—	—	31
Distribution and service fees payable	9	—	*	6	3	10	5	5
Shareholder servicing payable	297	389		240	108	307	71	69
Investment management fee payable	16	11		14	5	24	10	8
Accounting services fee payable	22	21		18	11	22	14	14
Unrealized depreciation on forward foreign currency contracts	—	—		2,120	—	—	—	—
Other liabilities	256	43		37	17	48	30	25
Total Liabilities	31,438	26,353		4,889	6,789	69,348	1,692	2,388
Total Net Assets	$1,270,430	$1,061,348		$857,540	$412,988	$1,517,863	$712,626	$617,946

NET ASSETS
Capital paid in (shares authorized – unlimited)	$1,266,775	$1,061,831		$832,756	$407,539	$1,516,155	$700,490	$678,970
Undistributed (distributions in excess of) net investment income	(3,420)	—		3,379	(116)	(1)	1,422	687
Accumulated net realized gain (loss)	(21,633)	(483)		1,232	(5,948)	(63,624)	(3,841)	(29,376)
Net unrealized appreciation (depreciation)	28,708	—		20,173	11,513	65,333	14,555	(32,335)
Total Net Assets	$1,270,430	$1,061,348		$857,540	$412,988	$1,517,863	$712,626	$617,946

CAPITAL SHARES OUTSTANDING:
Class A	195,214	1,048,642		197,119	70,726	182,662	100,085	131,886
Class B	2,465	5,111		2,572	1,154	2,697	266	578
Class C	2,628	8,078		4,342	1,852	4,207	1,757	4,334
Class Y	5,515	N/A		8,421	420	19,634	N/A	N/A

NET ASSET VALUE PER SHARE:
Class A	$6.17	$1.00		$4.04	$5.57	$7.26	$6.98	$4.52
Class B	$6.16	$1.00		$4.03	$5.57	$7.26	$6.97	$4.52
Class C	$6.17	$1.00		$4.03	$5.57	$7.26	$6.97	$4.52
Class Y	$6.18	N/A		$4.04	$5.57	$7.26	N/A	N/A

+COST
Investments in unaffiliated securities at cost	$1,235,088	$1,062,583		$823,649	$405,611	$1,459,520	$688,164	$638,092

*Not shown due to rounding.

See Accompanying Notes to Financial Statements.

54	SEMIANNUAL REPORT	2011

STATEMENTS OF OPERATIONS

Waddell & Reed Advisors Funds	FOR THE SIX MONTHS ENDED MARCH 31, 2011 (UNAUDITED)

(In thousands)	Bond Fund	Cash Management	Global Bond Fund	Government Securities Fund	High Income Fund	Municipal Bond Fund	Municipal High Income Fund
INVESTMENT INCOME
Interest and amortization from unaffiliated securities	$22,086	$2,316	$21,029	$7,401	$62,786	$18,795	$21,260
Foreign interest withholding tax	—	—	(26)	—	(31)	—	—
Total Investment Income	22,086	2,316	21,003	7,401	62,755	18,795	21,260
EXPENSES
Investment management fee	2,939	2,329	2,517	1,043	4,282	1,905	1,686
Distribution and service fees:
Class A	1,505	—	972	495	1,590	902	781
Class B	90	31	58	37	103	10	15
Class C	91	46	91	57	147	68	107
Shareholder servicing:
Class A	1,313	1,759	1,056	473	1,286	294	278
Class B	52	11	34	20	52	3	4
Class C	32	10	32	17	40	13	21
Class Y	9	N/A	9	2	92	N/A	N/A
Registration fees	62	56	52	40	52	51	40
Custodian fees	26	28	40	10	31	16	13
Trustees and Chief Compliance Officer fees	66	70	37	23	74	44	36
Accounting services fee	129	128	106	65	129	94	83
Professional fees	46	31	48	19	65	43	43
Other	62	99	42	23	60	32	31
Total Expenses	6,422	4,598	5,094	2,324	8,003	3,475	3,138
Less:
Expenses in excess of limit	(78)	(2,399)	(88)	(120)	(125)	(147)	(110)
Total Net Expenses	6,344	2,199	5,006	2,204	7,878	3,328	3,028
Net Investment Income	15,742	117	15,997	5,197	54,877	15,467	18,232

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments in unaffiliated securities	(4,831)	3	4,392	(5,942)	61,280	71	2,113
Forward foreign currency contracts	—	—	(214)	—	221	—	—
Foreign currency exchange transactions	—	—	(232)	—	282	—	—
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	(40,524)	—	(6,899)	(12,660)	5,381	(47,091)	(51,785)
Forward foreign currency contracts	—	—	247	—	(358)	—	—
Foreign currency exchange transactions	—	—	53	—	(6)	—	—
Net Realized and Unrealized Gain (Loss)	(45,355)	3	(2,653)	(18,602)	66,800	(47,020)	(49,672)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(29,613)	$120	$13,344	$(13,405)	$121,677	$(31,553)	$(31,440)

See Accompanying Notes to Financial Statements.

2011	SEMIANNUAL REPORT	55

STATEMENTS OF CHANGES IN NET ASSETS

Waddell & Reed Advisors Funds

	Bond Fund		Cash Management		Global Bond Fund
(In thousands)	Six months ended 3-31-11 (Unaudited)	Year ended 9-30-10	Six months ended 3-31-11 (Unaudited)	Year ended 9-30-10	Six months ended 3-31-11 (Unaudited)	Year ended 9-30-10
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$15,742	$24,949	$117	$1,186	$15,997	$29,900
Net realized gain (loss) on investments	(4,831)	9,169	3	(276)	3,946	(2,733)
Net change in unrealized appreciation (depreciation)	(40,524)	61,193	—	—	(6,599)	30,584
Net Increase (Decrease) in Net Assets Resulting from Operations	(29,613)	95,311	120	910	13,344	57,751
Distributions to Shareholders From:
Net investment income:
Class A	(19,097)	(38,520)	(115)	(1,172)	(16,132)	(14,373)
Class B	(197)	(604)	(1)	(7)	(188)	(153)
Class C	(217)	(496)	(1)	(7)	(309)	(221)
Class Y	(206)	(697)	N/A	N/A	(213)	(440)
Net realized gains:
Class A	—	—	—	(419)	—	—
Class B	—	—	—	(4)	—	—
Class C	—	—	—	(5)	—	—
Class Y	—	—	N/A	N/A	—	—
Total Distributions to Shareholders	(19,717)	(40,317)	(117)	(1,614)	(16,842)	(15,187)
Capital Share Transactions	58,743	189,485	(177,206)	(24,512)	64,782	91,430
Net Increase (Decrease) in Net Assets	9,413	244,479	(177,203)	(25,216)	61,284	133,994
Net Assets, Beginning of Period	1,261,017	1,016,538	1,238,551	1,263,767	796,256	662,262
Net Assets, End of Period	$1,270,430	$1,261,017	$1,061,348	$1,238,551	$857,540	$796,256
Undistributed (distributions in excess of) net investment income	$(3,420)	$555	$—	$—	$3,379	$4,457

See Accompanying Notes to Financial Statements.

56	SEMIANNUAL REPORT	2011

STATEMENTS OF CHANGES IN NET ASSETS

Waddell & Reed Advisors Funds

	Government Securities Fund		High Income Fund
(In thousands)	Six months ended 3-31-11 (Unaudited)	Year ended 9-30-10	Six months ended 3-31-11 (Unaudited)	Year ended 9-30-10
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$5,197	$12,762	$54,877	$104,582
Net realized gain (loss) on investments	(5,942)	8,308	61,783	53,810
Net change in unrealized appreciation (depreciation)	(12,660)	8,695	5,017	15,987
Net Increase (Decrease) in Net Assets Resulting from Operations	(13,405)	29,765	121,677	174,379
Distributions to Shareholders From:
Net investment income:
Class A	(5,117)	(11,111)	(48,173)	(92,822)
Class B	(57)	(211)	(670)	(1,620)
Class C	(102)	(277)	(997)	(2,057)
Class Y	(36)	(1,315)	(4,799)	(8,089)
Net realized gains:
Class A	(4,915)	—	—	—
Class B	(93)	—	—	—
Class C	(147)	—	—	—
Class Y	(32)	—	—	—
Total Distributions to Shareholders	(10,499)	(12,914)	(54,639)	(104,588)
Capital Share Transactions	11,232	(31,971)	68,550	111,372
Net Increase (Decrease) in Net Assets	(12,672)	(15,120)	135,588	181,163
Net Assets, Beginning of Period	425,660	440,780	1,382,275	1,201,112
Net Assets, End of Period	$412,988	$425,660	$1,517,863	$1,382,275
Distributions in excess of net investment income	$(116)	$—	$(1)	$(521)

See Accompanying Notes to Financial Statements.

2011	SEMIANNUAL REPORT	57

STATEMENTS OF CHANGES IN NET ASSETS

Waddell & Reed Advisors Funds

	Municipal Bond Fund		Municipal High Income Fund
(In thousands)	Six months ended 3-31-11 (Unaudited)	Year ended 9-30-10	Six months ended 3-31-11 (Unaudited)	Year ended 9-30-10
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$15,467	$28,029	$18,232	$32,701
Net realized gain (loss) on investments	71	220	2,113	(1,509)
Net change in unrealized appreciation (depreciation)	(47,091)	15,918	(51,785)	23,876
Net Increase (Decrease) in Net Assets Resulting from Operations	(31,553)	44,167	(31,440)	55,068
Distributions to Shareholders From:
Net investment income:
Class A	(15,039)	(27,865)	(18,380)	(31,119)
Class B	(33)	(78)	(73)	(161)
Class C	(223)	(370)	(535)	(827)
Net realized gains:
Class A	—	—	—	—
Class B	—	—	—	—
Class C	—	—	—	—
Total Distributions to Shareholders	(15,295)	(28,313)	(18,988)	(32,107)
Capital Share Transactions	2,262	111,779	(15,383)	127,378
Net Increase (Decrease) in Net Assets	(44,586)	127,633	(65,811)	150,339
Net Assets, Beginning of Period	757,212	629,579	683,757	533,418
Net Assets, End of Period	$712,626	$757,212	$617,946	$683,757
Undistributed net investment income	$1,422	$1,250	$687	$1,443

See Accompanying Notes to Financial Statements.

58	SEMIANNUAL REPORT	2011

This page intentionally left blank.

2011	SEMIANNUAL REPORT	59

FINANCIAL HIGHLIGHTS

Waddell & Reed Advisors Funds	FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

BOND FUND

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 3-31-2011 (unaudited)	$6.42	$0.08	(2)	$(0.23)	$(0.15)	$(0.10)	$—	$(0.10)
Year ended 9-30-2010	6.13	0.15	(2)	0.37	0.52	(0.23)	—	(0.23)
Year ended 9-30-2009	5.87	0.23	(2)	0.28	0.51	(0.25)	—	(0.25)
Year ended 9-30-2008	6.11	0.25		(0.23)	0.02	(0.26)	—	(0.26)
Year ended 9-30-2007	6.11	0.27		0.00	0.27	(0.27)	—	(0.27)
Year ended 9-30-2006	6.27	0.26		(0.08)	0.18	(0.27)	(0.07)	(0.34)
Class B Shares
Six-month period ended 3-31-2011 (unaudited)	6.42	0.05	(2)	(0.24)	(0.19)	(0.07)	—	(0.07)
Year ended 9-30-2010	6.13	0.07	(2)	0.38	0.45	(0.16)	—	(0.16)
Year ended 9-30-2009	5.87	0.17	(2)	0.28	0.45	(0.19)	—	(0.19)
Year ended 9-30-2008	6.11	0.19		(0.23)	(0.04)	(0.20)	—	(0.20)
Year ended 9-30-2007	6.11	0.21		0.00	0.21	(0.21)	—	(0.21)
Year ended 9-30-2006	6.26	0.20		(0.07)	0.13	(0.21)	(0.07)	(0.28)
Class C Shares
Six-month period ended 3-31-2011 (unaudited)	6.42	0.05	(2)	(0.23)	(0.18)	(0.07)	—	(0.07)
Year ended 9-30-2010	6.13	0.08	(2)	0.38	0.46	(0.17)	—	(0.17)
Year ended 9-30-2009	5.87	0.18	(2)	0.28	0.46	(0.20)	—	(0.20)
Year ended 9-30-2008	6.11	0.20		(0.24)	(0.04)	(0.20)	—	(0.20)
Year ended 9-30-2007	6.11	0.21		0.00	0.21	(0.21)	—	(0.21)
Year ended 9-30-2006	6.26	0.20		(0.07)	0.13	(0.21)	(0.07)	(0.28)
Class Y Shares
Six-month period ended 3-31-2011 (unaudited)	6.42	0.09	(2)	(0.22)	(0.13)	(0.11)	—	(0.11)
Year ended 9-30-2010	6.13	0.15	(2)	0.38	0.53	(0.24)	—	(0.24)
Year ended 9-30-2009	5.88	0.26	(2)	0.26	0.52	(0.27)	—	(0.27)
Year ended 9-30-2008	6.11	0.27		(0.22)	0.05	(0.28)	—	(0.28)
Year ended 9-30-2007	6.11	0.29		0.00	0.29	(0.29)	—	(0.29)
Year ended 9-30-2006	6.27	0.28		(0.08)	0.20	(0.29)	(0.07)	(0.36)

(1)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(2)	Based on average weekly shares outstanding.

(3)	Total return calculated without taking into account the sales load deducted on an initial purchase.

(4)	Annualized.

60	SEMIANNUAL REPORT	2011

	Net Asset Value, End of Period	Total Return		Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(1)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(1)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 3-31-2011 (unaudited)	$6.17	-2.36	%(3)	$1,205	0.99	%(4)	2.54	%(4)	1.00	%(4)	2.53	%(4)	33%
Year ended 9-30-2010	6.42	8.61	(3)	1,217	0.99		2.24		1.00		2.23		26
Year ended 9-30-2009	6.13	8.88	(3)	956	1.02		3.85		1.07		3.80		30
Year ended 9-30-2008	5.87	0.21	(3)	819	1.03		4.15		1.03		4.15		37
Year ended 9-30-2007	6.11	4.51	(3)	649	1.07		4.43		1.10		4.40		32
Year ended 9-30-2006	6.11	3.02	(3)	587	1.09		4.28		—		—		53
Class B Shares
Six-month period ended 3-31-2011 (unaudited)	6.16	-3.02		15	2.11	(4)	1.43	(4)	—		—		33
Year ended 9-30-2010	6.42	7.52		21	2.04		1.21		—		—		26
Year ended 9-30-2009	6.13	7.79		25	2.04		2.90		2.08		2.86		30
Year ended 9-30-2008	5.87	-0.78		30	2.04		3.15		2.04		3.15		37
Year ended 9-30-2007	6.11	3.53		32	2.03		3.47		2.06		3.44		32
Year ended 9-30-2006	6.11	2.18		35	2.06		3.31		—		—		53
Class C Shares
Six-month period ended 3-31-2011 (unaudited)	6.17	-2.77		16	1.88	(4)	1.66	(4)	—		—		33
Year ended 9-30-2010	6.42	7.69		20	1.87		1.37		—		—		26
Year ended 9-30-2009	6.13	7.96		17	1.90		2.99		1.94		2.95		30
Year ended 9-30-2008	5.87	-0.68		16	1.92		3.26		1.92		3.26		37
Year ended 9-30-2007	6.11	3.58		12	1.97		3.53		2.00		3.50		32
Year ended 9-30-2006	6.11	2.26		13	2.02		3.36		—		—		53
Class Y Shares
Six-month period ended 3-31-2011 (unaudited)	6.18	-2.06		34	0.69	(4)	2.74	(4)	—		—		33
Year ended 9-30-2010	6.42	8.94		4	0.69		2.57		—		—		26
Year ended 9-30-2009	6.13	9.06		19	0.69		4.18		0.73		4.14		30
Year ended 9-30-2008	5.88	0.72		27	0.70		4.49		0.70		4.49		37
Year ended 9-30-2007	6.11	4.87		28	0.71		4.78		0.74		4.75		32
Year ended 9-30-2006	6.11	3.39		17	0.73		4.65		—		—		53

See Accompanying Notes to Financial Statements.

2011	SEMIANNUAL REPORT	61

FINANCIAL HIGHLIGHTS

Waddell & Reed Advisors Funds	FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

CASH MANAGEMENT

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains		Total Distributions
Class A Shares
Six-month period ended 3-31-2011 (unaudited)	$1.00	$0.00	(2)	$0.00	$0.00	$— *	$—		$— *
Year ended 9-30-2010	1.00	0.00	(2)	0.00	0.00	— *	—	*	— *
Year ended 9-30-2009	1.00	0.01	(2)	0.00	0.01	(0.01)	—	*	(0.01)
Year ended 9-30-2008	1.00	0.03		0.00	0.03	(0.03)	—		(0.03)
Year ended 9-30-2007	1.00	0.05		0.00	0.05	(0.05)	—		(0.05)
Year ended 9-30-2006	1.00	0.04		0.00	0.04	(0.04)	—		(0.04)
Class B Shares(4)
Six-month period ended 3-31-2011 (unaudited)	1.00	0.00	(2)	0.00	0.00	— *	—		— *
Year ended 9-30-2010	1.00	0.00	(2)	0.00	0.00	— *	—	*	— *
Year ended 9-30-2009	1.00	0.00	(2)	0.00	0.00	— *	—	*	— *
Year ended 9-30-2008	1.00	0.02		0.00	0.02	(0.02)	—		(0.02)
Year ended 9-30-2007	1.00	0.04		0.00	0.04	(0.04)	—		(0.04)
Year ended 9-30-2006	1.00	0.03		0.00	0.03	(0.03)	—		(0.03)
Class C Shares(4)
Six-month period ended 3-31-2011 (unaudited)	1.00	0.00	(2)	0.00	0.00	— *	—		— *
Year ended 9-30-2010	1.00	0.00	(2)	0.00	0.00	— *	—	*	— *
Year ended 9-30-2009	1.00	0.00	(2)	0.00	0.00	— *	—	*	— *
Year ended 9-30-2008	1.00	0.02		0.00	0.02	(0.02)	—		(0.02)
Year ended 9-30-2007	1.00	0.04		0.00	0.04	(0.04)	—		(0.04)
Year ended 9-30-2006	1.00	0.03		0.00	0.03	(0.03)	—		(0.03)

*	Not shown due to rounding.

(1)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(2)	Based on average weekly shares outstanding.

(3)	Annualized.

(4)	Class B and Class C are not available for direct investments.

62	SEMIANNUAL REPORT	2011

	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(1)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(1)
Class A Shares
Six-month period ended 3-31-2011 (unaudited)	$1.00	0.01%	$1,048	0.38	%(3)	0.02	%(3)	0.78	%(3)	-0.38	%(3)
Year ended 9-30-2010	1.00	0.14	1,221	0.62		0.10		0.77		-0.05
Year ended 9-30-2009	1.00	1.16	1,234	0.73		1.16		—		—
Year ended 9-30-2008	1.00	3.00	1,275	0.73		2.87		—		—
Year ended 9-30-2007	1.00	4.68	1,032	0.78		4.59		—		—
Year ended 9-30-2006	1.00	3.86	802	0.88		3.85		—		—
Class B Shares(4)
Six-month period ended 3-31-2011 (unaudited)	1.00	0.01	5	0.38	(3)	0.02	(3)	1.83	(3)	-1.43	(3)
Year ended 9-30-2010	1.00	0.09	7	0.70		0.07		1.72		-0.95
Year ended 9-30-2009	1.00	0.38	14	1.53		0.39		1.68		0.24
Year ended 9-30-2008	1.00	2.00	14	1.70		1.87		—		—
Year ended 9-30-2007	1.00	3.64	10	1.79		3.58		—		—
Year ended 9-30-2006	1.00	2.73	11	1.98		2.77		—		—
Class C Shares(4)
Six-month period ended 3-31-2011 (unaudited)	1.00	0.01	8	0.38	(3)	0.02	(3)	1.68	(3)	-1.28	(3)
Year ended 9-30-2010	1.00	0.09	10	0.68		0.06		1.65		-0.91
Year ended 9-30-2009	1.00	0.40	15	1.49		0.41		1.64		0.26
Year ended 9-30-2008	1.00	2.06	14	1.65		1.90		—		—
Year ended 9-30-2007	1.00	3.71	8	1.73		3.64		—		—
Year ended 9-30-2006	1.00	2.75	8	1.94		2.83		—		—

See Accompanying Notes to Financial Statements.

2011	SEMIANNUAL REPORT	63

FINANCIAL HIGHLIGHTS

Waddell & Reed Advisors Funds	FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

GLOBAL BOND FUND

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 3-31-2011 (unaudited)	$4.05	$0.08	(2)	$(0.01)	$0.07	$(0.08)	$—	$(0.08)
Year ended 9-30-2010	3.82	0.16	(2)	0.15	0.31	(0.08)	—	(0.08)
Year ended 9-30-2009	3.70	0.17	(2)	0.17	0.34	(0.22)	—	(0.22)
Year ended 9-30-2008	3.85	0.15		(0.13)	0.02	(0.17)	—	(0.17)
Year ended 9-30-2007	3.65	0.15		0.19	0.34	(0.14)	—	(0.14)
Year ended 9-30-2006	3.65	0.14		(0.01)	0.13	(0.13)	—	(0.13)
Class B Shares
Six-month period ended 3-31-2011 (unaudited)	4.05	0.05	(2)	(0.01)	0.04	(0.06)	—	(0.06)
Year ended 9-30-2010	3.82	0.12	(2)	0.15	0.27	(0.04)	—	(0.04)
Year ended 9-30-2009	3.69	0.13	(2)	0.18	0.31	(0.18)	—	(0.18)
Year ended 9-30-2008	3.84	0.12		(0.13)	(0.01)	(0.14)	—	(0.14)
Year ended 9-30-2007	3.65	0.11		0.18	0.29	(0.10)	—	(0.10)
Year ended 9-30-2006	3.65	0.11		(0.02)	0.09	(0.09)	—	(0.09)
Class C Shares
Six-month period ended 3-31-2011 (unaudited)	4.05	0.06	(2)	(0.01)	0.05	(0.07)	—	(0.07)
Year ended 9-30-2010	3.82	0.14	(2)	0.14	0.28	(0.05)	—	(0.05)
Year ended 9-30-2009	3.70	0.14	(2)	0.17	0.31	(0.19)	—	(0.19)
Year ended 9-30-2008	3.84	0.12		(0.12)	0.00	(0.14)	—	(0.14)
Year ended 9-30-2007	3.65	0.12		0.18	0.30	(0.11)	—	(0.11)
Year ended 9-30-2006	3.65	0.11		(0.02)	0.09	(0.09)	—	(0.09)
Class Y Shares
Six-month period ended 3-31-2011 (unaudited)	4.06	0.10	(2)	(0.03)	0.07	(0.09)	—	(0.09)
Year ended 9-30-2010	3.83	0.17	(2)	0.16	0.33	(0.10)	—	(0.10)
Year ended 9-30-2009	3.70	0.18	(2)	0.18	0.36	(0.23)	—	(0.23)
Year ended 9-30-2008	3.85	0.17		(0.13)	0.04	(0.19)	—	(0.19)
Year ended 9-30-2007	3.65	0.17		0.19	0.36	(0.16)	—	(0.16)
Year ended 9-30-2006	3.65	0.16		(0.02)	0.14	(0.14)	—	(0.14)

(1)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(2)	Based on average weekly shares outstanding.

(3)	Total return calculated without taking into account the sales load deducted on an initial purchase.

(4)	Annualized.

64	SEMIANNUAL REPORT	2011

	Net Asset Value, End of Period	Total Return		Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(1)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(1)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 3-31-2011 (unaudited)	$4.04	1.85	%(3)	$796	1.19	%(4)	3.94	%(4)	1.21	%(4)	3.92	%(4)	16%
Year ended 9-30-2010	4.05	8.24	(3)	762	1.19		4.09		1.21		4.07		28
Year ended 9-30-2009	3.82	9.77	(3)	611	1.26		4.50		1.29		4.47		45
Year ended 9-30-2008	3.70	0.52	(3)	525	1.20		3.96		1.23		3.93		41
Year ended 9-30-2007	3.85	9.55	(3)	306	1.29		4.18		1.32		4.15		40
Year ended 9-30-2006	3.65	3.49	(3)	254	1.31		3.94		—		—		60
Class B Shares
Six-month period ended 3-31-2011 (unaudited)	4.03	1.07		10	2.25	(4)	2.88	(4)	2.27	(4)	2.86	(4)	16
Year ended 9-30-2010	4.05	7.21		13	2.16		3.13		2.18		3.11		28
Year ended 9-30-2009	3.82	9.03		14	2.25		3.51		2.28		3.48		45
Year ended 9-30-2008	3.69	-0.36		18	2.07		3.09		2.10		3.06		41
Year ended 9-30-2007	3.84	8.12		11	2.34		3.13		2.37		3.10		40
Year ended 9-30-2006	3.65	2.50		10	2.30		2.92		—		—		60
Class C Shares
Six-month period ended 3-31-2011 (unaudited)	4.03	1.20		18	2.02	(4)	3.11	(4)	2.04	(4)	3.09	(4)	16
Year ended 9-30-2010	4.05	7.37		19	2.01		3.57		2.03		3.55		28
Year ended 9-30-2009	3.82	8.88		15	2.10		3.67		2.13		3.64		45
Year ended 9-30-2008	3.70	-0.06		15	2.02		3.15		2.05		3.12		41
Year ended 9-30-2007	3.84	8.24		7	2.23		3.24		2.26		3.21		40
Year ended 9-30-2006	3.65	2.53		6	2.24		3.06		—		—		60
Class Y Shares
Six-month period ended 3-31-2011 (unaudited)	4.04	1.77		34	0.82	(4)	4.34	(4)	0.84	(4)	4.32	(4)	16
Year ended 9-30-2010	4.06	8.63		3	0.82		4.19		0.84		4.17		28
Year ended 9-30-2009	3.83	10.51		21	0.84		4.92		0.87		4.89		45
Year ended 9-30-2008	3.70	0.88		24	0.83		4.33		0.86		4.30		41
Year ended 9-30-2007	3.85	10.03		23	0.86		4.61		0.89		4.58		40
Year ended 9-30-2006	3.65	3.91		20	0.89		4.36		—		—		60

See Accompanying Notes to Financial Statements.

2011	SEMIANNUAL REPORT	65

FINANCIAL HIGHLIGHTS

Waddell & Reed Advisors Funds	FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

GOVERNMENT SECURITIES FUND

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains		Total Distributions
Class A Shares
Six-month period ended 3-31-2011 (unaudited)	$5.90	$0.08	(2)	$(0.26)	$(0.18)	$(0.08)	$(0.07)		$(0.15)
Year ended 9-30-2010	5.68	0.18	(2)	0.22	0.40	(0.18)	—		(0.18)
Year ended 9-30-2009	5.52	0.17	(2)	0.16	0.33	(0.17)	—		(0.17)
Year ended 9-30-2008	5.42	0.20		0.10	0.30	(0.20)	—		(0.20)
Year ended 9-30-2007	5.42	0.23		0.00	0.23	(0.23)	—		(0.23)
Year ended 9-30-2006	5.51	0.22		(0.09)	0.13	(0.22)	—	*	(0.22)
Class B Shares
Six-month period ended 3-31-2011 (unaudited)	5.90	0.05	(2)	(0.26)	(0.21)	(0.05)	(0.07)		(0.12)
Year ended 9-30-2010	5.68	0.12	(2)	0.22	0.34	(0.12)	—		(0.12)
Year ended 9-30-2009	5.52	0.12	(2)	0.16	0.28	(0.12)	—		(0.12)
Year ended 9-30-2008	5.42	0.15		0.10	0.25	(0.15)	—		(0.15)
Year ended 9-30-2007	5.42	0.18		0.00	0.18	(0.18)	—		(0.18)
Year ended 9-30-2006	5.51	0.17		(0.09)	0.08	(0.17)	—	*	(0.17)
Class C Shares
Six-month period ended 3-31-2011 (unaudited)	5.90	0.05	(2)	(0.26)	(0.21)	(0.05)	(0.07)		(0.12)
Year ended 9-30-2010	5.68	0.13	(2)	0.22	0.35	(0.13)	—		(0.13)
Year ended 9-30-2009	5.52	0.12	(2)	0.16	0.28	(0.12)	—		(0.12)
Year ended 9-30-2008	5.42	0.15		0.10	0.25	(0.15)	—		(0.15)
Year ended 9-30-2007	5.42	0.18		0.00	0.18	(0.18)	—		(0.18)
Year ended 9-30-2006	5.51	0.18		(0.09)	0.09	(0.18)	—	*	(0.18)
Class Y Shares
Six-month period ended 3-31-2011 (unaudited)	5.90	0.08	(2)	(0.26)	(0.18)	(0.08)	(0.07)		(0.15)
Year ended 9-30-2010	5.68	0.19	(2)	0.22	0.41	(0.19)	—		(0.19)
Year ended 9-30-2009	5.52	0.19	(2)	0.16	0.35	(0.19)	—		(0.19)
Year ended 9-30-2008	5.42	0.22		0.10	0.32	(0.22)	—		(0.22)
Year ended 9-30-2007	5.42	0.25		0.00	0.25	(0.25)	—		(0.25)
Year ended 9-30-2006	5.51	0.24		(0.09)	0.15	(0.24)	—	*	(0.24)

*	Not shown due to rounding.

(1)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(2)	Based on average weekly shares outstanding.

(3)	Total return calculated without taking into account the sales load deducted on an initial purchase.

(4)	Annualized.

66	SEMIANNUAL REPORT	2011

	Net Asset Value, End of Period	Total Return		Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(1)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(1)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 3-31-2011 (unaudited)	$5.57	-3.16	%(3)	$394	1.02	%(4)	2.53	%(4)	1.08	%(4)	2.47	%(4)	37%
Year ended 9-30-2010	5.90	7.03	(3)	402	1.00		2.95		1.06		2.89		60
Year ended 9-30-2009	5.68	6.05	(3)	375	1.01		3.04		1.06		2.99		48
Year ended 9-30-2008	5.52	5.60	(3)	345	1.06		3.58		1.10		3.54		36
Year ended 9-30-2007	5.42	4.31	(3)	204	1.11		4.23		1.15		4.19		43
Year ended 9-30-2006	5.42	2.58	(3)	194	1.16		4.13		—		—		53
Class B Shares
Six-month period ended 3-31-2011 (unaudited)	5.57	-3.65		6	2.04	(4)	1.51	(4)	2.08	(4)	1.47	(4)	37
Year ended 9-30-2010	5.90	6.02		8	1.95		2.03		1.99		1.99		60
Year ended 9-30-2009	5.68	5.08		13	1.92		2.12		1.96		2.08		48
Year ended 9-30-2008	5.52	4.63		14	1.99		2.68		2.03		2.64		36
Year ended 9-30-2007	5.42	3.35		13	2.04		3.30		2.08		3.26		43
Year ended 9-30-2006	5.42	1.64		15	2.09		3.20		—		—		53
Class C Shares
Six-month period ended 3-31-2011 (unaudited)	5.57	-3.55		10	1.83	(4)	1.72	(4)	1.87	(4)	1.68	(4)	37
Year ended 9-30-2010	5.90	6.18		13	1.81		2.18		1.85		2.14		60
Year ended 9-30-2009	5.68	5.19		13	1.81		2.24		1.85		2.20		48
Year ended 9-30-2008	5.52	4.73		11	1.90		2.75		1.94		2.71		36
Year ended 9-30-2007	5.42	3.41		8	1.98		3.37		2.02		3.33		43
Year ended 9-30-2006	5.42	1.72		9	2.01		3.28		—		—		53
Class Y Shares
Six-month period ended 3-31-2011 (unaudited)	5.57	-3.00		2	0.70	(4)	2.85	(4)	0.74	(4)	2.81	(4)	37
Year ended 9-30-2010	5.90	7.37		3	0.70		3.30		0.74		3.26		60
Year ended 9-30-2009	5.68	6.36		41	0.70		3.39		0.74		3.35		48
Year ended 9-30-2008	5.52	5.97		3	0.72		4.12		0.76		4.08		36
Year ended 9-30-2007	5.42	4.71		14	0.73		4.60		0.77		4.56		43
Year ended 9-30-2006	5.42	3.00		8	0.76		4.56		—		—		53

See Accompanying Notes to Financial Statements.

2011	SEMIANNUAL REPORT	67

FINANCIAL HIGHLIGHTS

Waddell & Reed Advisors Funds	FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

HIGH INCOME FUND

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 3-31-2011 (unaudited)	$6.92	$0.27	(2)	$0.34	$0.61	$(0.27)	$—	$(0.27)
Year ended 9-30-2010	6.56	0.55	(2)	0.36	0.91	(0.55)	—	(0.55)
Year ended 9-30-2009	6.31	0.50	(2)	0.25	0.75	(0.50)	—	(0.50)
Year ended 9-30-2008	7.28	0.51		(0.95)	(0.44)	(0.53)	—	(0.53)
Year ended 9-30-2007	7.27	0.53		0.01	0.54	(0.53)	—	(0.53)
Year ended 9-30-2006	7.39	0.52		(0.13)	0.39	(0.51)	—	(0.51)
Class B Shares
Six-month period ended 3-31-2011 (unaudited)	6.92	0.23	(2)	0.34	0.57	(0.23)	—	(0.23)
Year ended 9-30-2010	6.56	0.48	(2)	0.36	0.84	(0.48)	—	(0.48)
Year ended 9-30-2009	6.30	0.43	(2)	0.26	0.69	(0.43)	—	(0.43)
Year ended 9-30-2008	7.28	0.44		(0.95)	(0.51)	(0.47)	—	(0.47)
Year ended 9-30-2007	7.26	0.46		0.02	0.48	(0.46)	—	(0.46)
Year ended 9-30-2006	7.39	0.45		(0.14)	0.31	(0.44)	—	(0.44)
Class C Shares
Six-month period ended 3-31-2011 (unaudited)	6.92	0.24	(2)	0.34	0.58	(0.24)	—	(0.24)
Year ended 9-30-2010	6.56	0.50	(2)	0.36	0.86	(0.50)	—	(0.50)
Year ended 9-30-2009	6.30	0.45	(2)	0.25	0.70	(0.44)	—	(0.44)
Year ended 9-30-2008	7.28	0.44		(0.95)	(0.51)	(0.47)	—	(0.47)
Year ended 9-30-2007	7.26	0.46		0.02	0.48	(0.46)	—	(0.46)
Year ended 9-30-2006	7.39	0.45		(0.13)	0.32	(0.45)	—	(0.45)
Class Y Shares
Six-month period ended 3-31-2011 (unaudited)	6.92	0.28	(2)	0.34	0.62	(0.28)	—	(0.28)
Year ended 9-30-2010	6.56	0.57	(2)	0.36	0.93	(0.57)	—	(0.57)
Year ended 9-30-2009	6.31	0.52	(2)	0.25	0.77	(0.52)	—	(0.52)
Year ended 9-30-2008	7.29	0.53		(0.96)	(0.43)	(0.55)	—	(0.55)
Year ended 9-30-2007	7.27	0.55		0.02	0.57	(0.55)	—	(0.55)
Year ended 9-30-2006	7.39	0.54		(0.12)	0.42	(0.54)	—	(0.54)

(1)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(2)	Based on average weekly shares outstanding.

(3)	Total return calculated without taking into account the sales load deducted on an initial purchase.

(4)	Annualized.

68	SEMIANNUAL REPORT	2011

	Net Asset Value, End of Period	Total Return		Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(1)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(1)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 3-31-2011 (unaudited)	$7.26	8.90	%(3)	$1,325	1.08	%(4)	7.61	%(4)	1.10	%(4)	7.59	%(4)	61%
Year ended 9-30-2010	6.92	14.46	(3)	1,222	1.09		8.20		1.11		8.18		97
Year ended 9-30-2009	6.56	13.49	(3)	1,069	1.17		8.71		1.20		8.68		67
Year ended 9-30-2008	6.31	-6.39	(3)	824	1.12		7.38		1.15		7.35		30
Year ended 9-30-2007	7.28	7.74	(3)	922	1.12		7.17		1.15		7.14		59
Year ended 9-30-2006	7.27	5.40	(3)	847	1.15		7.12		—		—		47
Class B Shares
Six-month period ended 3-31-2011 (unaudited)	7.26	8.34		20	2.15	(4)	6.55	(4)	2.17	(4)	6.53	(4)	61
Year ended 9-30-2010	6.92	13.28		21	2.14		7.15		2.16		7.13		97
Year ended 9-30-2009	6.56	12.40		24	2.26		7.66		2.29		7.63		67
Year ended 9-30-2008	6.30	-7.42		24	2.12		6.38		2.15		6.35		30
Year ended 9-30-2007	7.28	6.70		33	2.09		6.20		2.12		6.17		59
Year ended 9-30-2006	7.26	4.73		33	2.13		6.14		—		—		47
Class C Shares
Six-month period ended 3-31-2011 (unaudited)	7.26	8.47		31	1.90	(4)	6.79	(4)	1.92	(4)	6.77	(4)	61
Year ended 9-30-2010	6.92	13.53		29	1.91		7.39		1.93		7.37		97
Year ended 9-30-2009	6.56	12.64		27	2.03		7.75		2.06		7.72		67
Year ended 9-30-2008	6.30	-7.35		13	2.05		6.45		2.08		6.42		30
Year ended 9-30-2007	7.28	6.74		17	2.04		6.25		2.07		6.22		59
Year ended 9-30-2006	7.26	4.47		15	2.06		6.20		—		—		47
Class Y Shares
Six-month period ended 3-31-2011 (unaudited)	7.26	9.07		142	0.78	(4)	7.91	(4)	0.80	(4)	7.89	(4)	61
Year ended 9-30-2010	6.92	14.82		110	0.78		8.51		0.80		8.49		97
Year ended 9-30-2009	6.56	13.93		81	0.80		9.00		0.83		8.97		67
Year ended 9-30-2008	6.31	-6.09		39	0.79		7.71		0.82		7.68		30
Year ended 9-30-2007	7.29	7.93		38	0.80		7.50		0.83		7.47		59
Year ended 9-30-2006	7.27	5.89		28	0.82		7.44		—		—		47

See Accompanying Notes to Financial Statements.

2011	SEMIANNUAL REPORT	69

FINANCIAL HIGHLIGHTS

Waddell & Reed Advisors Funds	FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

MUNICIPAL BOND FUND

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 3-31-2011 (unaudited)	$7.42	$0.15	(2)	$(0.44)	$(0.29)	$(0.15)	$—	$(0.15)
Year ended 9-30-2010	7.27	0.30	(2)	0.15	0.45	(0.30)	—	(0.30)
Year ended 9-30-2009	6.63	0.29	(2)	0.63	0.92	(0.28)	—	(0.28)
Year ended 9-30-2008	6.92	0.26		(0.28)	(0.02)	(0.27)	—	(0.27)
Year ended 9-30-2007	6.99	0.27		(0.08)	0.19	(0.26)	—	(0.26)
Year ended 9-30-2006	7.02	0.26		(0.03)	0.23	(0.26)	—	(0.26)
Class B Shares
Six-month period ended 3-31-2011 (unaudited)	7.41	0.11	(2)	(0.44)	(0.33)	(0.11)	—	(0.11)
Year ended 9-30-2010	7.26	0.23	(2)	0.15	0.38	(0.23)	—	(0.23)
Year ended 9-30-2009	6.62	0.22	(2)	0.64	0.86	(0.22)	—	(0.22)
Year ended 9-30-2008	6.92	0.20		(0.29)	(0.09)	(0.21)	—	(0.21)
Year ended 9-30-2007	6.98	0.21		(0.07)	0.14	(0.20)	—	(0.20)
Year ended 9-30-2006	7.01	0.19		(0.03)	0.16	(0.19)	—	(0.19)
Class C Shares
Six-month period ended 3-31-2011 (unaudited)	7.41	0.12	(2)	(0.44)	(0.32)	(0.12)	—	(0.12)
Year ended 9-30-2010	7.26	0.24	(2)	0.15	0.39	(0.24)	—	(0.24)
Year ended 9-30-2009	6.62	0.23	(2)	0.63	0.86	(0.22)	—	(0.22)
Year ended 9-30-2008	6.92	0.20		(0.29)	(0.09)	(0.21)	—	(0.21)
Year ended 9-30-2007	6.98	0.21		(0.07)	0.14	(0.20)	—	(0.20)
Year ended 9-30-2006	7.01	0.19		(0.03)	0.16	(0.19)	—	(0.19)

(1)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.
(2)	Based on average weekly shares outstanding.
(3)	Total return calculated without taking into account the sales load deducted on an initial purchase.
(4)	Annualized.

70	SEMIANNUAL REPORT	2011

	Net Asset Value, End of Period	Total Return		Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(1)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(1)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 3-31-2011 (unaudited)	$6.98	-3.95	%(3)	$699	0.88	%(4)	4.21	%(4)	0.92	%(4)	4.17	%(4)	3%
Year ended 9-30-2010	7.42	6.45	(3)	741	0.87		4.15		0.91		4.11		13
Year ended 9-30-2009	7.27	14.31	(3)	618	0.90		4.26		0.95		4.21		24
Year ended 9-30-2008	6.63	-0.39	(3)	503	0.93		3.82		0.97		3.78		20
Year ended 9-30-2007	6.92	2.84	(3)	499	0.95		3.99		0.99		3.95		5
Year ended 9-30-2006	6.99	3.32	(3)	536	0.92		3.71		—		—		16
Class B Shares
Six-month period ended 3-31-2011 (unaudited)	6.97	-4.42		2	1.85	(4)	3.24	(4)	1.88	(4)	3.21	(4)	3
Year ended 9-30-2010	7.41	5.44		2	1.82		3.21		1.85		3.18		13
Year ended 9-30-2009	7.26	13.28		3	1.87		3.29		1.91		3.25		24
Year ended 9-30-2008	6.62	-1.38		3	1.86		2.89		1.90		2.85		20
Year ended 9-30-2007	6.92	2.03		4	1.88		3.05		1.92		3.01		5
Year ended 9-30-2006	6.98	2.37		4	1.85		2.78		—		—		16
Class C Shares
Six-month period ended 3-31-2011 (unaudited)	6.97	-4.38		12	1.76	(4)	3.33	(4)	1.79	(4)	3.30	(4)	3
Year ended 9-30-2010	7.41	5.54		14	1.73		3.28		1.76		3.25		13
Year ended 9-30-2009	7.26	13.34		9	1.79		3.37		1.83		3.33		24
Year ended 9-30-2008	6.62	-1.39		4	1.87		2.88		1.91		2.84		20
Year ended 9-30-2007	6.92	2.00		3	1.90		3.03		1.94		2.99		5
Year ended 9-30-2006	6.98	2.34		4	1.89		2.74		—		—		16

See Accompanying Notes to Financial Statements.

2011	SEMIANNUAL REPORT	71

FINANCIAL HIGHLIGHTS

Waddell & Reed Advisors Funds	FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

MUNICIPAL HIGH INCOME FUND

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 3-31-2011 (unaudited)	$4.87	$0.13	(2)	$(0.34)	$(0.21)	$(0.14)	$—	$(0.14)
Year ended 9-30-2010	4.70	0.26	(2)	0.17	0.43	(0.26)	—	(0.26)
Year ended 9-30-2009	4.48	0.26	(2)	0.21	0.47	(0.25)	—	(0.25)
Year ended 9-30-2008	5.00	0.24		(0.52)	(0.28)	(0.24)	—	(0.24)
Year ended 9-30-2007	5.10	0.24		(0.10)	0.14	(0.24)	—	(0.24)
Year ended 9-30-2006	4.98	0.24		0.12	0.36	(0.24)	—	(0.24)
Class B Shares
Six-month period ended 3-31-2011 (unaudited)	4.87	0.11	(2)	(0.34)	(0.23)	(0.12)	—	(0.12)
Year ended 9-30-2010	4.70	0.22	(2)	0.17	0.39	(0.22)	—	(0.22)
Year ended 9-30-2009	4.48	0.22	(2)	0.21	0.43	(0.21)	—	(0.21)
Year ended 9-30-2008	5.00	0.20		(0.52)	(0.32)	(0.20)	—	(0.20)
Year ended 9-30-2007	5.10	0.19		(0.10)	0.09	(0.19)	—	(0.19)
Year ended 9-30-2006	4.98	0.19		0.12	0.31	(0.19)	—	(0.19)
Class C Shares
Six-month period ended 3-31-2011 (unaudited)	4.87	0.11	(2)	(0.34)	(0.23)	(0.12)	—	(0.12)
Year ended 9-30-2010	4.70	0.23	(2)	0.16	0.39	(0.22)	—	(0.22)
Year ended 9-30-2009	4.48	0.22	(2)	0.21	0.43	(0.21)	—	(0.21)
Year ended 9-30-2008	5.00	0.19		(0.51)	(0.32)	(0.20)	—	(0.20)
Year ended 9-30-2007	5.10	0.19		(0.10)	0.09	(0.19)	—	(0.19)
Year ended 9-30-2006	4.98	0.19		0.12	0.31	(0.19)	—	(0.19)

(1)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(2)	Based on average weekly shares outstanding.

(3)	Total return calculated without taking into account the sales load deducted on an initial purchase.

(4)	Annualized.

72	SEMIANNUAL REPORT	2011

	Net Asset Value, End of Period	Total Return		Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(1)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(1)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 3-31-2011 (unaudited)	$4.52	-4.43	%(3)	$596	0.90	%(4)	5.64	%(4)	0.93	%(4)	5.61	%(4)	9%
Year ended 9-30-2010	4.87	9.49	(3)	658	0.89		5.62		0.93		5.58		16
Year ended 9-30-2009	4.70	11.40	(3)	515	0.93		6.20		0.97		6.16		34
Year ended 9-30-2008	4.48	-5.82	(3)	445	0.90		4.92		0.94		4.88		26
Year ended 9-30-2007	5.00	2.68	(3)	497	0.97		4.67		1.01		4.63		33
Year ended 9-30-2006	5.10	7.37	(3)	467	0.98		4.72		—		—		29
Class B Shares
Six-month period ended 3-31-2011 (unaudited)	4.52	-4.85		3	1.84	(4)	4.72	(4)	1.87	(4)	4.69	(4)	9
Year ended 9-30-2010	4.87	8.51		3	1.79		4.71		1.82		4.68		16
Year ended 9-30-2009	4.70	10.43		4	1.83		5.27		1.87		5.23		34
Year ended 9-30-2008	4.48	-6.63		5	1.75		4.05		1.79		4.01		26
Year ended 9-30-2007	5.00	1.81		7	1.82		3.81		1.86		3.77		33
Year ended 9-30-2006	5.10	6.47		7	1.82		3.89		—		—		29
Class C Shares
Six-month period ended 3-31-2011 (unaudited)	4.52	-4.84		20	1.76	(4)	4.79	(4)	1.79	(4)	4.76	(4)	9
Year ended 9-30-2010	4.87	8.56		23	1.74		4.76		1.77		4.73		16
Year ended 9-30-2009	4.70	10.42		15	1.83		5.30		1.87		5.26		34
Year ended 9-30-2008	4.48	-6.67		13	1.79		4.02		1.83		3.98		26
Year ended 9-30-2007	5.00	1.77		13	1.87		3.77		1.91		3.73		33
Year ended 9-30-2006	5.10	6.43		13	1.86		3.82		—		—		29

See Accompanying Notes to Financial Statements.

2011	SEMIANNUAL REPORT	73

NOTES TO FINANCIAL STATEMENTS

Waddell & Reed Advisors Funds (tabular amounts in thousands)	MARCH 31, 2011 (UNAUDITED)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Waddell & Reed Advisors Funds, a Delaware statutory trust (the Trust), is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Waddell & Reed Advisors Bond Fund, Waddell & Reed Advisors Cash Management, Waddell & Reed Advisors Global Bond Fund, Waddell & Reed Advisors Government Securities Fund, Waddell & Reed Advisors High Income Fund, Waddell & Reed Advisors Municipal Bond Fund and Waddell & Reed Advisors Municipal High Income Fund (each, a Fund) are seven series of the Trust and are the only series of the Trust included in these financial statements. The investment objective(s), policies and risk factors of each Fund are described more fully in the Prospectus and Statement of Additional Information. The investment manager to each Fund is Waddell & Reed Investment Management Company (WRIMCO or the Manager).

Each Fund (except Cash Management, Municipal Bond Fund and Municipal High Income Fund, which do not offer Class Y shares) offers Class A, Class B, Class C and Class Y shares. Class B and Class C shares of Cash Management are closed to direct investment. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge, but may be subject to a contingent deferred sales charge (CDSC). Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Net investment income, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer agent and shareholder servicing fees, directly attributable to that class. Class A, Class B and Class C shares have separate distribution and/or service plans. No such plan has been adopted for Class Y shares or Class A shares of Cash Management. Class B shares will automatically convert to Class A shares 96 months after the date of purchase.

The following is a summary of significant accounting policies consistently followed by each Fund.

Investments Valuation. Each Fund’s investments are reported at fair value. Each Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the NYSE), normally 4:00 P.M. Eastern time, on each day the NYSE is open for trading.

Equity securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. Over-the-counter equity securities and listed securities for which no price is readily available are valued at the average of the last bid and asked prices.

Security prices for fixed-income securities are typically based on quotes that are obtained from an independent pricing service authorized by the Board of Trustees. To determine values of fixed-income securities, the independent pricing service utilizes such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities that cannot be valued by the independent pricing service may be valued using quotes obtained from dealers that make markets in the securities.

Listed options are ordinarily valued at the mean of the last bid and ask price provided by an independent pricing service unless the price is unavailable, in which case they are valued at a quotation obtained from a broker-dealer. Over-the-Counter (“OTC”) options are ordinarily valued at the mean of the last bid and ask price provided by an independent pricing service for a comparable listed option unless such a price is unavailable, in which case they are valued at a quotation obtained from a broker-dealer. If no comparable listed option exists from which to obtain a price from an independent pricing service and a quotation cannot be obtained from a broker-dealer, the OTC option will be valued using a model reasonably designed to provide a current market price. Swaps are valued by the independent pricing service unless the price is unavailable, in which case they are valued at the price provided by a dealer in that security. Futures contracts traded on an exchange are generally valued at the settlement price. Mutual funds, including investment funds, typically are valued at the net asset value reported as of the valuation date.

Forward foreign currency contracts are valued based upon the closing prices of the forward currency rates determined at the close of the NYSE.

Senior loans are valued using a price or composite price from one or more brokers or dealers as obtained from an independent pricing service.

Short-term securities with maturities of 60 days or less and all securities held by Cash Management are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium.

Because many foreign markets close before the NYSE, events may occur between the close of the foreign market and the close of the NYSE that could have a material impact on the valuation of foreign securities. WRIMCO, pursuant to procedures adopted by the Board of Trustees, evaluates the impact of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close

74	SEMIANNUAL REPORT	2011

of the NYSE. In addition, all securities for which market values are not readily available or are deemed unreliable are appraised at fair value as determined in good faith under the supervision of the Board of Trustees.

Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments)

A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

Transfers from Level 2 to Level 3 occurred generally due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred generally due to the increased availability of observable market data due to increased market activity or information. Transfers in and out of Level 3 represent the value at the later of the beginning of the period or the purchase date of the security. There were no significant transfers between Levels 1 and 2 during the period ended March 31, 2011.

Net realized gain (loss) and net unrealized appreciation (depreciation), shown on the reconciliation of Level 3 investments if applicable, are included on the Statement of Operations in net realized gain (loss) on investments in unaffiliated securities and in net change in unrealized appreciation (depreciation) on investments in unaffiliated securities, respectively. Additionally, the net change in unrealized appreciation for all Level 3 investments still held as of March 31, 2011, if applicable, is included on the Statement of Operations in net change in unrealized appreciation (depreciation) on investments in unaffiliated securities.

The Funds may own different types of assets that are classified as Level 2 or Level 3. Assets classified as Level 2 can have a variety of observable inputs, including, but not limited to, benchmark yields, reported trades, broker quotes, benchmark securities, and bid/offer quotations. These observable inputs are collected and utilized, primarily by an independent pricing service, in different evaluated pricing approaches depending upon the specific asset to determine a value.

Securities’ values included in the Level 3 reconciliations have been primarily determined through the use of a single quote (or multiple quotes) from dealer(s) in the securities using proprietary valuation models. These quotes involve significant unobservable inputs, and thus the related securities are classified as Level 3 investments.

Security Transactions and Related Investment Income. Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. All or a portion of the distributions received from a real estate investment trust or publicly traded partnership may be designated as a reduction of cost of the related investment and/or realized gain.

Securities on a When-Issued or Delayed Delivery Basis. Certain Funds may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by a Fund on a when-issued basis normally take place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of a Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When a Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield WRIMCO considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its

2011	SEMIANNUAL REPORT	75

purchase commitments. The Fund may also sell securities that it purchased on a when-issued or delayed delivery basis prior to settlement of the original purchase.

Senior Loans. A Fund invests in senior secured corporate loans (senior loans) either as an original lender or as a purchaser of a loan assignment or a participation interest in a loan. Senior loans are generally made to U.S. and foreign borrowers that are corporations, partnerships, or other business entities. Senior loans are generally readily marketable, but some loans may be illiquid or may be subject to some restrictions on resale.

Certain senior loans contain provisions that obligate a Fund to fund future commitments at the borrower’s discretion. At March 31, 2011, there were no such unfunded commitments.

Interest Only Obligations. These securities entitle the owner to receive only the interest portion from a bond, Treasury note or pool of mortgages. These securities are generally created by a third party separating a bond or pool of mortgages into distinct interest-only and principal-only securities. As the principal (par) amount of a bond or pool of mortgages is paid down, the amount of interest income earned by the owner will decline as well.

Credit Risk. Certain Funds may hold high-yield and/or non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Funds may acquire securities in default and are not obligated to dispose of securities whose issuers subsequently default. As of March 31, 2011, Municipal High Income Fund held defaulted securities with an aggregate market value of $5,629,308, representing 0.9% of the Fund’s net assets.

Foreign Currency Translation. Each Fund’s accounting records are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily, using foreign exchange rates obtained from an independent pricing service authorized by the Board of Trustees. Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translation arise from changes in currency exchange rates. Each Fund combines fluctuations from currency exchange rates and fluctuations in market value when computing net realized gain (loss) and net change in unrealized appreciation (depreciation) on investments. Foreign exchange rates are valued as of the close of the NYSE, normally 4:00 P.M. Eastern time, on each day the NYSE is open for trading.

Repurchase Agreements. Each Fund may purchase securities subject to repurchase agreements, which are instruments under which the Fund purchases a security, and the seller (normally a commercial bank or broker-dealer) agrees, at the time of purchase, that it will repurchase the security at a specified time and price. Repurchase agreements are collateralized by the value of the resold securities which, during the entire period of the agreement, generally remains at least equal to the value of the agreement, including accrued interest thereon. The collateral for the repurchase agreement is held by a custodian bank.

Investments with Off-Balance Sheet Risk. Certain Funds may enter into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Statement of Assets and Liabilities.

Segregation and Collateralization. In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (SEC) require that a Fund either deliver collateral or segregate assets in connection with certain investments (e.g., dollar rolls, financial futures contracts, foreign currency exchange contracts, options written, securities with extended settlement periods and swaps), the Fund will segregate collateral or designate on its books and records cash or other liquid securities having a market value at least equal to the amount that is required to be physically segregated for the benefit of the counterparty. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party has requirements to deliver/deposit cash or securities as collateral for certain investments. Certain countries require that cash reserves be held while investing in companies incorporated in that country. These cash reserves and cash collateral that has been pledged to cover obligations of the Funds under derivative contracts, if any, will be reported separately on the Statements of Assets and Liabilities as “Restricted cash.” Securities collateral pledged for the same purpose, if any, is noted in the Schedule of Investments.

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Income Taxes. It is the policy of each Fund to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, each Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, no provision has been made for Federal income taxes.

76	SEMIANNUAL REPORT	2011

Management of the Trust periodically reviews all tax positions to assess that it is more likely than not that the position would be sustained upon examination by the relevant tax authority based on the technical merits of each position. As of and for the period ended March 31, 2011, management believes that under this standard no liability for unrecognized tax positions is required. The Funds are subject to examination by U.S. federal and state authorities for returns filed for tax years after 2005.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders are recorded by each Fund on the business day following record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.

Custodian Fees. “Custodian fees” in the Statement of Operations may include interest expense incurred by a Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. A Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by that Fund, at a rate equal to the custodian’s prime rate less 150 basis points. The “Earnings credit” line item, if shown, represents earnings on cash balances maintained by that Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

Trustees and Chief Compliance Officer Fees. Fees paid to the Trustees can be paid in cash or deferred to a later date, at the election of the Trustee according to the Deferred Fee Agreement entered into between the Trust and the Trustee(s). Each Fund records its portion of the deferred fees as a liability on the Statement of Assets and Liabilities. All fees paid in cash plus any appreciation (depreciation) in the underlying deferred plan are shown on the Statement of Operations. Additionally, fees paid to the office of the Chief Compliance Officer of the Funds are shown on the Statement of Operations.

Indemnifications. The Trust’s organizational documents provide current and former Trustees and Officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Trust. In the normal course of business, the Trust may also enter into contracts that provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown and is dependent on future claims that may be made against the Trust. The risk of material loss from such claims is considered remote.

Concentration of Risk. Certain Funds may have a concentration of risk, which includes, but is not limited to, investing in international securities. International investing involves additional risks including, but not limited to, currency fluctuations, political or economic conditions affecting the foreign country and differences in accounting standards and foreign regulations.

New Accounting Pronouncement. In April 2011, the FASB issued Accounting Standards Update No. 2011-03 “Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements” (ASU). The ASU is intended to improve financial reporting of repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem the financial assets before their maturity. The ASU is effective for the first interim or annual period beginning on or after December 15, 2011. Management is currently evaluating the impact this disclosure may have on the Funds’ financial statements.

Other. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has performed a review for subsequent events through the date this report was issued.

2.	INVESTMENT MANAGEMENT AND PAYMENTS TO AFFILIATED PERSONS

Management Fees. WRIMCO, a wholly owned subsidiary of Waddell & Reed, Inc. (W&R), serves as each Fund’s investment manager. The management fee is accrued daily by each Fund at the following annual rates as a percentage of average daily net assets:

Fund (M – Millions)	$0 to $500M	$500 to $1,000M	$1,000 to $1,500M	Over $1,500M
Bond Fund	0.525%	0.500%	0.450%	0.400%
Cash Management	0.400	0.400	0.400	0.400
Global Bond Fund	0.625	0.600	0.550	0.500
Government Securities Fund	0.500	0.450	0.400	0.350
High Income Fund	0.625	0.600	0.550	0.500
Municipal Bond Fund	0.525	0.500	0.450	0.400
Municipal High Income Fund	0.525	0.500	0.450	0.400

2011	SEMIANNUAL REPORT	77

Effective October 1, 2006, under terms of a settlement agreement reached in July 2006 (see Note 8), the fee is payable at the following annual rates for those Funds included in the settlement agreement:

Fund (M – Millions)	$0 to $500M	$500 to $1,000M	$1,000 to $1,500M	Over $1,500M
Bond Fund	0.485%	0.500%	0.450%	0.400%
Global Bond Fund	0.590	0.600	0.550	0.500
Government Securities Fund	0.460	0.450	0.400	0.350
High Income Fund	0.575	0.600	0.550	0.500
Municipal Bond Fund	0.485	0.500	0.450	0.400
Municipal High Income Fund	0.485	0.500	0.450	0.400

Effective October 8, 2007, upon completion of the merger of Limited-Term Bond Fund into Bond Fund, the fee for Bond Fund is as follows: 0.475% of net assets up to $1 billion, 0.45% of net assets over $1 billion and up to $1.5 billion, and 0.40% of net assets over $1.5 billion.

WRIMCO has voluntarily agreed to waive a Fund’s management fee on any day that the Fund’s net assets are less than $25 million, subject to WRIMCO’s right to change or modify this waiver. See Expense Reimbursements and/or Waivers for more information.

Accounting Services Fees. The Trust has an Accounting Services Agreement with Waddell & Reed Services Company (WRSCO), doing business as WI Services Company (WISC), an affiliate of W&R. Under the agreement, WISC acts as the agent in providing bookkeeping and accounting services and assistance to the Trust, including maintenance of Fund records, pricing of Fund shares and preparation of certain shareholder reports. For these services, each Fund pays WISC a monthly fee of one-twelfth of the annual fee based on the average net asset levels shown in the following table:

(M – Millions)	$0 to $10M	$10 to $25M	$25 to $50M	$50 to $100M	$100 to $200M	$200 to $350M	$350 to $550M	$550 to $750M	$750 to $1,000M	Over $1,000M
Annual Fee Rate	$0.00	$11.50	$23.10	$35.50	$48.40	$63.20	$82.50	$96.30	$121.60	$148.50

In addition, for each class of shares in excess of one, each Fund pays WISC a monthly per-class fee equal to 2.5% of the monthly accounting services base fee.

Administrative Fee. Each Fund also pays WISC a monthly fee at the annual rate of 0.01%, or one basis point, for the first $1 billion of net assets with no fee charged for net assets in excess of $1 billion. This fee is voluntarily waived by WISC until a Fund’s net assets are at least $10 million and is included in “Accounting Services Fee” on the Statement of Operations.

Shareholder Servicing. General. Under the Shareholder Servicing Agreement between the Trust and WISC, with respect to Class A, Class B and Class C shares, for each shareholder account that was in existence at any time during the prior month, each Fund (except Cash Management) pays a monthly fee of $1.6958; however, WISC has agreed to reduce that fee if the number of total shareholder accounts within the Complex (Waddell & Reed Advisors Funds, Waddell & Reed InvestEd Portfolios and Ivy Funds) reaches certain levels. Cash Management pays a monthly fee of $1.75 for each shareholder account that was in existence at any time during the prior month plus, for Class A shareholder accounts, $0.75 for each shareholder check processed in the prior month. Government Securities Fund Class A, which also has check writing privileges, pays $0.75 for each shareholder check processed in the prior month. For Class Y shares, each Fund pays a monthly fee equal to one-twelfth of 0.15 of 1% of the average daily net assets of the class for the preceding month. Each Fund also reimburses WISC for certain out-of-pocket costs for all classes.

Networked accounts. For certain networked accounts (that is, those accounts whose Fund shares are purchased through certain financial intermediaries), WISC has agreed to reduce its per account fees charged to the Funds to $0.50 per month per shareholder account. Additional fees may be paid by the Funds to those intermediaries. If the aggregate annual rate of the WISC transfer agent fee and the costs charged by the financial services companies exceeds $18.00 per account for a Fund, WISC will reimburse the Fund the amount in excess of $18.00.

Broker accounts. Certain broker-dealers that maintain shareholder accounts with each Fund through an omnibus account provide transfer agent and other shareholder-related services that would otherwise be provided by WISC if the individual accounts that comprise the omnibus account were opened by their beneficial owners directly. Each Fund may pay such broker-dealers a per account fee for each open account within the omnibus account, or a fixed rate fee, based on the average daily net asset value of the omnibus account (or a combination thereof).

Distribution and Service Plan for Class A Shares. Under a Distribution and Service Plan for Class A shares adopted by the Trust pursuant to Rule 12b-1 under the 1940 Act, each Fund, other than Cash Management, may pay a distribution and/or service fee to W&R in an amount not to exceed 0.25% of the Fund’s average annual net assets. The fee is paid daily to compensate W&R for amounts it expends in connection with the distribution of the Class A shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts of that class either directly or by third parties. For each of Bond Fund, Government Securities Fund, Municipal Bond Fund and Municipal High Income Fund, the Board of Trustees has limited payments to 0.237%, 0.232%,

78	SEMIANNUAL REPORT	2011

0.237% and 0.247%, respectively, of the Fund’s average Class A net assets on an annual basis. The Board may in the future, without shareholder approval, authorize payments up to a maximum of 0.25% of the Fund’s average Class A net assets on an annual basis, if it determines to do so.

Distribution and Service Plan for Class B and Class C Shares. Under the Distribution and Service Plan adopted by the Trust for Class B and Class C shares, respectively, each Fund may pay W&R a service fee not to exceed 0.25% and a distribution fee not to exceed 0.75% of the Fund’s average annual net assets attributable to that class to compensate W&R for its services in connection with the distribution of shares of that class and/or provision of personal services to Class B or Class C shareholders and/or maintenance of shareholder accounts of that class.

Sales Charges. As principal underwriter for the Trust’s shares, W&R receives sales commissions (which are not an expense of the Trust) for sales of Class A shares. A contingent deferred sales charge (CDSC) may be assessed against a shareholder’s redemption amount of Class B, Class C or certain Class A shares and is paid to W&R. During the period ended March 31, 2011, W&R received the following amounts in sales commissions and CDSCs:

	Gross Sales Commissions	CDSC				Commissions Paid(1)
		Class A	Class B	Class C

Bond Fund	$599	$2	$5	$2		$382
Cash Management	—	12	4	—	*	14,097
Global Bond Fund	494	1	3	1		326
Government Securities Fund	163	3	5	2		119
High Income Fund	981	1	5	3		619
Municipal Bond Fund	401	1	1	6		321
Municipal High Income Fund	473	7	2	3		341

*	Not shown due to rounding.

(1)	With respect to Class A, Class B and Class C shares, W&R pays sales commissions and all expenses in connection with the sale of the Trust’s shares, except for registration fees and related expenses.

Expense Reimbursements and/or Waivers. During the period ended March 31, 2011, the following amounts were waived as a result of the reduced management fees related to the settlement agreement:

Global Bond Fund	$88
Government Securities Fund	84
High Income Fund	125
Municipal Bond Fund	100
Municipal High Income Fund	100

For each of Bond Fund, Government Securities Fund, Municipal Bond Fund and Municipal High Income Fund, the Board of Trustees has limited Rule 12b-1 payments to 0.237%, 0.232%, 0.237% and 0.247%, respectively, of the Fund’s average Class A net assets on an annual basis. During the period ended March 31, 2011, the following amounts represent the difference between 0.25% and the reduced Rule 12b-1 fees:

Bond Fund	$78
Government Securities Fund	36
Municipal Bond Fund	47
Municipal High Income Fund	10

WRIMCO has voluntarily agreed to reimburse sufficient expenses of any class of Cash Management to maintain a minimum annualized yield of 0.02%. This reimbursement serves to reduce shareholder servicing and/or distribution and service fees. For the period ended March 31, 2011, the following expenses were reimbursed:

Cash Management, Class A	$2,295
Cash Management, Class B	45
Cash Management, Class C	59

Any amounts due to the funds as a reimbursement but not paid as of March 31, 2011 are shown as a receivable from affiliates on the Statement of Assets and Liabilities.

2011	SEMIANNUAL REPORT	79

3.	INVESTMENT SECURITIES TRANSACTIONS

The cost of purchases and the proceeds from maturities and sales of investment securities (excluding short-term securities) for the period ended March 31, 2011, were as follows:

	Purchases		Sales
	U.S. Government	Other Issuers	U.S. Government	Other Issuers
Bond Fund	$280,388	$177,611	$216,152	$173,184
Cash Management	—	—	—	—
Global Bond Fund	16,068	148,322	7,498	112,813
Government Securities Fund	152,435	4,262	145,648	—
High Income Fund	—	949,626	—	849,724
Municipal Bond Fund	—	61,332	—	23,668
Municipal High Income Fund	—	59,467	—	59,368

4.	FEDERAL INCOME TAX MATTERS

For Federal income tax purposes, cost of investments owned at March 31, 2011 and the related unrealized appreciation (depreciation) were as follows:

Fund	Cost of investments	Gross appreciation	Gross depreciation	Net unrealized appreciation (depreciation)
Bond Fund	$1,235,089	$47,507	$18,799	$28,708
Cash Management	1,062,583	—	—	—
Global Bond Fund	823,649	30,786	8,803	21,983
Government Securities Fund	405,611	11,816	303	11,513
High Income Fund	1,459,520	75,852	10,519	65,333
Municipal Bond Fund	689,106	28,607	14,994	13,613
Municipal High Income Fund	637,426	17,441	49,109	(31,668)

For Federal income tax purposes, the Funds’ distributed and undistributed earnings and profit for the year ended September 30, 2010 and the post-October activity updated with information available through the date of this report were as follows:

Fund	Distributed Ordinary Income	Undistributed Ordinary Income	Distributed Long-Term Capital Gains	Undistributed Long-Term Capital Gains	Tax Return of Capital	Post- October Losses Deferred

Bond Fund	$40,317	$624	$—	$—	$—	$5,252
Cash Management	1,665	200	—	—	—	276
Global Bond Fund	15,187	5,560	—	—	—	2,027
Government Securities Fund	12,947	132	—	5,180	—	—
High Income Fund	104,548	821	—	—	—	—
Municipal Bond Fund	28,313	501	—	—	—	22
Municipal High Income Fund	32,078	339	—	—	—	1,329

Internal Revenue Code regulations permit each Fund to defer into its next fiscal year net capital losses or net long-term capital losses and currency losses incurred between each November 1 and the end of its fiscal year (post-October losses). Distributions shown above may be reported differently to individual shareholders.

Capital loss carryovers are available to offset future net realized gains incurred in the eight taxable years succeeding the loss year for Federal income tax purposes. The following table shows the totals by year in which the capital loss carryovers will expire if not utilized.

Fund	2011	2012	2013	2014	2015	2016	2017	2018

Bond Fund	$—	$—	$—	$—	$5,689	$—	$276	$5,562
Cash Management	—	—	—	—	—	—	—	209
Global Bond Fund	1,274	—	—	—	—	—	—	2,877
High Income Fund	74,474	—	—	—	—	—	33,425	17,192
Municipal Bond Fund	—	—	—	115	1,919	—	—	53
Municipal High Income Fund	3,930	4,152	5,048	—	420	—	504	16,061

80	SEMIANNUAL REPORT	2011

5.	MULTICLASS OPERATIONS

The Trust has authorized an unlimited number of no par value shares of beneficial interest of each class of each Fund. Transactions in shares of beneficial interest were as follows:

	Bond Fund				Cash Management
	Six months ended 3-31-11		Year ended 9-30-10		Six months ended 3-31-11		Year ended 9-30-10
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	33,376	$208,671	63,763	$395,831	2,246,942	$2,246,942	3,367,136	$3,367,136
Class B	166	1,041	779	4,833	2,846	2,846	7,410	7,410
Class C	413	2,582	1,151	7,143	3,910	3,910	10,477	10,477
Class Y	5,181	31,807	686	4,227	N/A	N/A	N/A	N/A
Shares issued in reinvestment of distributions to shareholders:
Class A	2,968	18,572	6,039	37,334	98	98	1,591	1,591
Class B	31	194	96	591	1	1	11	11
Class C	33	207	78	483	1	1	11	11
Class Y	33	204	112	694	N/A	N/A	N/A	N/A
Shares redeemed:
Class A	(30,622)	(191,118)	(36,175)	(224,475)	(2,420,010)	(2,420,010)	(3,381,455)	(3,381,455)
Class B	(1,005)	(6,272)	(1,685)	(10,442)	(4,942)	(4,942)	(14,189)	(14,189)
Class C	(895)	(5,564)	(968)	(5,994)	(6,052)	(6,052)	(15,504)	(15,504)
Class Y	(253)	(1,581)	(3,271)	(20,740)	N/A	N/A	N/A	N/A
Net increase (decrease)	9,426	$58,743	30,605	$189,485	(177,206)	$(177,206)	(24,512)	$(24,512)
	Global Bond Fund				Government Securities Fund
	Six months ended 3-31-11		Year ended 9-30-10		Six months ended 3-31-11		Year ended 9-30-10
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	33,278	$134,427	62,079	$245,284	13,167	$74,694	21,992	$126,387
Class B	229	926	928	3,644	203	1,146	175	1,007
Class C	807	3,253	1,892	7,442	384	2,192	785	4,500
Class Y	7,976	32,120	2,284	9,018	17	94	1,580	8,981
Shares issued in reinvestment of distributions to shareholders:
Class A	3,921	15,799	3,550	14,063	1,723	9,747	1,870	10,728
Class B	46	186	39	152	26	145	35	203
Class C	74	300	55	216	42	235	46	265
Class Y	52	210	111	437	12	67	229	1,308
Shares redeemed:
Class A	(27,917)	(112,720)	(37,690)	(148,927)	(12,330)	(69,916)	(21,624)	(123,687)
Class B	(858)	(3,457)	(1,485)	(5,862)	(505)	(2,866)	(998)	(5,718)
Class C	(1,258)	(5,076)	(1,248)	(4,924)	(711)	(4,043)	(987)	(5,657)
Class Y	(294)	(1,186)	(7,295)	(29,113)	(47)	(263)	(8,563)	(50,288)
Net increase (decrease)	16,056	$64,782	23,220	$91,430	1,981	$11,232	(5,460)	$(31,971)

2011	SEMIANNUAL REPORT	81

	High Income Fund				Municipal Bond Fund
	Six months ended 3-31-11		Year ended 9-30-10		Six months ended 3-31-11		Year ended 9-30-10
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	22,498	$160,497	39,307	$264,316	11,654	$83,454	22,695	$164,097
Class B	226	1,610	573	3,851	15	113	60	435
Class C	782	5,594	1,304	8,749	339	2,439	1,025	7,412
Class Y	4,190	30,150	7,181	48,019	N/A	N/A	N/A	N/A
Shares issued in reinvestment of distributions to shareholders:
Class A	6,218	44,338	12,802	86,153	1,855	13,181	3,359	24,220
Class B	90	638	231	1,552	4	31	11	76
Class C	129	922	285	1,920	30	212	49	352
Class Y	664	4,741	1,194	8,044	N/A	N/A	N/A	N/A
Shares redeemed:
Class A	(22,604)	(161,107)	(38,463)	(258,241)	(13,229)	(93,033)	(11,224)	(81,059)
Class B	(680)	(4,850)	(1,426)	(9,587)	(55)	(388)	(151)	(1,089)
Class C	(916)	(6,535)	(1,471)	(9,875)	(531)	(3,747)	(369)	(2,665)
Class Y	(1,046)	(7,448)	(4,986)	(33,529)	N/A	N/A	N/A	N/A
Net increase	9,551	$68,550	16,531	$111,372	82	$2,262	15,455	$111,779

	Municipal High Income Fund
	Six months ended 3-31-11		Year ended 9-30-10
	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	13,057	$61,184	35,335	$167,102
Class B	37	179	161	760
Class C	760	3,556	2,253	10,650
Shares issued in reinvestment of distributions to shareholders:
Class A	3,225	14,936	5,504	25,981
Class B	14	66	31	147
Class C	101	466	158	747
Shares redeemed:
Class A	(19,426)	(89,671)	(15,325)	(72,254)
Class B	(141)	(655)	(304)	(1,432)
Class C	(1,182)	(5,444)	(916)	(4,323)
Net increase (decrease)	(3,555)	$(15,383)	26,897	$127,378

6.	DERIVATIVE INSTRUMENTS

The following disclosures contain information on why and how the Funds use derivative instruments, the associated risks of investing in derivative instruments, and how derivative instruments affect the Funds’ financial position and results of operations when presented by primary underlying risk exposure.

Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts (forward contracts) for the purchase or sale of a foreign currency at a negotiated rate at a future date. Forward contracts are reported on a schedule following the Schedule of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the NYSE as provided by a bank, dealer or independent pricing service. The resulting unrealized appreciation and depreciation is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations.

Risks to a Fund related to the use of such contracts include both market and credit risk. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, a Fund’s maximum loss will consist of the aggregate unrealized gain on appreciated contracts.

Futures Contracts. Certain Funds may engage in buying and selling futures contracts. Upon entering into a futures contract, the Fund is required to deposit, in a segregated account, an amount equal to a varying specified percentage of the contract amount. This amount is known as the initial margin. Subsequent payments (variation margins) are made or received by the Fund each day, dependent on the daily fluctuations in the value of the underlying debt security or index.

82	SEMIANNUAL REPORT	2011

Futures contracts are reported on a schedule following the Schedule of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are identified in the Schedule of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities. The net change in unrealized appreciation (depreciation) is reported in the Statement of Operations. Realized gains (losses) are reported in the Statement of Operations at the closing or expiration of futures contracts.

Risks of entering into futures contracts include the possibility of loss of securities or cash held as collateral, that there may be an illiquid market where the Fund is unable to close the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.

Swap Agreements. Certain Funds may invest in swap agreements.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy. Under a credit default swap one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs. A Fund may enter into credit default swaps in which either it or its counterparty act as the guarantor.

Total return swaps involve a commitment to pay periodic interest payments in exchange for a market-linked return based on a security or a basket of securities representing a variety of securities or a particular index. To the extent the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

Variance swaps involve a contract in which two parties agree to exchange cash flows based on the measured variance of a specified underlying security or index during a certain time period. On the trade date, the two parties agree on the strike price of the contract (the reference level against which cash flows are exchanged), as well as the number of units in the transaction and the length of the contract. Like an option contract, the value of a variance swap is influenced by both realized and implied volatility, as well as the passage of time. A Fund may enter into variance swaps to manage volatility risk.

The creditworthiness of firms with which a Fund enters into a swap agreement is monitored by WRIMCO. If a firm’s creditworthiness declines, the value of the agreement would likely decline, potentially resulting in losses. If a default occurs by the counterparty to such a transaction, the Fund will have contractual remedies pursuant to the agreement related to the transaction. The maximum loss a Fund may incur consists of the aggregate unrealized gain on appreciated contracts.

Option Contracts. Options purchased by a Fund are accounted for in the same manner as marketable portfolio securities. The cost of portfolio securities acquired through the exercise of call options is increased by the premium paid to purchase the call. The proceeds from securities sold through the exercise of put options are decreased by the premium paid to purchase the put.

When a Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current market value of the option written. The current market value of an option is the last sales price on the principal exchange on which the option is traded or, in the absence of transactions, the mean between the bid and asked prices or at a value supplied by a broker-dealer. When an option expires on its stipulated expiration date or a Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the call option was sold) and the liability related to such option is extinguished. When a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether a Fund has realized a gain or loss. For each Fund, when a written put is exercised, the cost basis of the securities purchased by a Fund is reduced by the amount of the premium received.

Investments in options, whether purchased or written, involve certain risks. Writing put options and purchasing call options may increase a Fund’s exposure to the underlying security (or basket of securities). With written options, there may be times when a Fund will be required to purchase or sell securities to meet its obligation under the option contract where the required action is not beneficial to the Fund, due to unfavorable movement of the market price of the underlying security (or basket of securities). Additionally, to the extent a Fund enters into over-the-counter (OTC) option transactions with counterparties, the Fund will be exposed to the risk that counterparties to these OTC transactions will be unable to meet their obligations under the terms of the transaction.

Collateral. A Fund may mitigate counterparty risk through credit support annexes (CSA) included with an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement which is the standard contract governing most derivative transactions between the Fund and each of its counterparties. The CSA allows the Fund and its counterparty to offset certain derivative financial instruments’ payables and/or receivables with collateral, which is generally held by the Fund’s custodian. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the CSA. To the extent amounts due to the Fund from

2011	SEMIANNUAL REPORT	83

its counterparties are not fully collateralized contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. See Note 1 “Segregation and Collateralization” for additional information with respect to collateral practices.

Objectives and Strategies

Global Bond Fund. The Fund’s objective in using derivatives during the period was to manage the exposure to various foreign currencies. To achieve this objective, the Fund utilized forward contracts to either hedge a position held by the Fund, to gain exposure to a currency where a foreign bond is not available, or to take a fundamental position long or short in a particular currency.

High Income Fund. The Fund’s objective in using derivatives during the period was to hedge the exposure to foreign currencies from securities held in the portfolio. To achieve this objective, the Fund utilized forward contracts.

Additional Disclosure Related to Derivative Instruments

Fair values of derivative instruments as of March 31, 2011:

		Assets		Liabilities
Fund	Type of Risk Exposure	Statement of Assets & Liabilities Location	Value	Statement of Assets & Liabilities Location	Value
Global Bond Fund	Foreign currency	Unrealized appreciation on forward foreign currency contracts	$199	Unrealized depreciation on forward foreign currency contracts	$2,120

Amount of realized gain (loss) on derivatives recognized in the Statement of Operations for the period ended March 31, 2011:

		Net realized gain (loss) on:
Fund	Type of Risk Exposure	Investments in unaffiliated securities	Swap agreements	Futures contracts	Written options	Forward foreign currency contracts	Total
Global Bond Fund	Foreign currency	$—	$—	$—	$—	$(214)	$(214)
High Income Fund	Foreign currency	—	—	—	—	221	221

Change in unrealized appreciation (depreciation) on derivatives recognized in the Statement of Operations for the period ended March 31, 2011:

		Net change in unrealized appreciation (depreciation) on:
Fund	Type of Risk Exposure	Investments in unaffiliated securities	Swap agreements	Futures contracts	Written options	Forward foreign currency contracts	Total
Global Bond Fund	Foreign currency	$—	$—	$—	$—	$247	$247
High Income Fund	Foreign currency	—	—	—	—	(358)	(358)

During the period ended March 31, 2011, the average derivative volume was as follows:

Fund	Long forward contracts(1)	Short forward contracts(1)	Long futures contracts(2)	Short futures contracts(2)	Swap agreements(3)	Purchased options(3)	Written options(3)
Global Bond Fund	$92,843	$94,682	$—	$—	—	—	—
High Income Fund	3,790	3,708	—	—	—	—	—

(1)	Average principal amount outstanding during the period.
(2)	Average market value outstanding during the period.
(3)	Average number of contracts outstanding during the period.

7.	COMMITMENTS

At March 31, 2011, High Income Fund had the following bridge loan commitments outstanding:

Loan	Shares	Cost	Market Value	Unrealized Appreciation
EchoStar Corporation	16,120	$16,120	$16,120	$—
Emergency Medical Services Corporation	16,000	16,000	16,000	—

84	SEMIANNUAL REPORT	2011

8.	REGULATORY AND LITIGATION MATTERS

On July 24, 2006, WRIMCO, W&R and WRSCO (collectively, Waddell & Reed) reached a settlement with each of the SEC, the New York Attorney General (NYAG) and the Securities Commissioner of the State of Kansas to resolve proceedings brought by each regulator in connection with its investigation of frequent trading and market timing in certain Waddell & Reed Advisors Funds.

Under the terms of the SEC’s cease-and desist order (SEC Order), pursuant to which Waddell & Reed neither admitted nor denied any of the findings contained therein, among other provisions Waddell & Reed has agreed to: pay $40 million in disgorgement and $10 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to periodically review Waddell & Reed’s supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (described below). According to the SEC Order, the SEC found that some market timers made profits in some of the Waddell & Reed Advisors Funds, and that this may have caused some dilution in those Funds. Also, the SEC found that Waddell & Reed failed to make certain disclosures to the Waddell & Reed Advisors Funds’ Boards of Directors (now Trustees) and shareholders regarding the market timing activity and Waddell & Reed’s acceptance of service fees from some market timers.

The Assurance of Discontinuance with the NYAG (NYAG Settlement), pursuant to which Waddell & Reed neither admitted nor denied any of the findings contained therein, among its conditions requires that Waddell & Reed: reduce the aggregate investment management fees paid by certain of the Waddell & Reed Advisors Funds and by certain of the Ivy Funds Variable Insurance Portfolios, formerly W&R Target Funds, Inc. (the Funds) by $5 million per year for five years, for a projected total of $25 million in investment management fee reductions; bear the costs of an independent fee consultant to be retained by the Funds to review and consult regarding the Funds’ investment management fee arrangements; and make additional investment management fee-related disclosures to Fund shareholders. The NYAG Settlement also effectively requires that the Funds implement certain governance measures designed to maintain the independence of the Funds’ Boards of Directors (now Trustees) and appoint an independent compliance consultant responsible for monitoring the Funds’ and WRIMCO’s compliance with applicable laws.

The consent order issued by the Securities Commissioner of the State of Kansas (Kansas Order), pursuant to which Waddell & Reed neither admitted nor denied any of the findings contained therein, required Waddell & Reed to pay a fine of $2 million to the Office of the Commissioner.

The SEC Order further requires that the $50 million in settlement amounts described above will be distributed in accordance with a distribution plan developed by an independent distribution consultant, in consultation with Waddell & Reed, and that is agreed to by the SEC staff and the Funds’ Disinterested Directors (now Trustees). The SEC Order requires that the independent distribution consultant develop a methodology and distribution plan pursuant to which Fund shareholders shall receive their proportionate share of losses, if any, suffered by the Funds due to market timing. Therefore, it is not currently possible to specify which particular Fund shareholders or groups of Fund shareholders will receive distributions of those settlement monies or in what proportion and amounts.

The foregoing is only a summary of the SEC Order, NYAG Settlement and Kansas Order. A copy of the SEC Order is available on the SEC’s website at www.sec.gov. A copy of the SEC Order, NYAG Settlement and Kansas Order is available as part of the Waddell & Reed Financial, Inc. Form 8-K as filed on July 24, 2006.

In addition, pursuant to the terms of agreement in the dismissal of separate litigation, Waddell & Reed has also agreed to extend the reduction in the aggregate investment management fees paid by the Funds, as described above, for an additional five years.

2011	SEMIANNUAL REPORT	85

PROXY VOTING INFORMATION

Waddell & Reed Advisors Funds

Proxy Voting Guidelines

A description of the policies and procedures Waddell & Reed Advisors Funds uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1.888.WADDELL and (ii) on the Securities and Exchange Commission’s (SEC) website at www.sec.gov.

Proxy Voting Records

Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on Form N-PX through Waddell & Reed’s website at www.waddell.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE INFORMATION

Waddell & Reed Advisors Funds

Portfolio holdings can be found on the Trust’s website at www.waddell.com. Alternatively, a complete schedule of portfolio holdings of each Fund for the first and third quarters of each fiscal year is filed with the SEC and can be found on the Trust’s Form N-Q. These holdings may be viewed in the following ways:

•	On the SEC’s website at www.sec.gov.

•	For review and copy at the SEC’s Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

TO ALL TRADITIONAL IRA PLANHOLDERS:

Waddell & Reed Advisors Funds

As required by law, we are hereby providing notice to you that income tax may be withheld automatically from any distribution or withdrawal from a traditional IRA. A Fund is generally required to withhold taxes unless you make a written election not to have taxes withheld. The election may be made on the distribution/withdrawal form provided by Waddell & Reed, Inc. which can be obtained from your Waddell & Reed financial advisor or by submitting Internal Revenue Service Form W–4P. Once made, an election can be revoked by providing written notice to Waddell & Reed, Inc. If you elect not to have tax withheld you may be required to make payments of estimated tax. Penalties may be imposed by the IRS if withholding and estimated tax payments are not adequate.

86	SEMIANNUAL REPORT	2011

The Waddell & Reed Advisors Funds Family

Global/International Funds

Waddell & Reed Advisors International Growth Fund

Domestic Equity Funds

Waddell & Reed Advisors Accumulative Fund

Waddell & Reed Advisors Core Investment Fund

Waddell & Reed Advisors Dividend Opportunities Fund

Waddell & Reed Advisors New Concepts Fund

Waddell & Reed Advisors Small Cap Fund

Waddell & Reed Advisors Tax-Managed Equity Fund

Waddell & Reed Advisors Value Fund

Waddell & Reed Advisors Vanguard Fund

Fixed Income Funds

Waddell & Reed Advisors Bond Fund

Waddell & Reed Advisors Global Bond Fund

Waddell & Reed Advisors Government Securities Fund

Waddell & Reed Advisors High Income Fund

Waddell & Reed Advisors Municipal Bond Fund

Waddell & Reed Advisors Municipal High Income Fund

Money Market Funds

Waddell & Reed Advisors Cash Management

Specialty Funds

Waddell & Reed Advisors Asset Strategy Fund

Waddell & Reed Advisors Continental Income Fund

Waddell & Reed Advisors Energy Fund

Waddell & Reed Advisors Science and Technology Fund

1.888.WADDELL

Visit us online at www.waddell.com

Investors should consider the investment objectives, risks, charges and expenses of a fund carefully before investing. For a prospectus containing this and other information for the Waddell & Reed Advisors Funds, call your financial advisor or visit us online at www.waddell.com. Please read the prospectus, or summary prospectus, carefully before investing.

2011	SEMIANNUAL REPORT	87

SEMIANN-WRA-FI (3-11)

ITEM 2.    CODE OF ETHICS.

Required in annual report only.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Required in annual report only.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Required in annual report only.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    SCHEDULE OF INVESTMENTS.

See Item 1 Shareholder Report.

ITEM 7.    DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.    PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

ITEM 11.    CONTROLS AND PROCEDURES.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant’s management, including the Principal Executive Officer and Principal

Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred over the Registrant’s last fiscal half-year that has affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.    EXHIBITS.

(a) (2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

(b)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)).

Attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Funds
(Registrant)

By	/s/ Mara D. Herrington
Mara D. Herrington, Vice President and Secretary

Date:	June 2, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date:	June 2, 2011

By	/s/ Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date:	June 2, 2011